                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2019

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VANECK VECTORS®

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
ChinaAMC CSI 300 ETF	PEK®
ChinaAMC SME-ChiNext ETF	CNXT®
Egypt Index ETF	EGPT®
India Small-Cap Index ETF	SCIF®
Indonesia Index ETF	IDX®
Israel ETF	ISRA®
Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®
Vietnam ETF	VNM®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VECTORS ETFs

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy–one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VECTORS ETFs

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
Africa Index ETF
Actual	$1,000.00	$1,112.10	0.78%	$4.08
Hypothetical**	$1,000.00	$1,020.93	0.78%	$3.91
Brazil Small-Cap ETF
Actual	$1,000.00	$1,195.90	0.66%	$3.59
Hypothetical**	$1,000.00	$1,021.52	0.66%	$3.31
ChinaAMC CSI 300 ETF
Actual	$1,000.00	$1,278.00	0.61%	$3.45
Hypothetical**	$1,000.00	$1,021.77	0.61%	$3.06
ChinaAMC SME-ChiNext ETF
Actual	$1,000.00	$1,232.70	0.65%	$3.60
Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.26
Egypt Index ETF
Actual	$1,000.00	$1,111.40	1.00%	$5.24
Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
India Small-Cap Index ETF
Actual	$1,000.00	$899.40	0.84%	$3.96
Hypothetical**	$1,000.00	$1,020.63	0.84%	$4.21
Indonesia Index ETF
Actual	$1,000.00	$1,058.60	0.57%	$2.91
Hypothetical**	$1,000.00	$1,021.97	0.57%	$2.86
Israel ETF
Actual	$1,000.00	$1,155.10	0.63%	$3.37
Hypothetical**	$1,000.00	$1,021.67	0.63%	$3.16
Russia ETF
Actual	$1,000.00	$1,263.40	0.70%	$3.93
Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51
Russia Small-Cap ETF
Actual	$1,000.00	$1,251.40	0.78%	$4.35
Hypothetical**	$1,000.00	$1,020.93	0.78%	$3.91
Vietnam ETF
Actual	$1,000.00	$1,086.30	0.64%	$3.31
Hypothetical**	$1,000.00	$1,021.62	0.64%	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 101.1%
Canada: 10.1%
28,400	B2Gold Corp. (USD) *	$86,052
77,584	Barrick Gold Corp. (USD)	1,223,500
167,883	First Quantum Minerals Ltd.	1,598,213
340,964	IAMGOLD Corp. (USD) *	1,152,458
562,259	Ivanhoe Mines Ltd. * †	1,789,935
		5,850,158
China / Hong Kong: 2.2%
4,098,000	China Molybdenum Co. Ltd. #	1,299,567
Egypt: 4.0%
551,735	Commercial International Bank Reg S (GDR) #	2,348,344
Germany: 4.1%
90,800	Jumia Technologies AG (ADR) *	2,398,936
India: 0.7%
16,841	MakeMyTrip Ltd. (USD) *	417,657
Kenya: 9.7%
464,800	East African Breweries Ltd.	908,452
3,904,000	Equity Group Holdings Plc #	1,489,700
11,775,300	Safaricom Plc	3,237,631
		5,635,783
Morocco: 14.5%
61,451	Attijariwafa Bank #	2,994,176
53,368	Banque Centrale Populaire	1,505,319
43,167	Banque Marocaine du Commerce Exterieur #	812,048
38,537	Cosumar #	818,365
156,289	Maroc Telecom	2,270,325
		8,400,233
Nigeria: 13.6%
38,985,863	Guaranty Trust Bank Plc	3,562,875
357,386	Nestle Nigeria Plc	1,379,907
4,898,715	Nigerian Breweries Plc	857,275
37,887,510	Zenith Bank Ltd.	2,083,813
		7,883,870
Singapore: 1.0%
2,586,600	Golden Agri-Resources Ltd. #	555,348
South Africa: 31.9%
45,837	Absa Group Ltd. #	572,537
4,412	Anglo American Platinum Ltd. #	262,211
20,343	AngloGold Ashanti Ltd. (ADR)	362,309
25,005	Aspen Pharmacare Holdings Ltd. † #	178,274
19,570	AVI Ltd.	126,791
7,566	Barloworld Ltd. #	68,527
18,374	Bid Corp. Ltd. #	399,648
19,283	Bidvest Group Ltd. #	259,187
4,524	Capitec Bank Holdings Ltd.	416,665
13,984	Clicks Group Ltd. †	203,583
19,661	Coronation Fund Managers Ltd. #	62,371
27,632	Discovery Ltd. #	292,594
14,546	Exxaro Resources Ltd. #	177,915
227,477	FirstRand Ltd. #	1,106,645
60,105	Fortress REIT Ltd. #	91,741
13,306	Foschini Group Ltd. #	170,294
41,267	Gold Fields Ltd. (ADR)	223,254
Number of Shares		Value

South Africa: (continued)
186,004	Growthpoint Properties Ltd. #	$320,863
14,564	Hyprop Investments Ltd.	72,163
42,866	Impala Platinum Holdings Ltd. * #	212,182
12,404	Imperial Holdings Ltd.	45,240
17,697	Investec Ltd. #	114,985
36,152	Investec Plc (GBP) #	235,520
9,367	Liberty Holdings Ltd.	70,187
80,383	Life Healthcare Group Holdings Ltd. #	128,214
25,176	Mediclinic International Plc (GBP) #	97,685
56,465	MMI Holdings Ltd. #	75,874
8,786	Motus Holdings Ltd. #	45,109
15,538	Mr Price Group Ltd. #	218,568
84,455	MTN Group Ltd. † #	637,895
27,162	MultiChoice Group Ltd. * #	257,749
19,064	Naspers Ltd. #	4,609,128
26,875	Nedbank Group Ltd. #	482,874
91,929	Netcare Ltd. #	117,125
261,225	Old Mutual Ltd. #	392,840
22,468	Pick n Pay Stores Ltd.	109,940
9,303	Pioneer Foods Ltd.	45,521
10,736	PSG Group Ltd. #	182,128
52,310	Rand Merchant Investment Holdings Ltd. #	126,097
346,207	Redefine Properties Ltd. #	222,222
29,368	Remgro Ltd. #	391,399
19,047	Resilient REIT Ltd.	83,691
46,200	RMB Holdings Ltd. #	276,809
116,700	Sanlam Ltd. #	647,245
23,389	Sappi Ltd.	91,043
36,887	Sasol Ltd. (ADR) †	916,642
29,028	Shoprite Holdings Ltd. #	324,083
10,140	Spar Group Ltd. #	134,546
76,014	Standard Bank Group Ltd. #	1,060,673
17,092	Telkom SA SOC Ltd. #	111,653
9,858	Tiger Brands Ltd. #	156,410
26,459	Truworths International Ltd. #	131,175
27,429	Vodacom Group Ltd. † #	232,798
58,182	Woolworths Holdings Ltd. † #	201,373
		18,554,195
United Kingdom: 7.3%
55,184	Anglo American Plc #	1,579,934
271,109	Centamin Plc #	395,259
6,481	Mondi Ltd. (ZAR) #	145,537
784,431	Tullow Oil Plc #	2,103,016
		4,223,746
United States: 2.0%
147,773	Kosmos Energy Ltd.	926,537
1,742	Royal Caribbean Cruises Ltd.	211,148
		1,137,685
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. *	7,109
15,980	Delta Corp. Ltd. #	5,956
		13,065
Total Common Stocks (Cost: $50,319,674)		58,718,587

See Notes to Financial Statements

5

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $10,539)
10,539	Dreyfus Government Cash Management Fund – Institutional Shares	$10,539

Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $50,330,213)		58,729,126

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.4%
Repurchase Agreements: 4.4%
$1,000,000	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $1,000,208; (collateralized by various U.S. government and agency obligations, 3.10% to 4.00%, due 7/2/19 to 1/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Principal Amount		Value

Repurchase Agreements: (continued)
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.16% to 3.20%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	$1,000,000
548,017	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $548,131; (collateralized by various U.S. government and agency obligations, 3.20%, due 8/15/20 to 11/15/46, valued at $558,977 including accrued interest)	548,017
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,548,017)		2,548,017
Total Investments: 105.5% (Cost: $52,878,230)		61,277,143
Liabilities in excess of other assets: (5.5)%		(3,215,256)
NET ASSETS: 100.0%		$58,061,887

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,413,104.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,334,416 which represents 52.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.5%	$6,748,051
Consumer Discretionary	14.3	8,403,388
Consumer Staples	10.3	6,025,825
Energy	5.5	3,207,468
Financials	36.3	21,310,827
Health Care	0.9	521,298
Industrials	0.6	372,954
Materials	19.3	11,338,096
Real Estate	1.3	790,680
Money Market Fund	0.0	10,539
	100.0%	$58,729,126

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$5,850,158	$—	$—	$5,850,158
China / Hong Kong	—	1,299,567	—	1,299,567
Egypt	—	2,348,344	—	2,348,344
Germany	2,398,936	—	—	2,398,936
India	417,657	—	—	417,657
Kenya	4,146,083	1,489,700	—	5,635,783
Morocco	3,775,644	4,624,589	—	8,400,233
Nigeria	7,883,870	—	—	7,883,870
Singapore	—	555,348	—	555,348
South Africa	2,767,029	15,787,166	—	18,554,195
United Kingdom	—	4,223,746	—	4,223,746
United States	1,137,685	—	—	1,137,685
Zimbabwe	7,109	5,956	—	13,065
Money Market Fund	10,539	—	—	10,539
Repurchase Agreements	—	2,548,017	—	2,548,017
Total	$28,394,710	$32,882,433	$—	$61,277,143

See Notes to Financial Statements

7

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.0%
Automobiles & Components: 1.3%
74,800	Mahle-Metal Leve SA Industria e Comercio	$481,531
128,900	Tupy SA	701,239
		1,182,770
Capital Goods: 1.1%
178,402	Iochpe Maxion SA	1,036,511
Consumer Durables & Apparel: 12.0%
77,750	Arezzo Industria e Comercio SA	1,016,432
195,350	Cia Hering SA	1,512,965
442,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,399,073
198,302	EZ Tec Empreendimentos e Participacoes SA	1,327,195
596,250	Grendene SA	1,211,149
165,000	Guararapes Confeccoes SA	695,243
535,250	MRV Engenharia e Participacoes SA	2,727,859
		10,889,916
Consumer Services: 6.2%
8,825	Arco Platform Ltd. (USD) *	386,358
251,900	BK Brasil Operacao E Assessoria	1,458,940
254,200	CVC Brasil Operadora e Agencia de Viagens SA	3,296,699
85,025	Ser Educacional SA Reg S 144A	550,234
		5,692,231
Energy: 4.5%
185,089	Cosan Ltd. (USD)	2,472,789
155,000	Enauta Participacoes SA	515,866
38,400	Modec, Inc. #	1,087,677
		4,076,332
Food, Beverage & Tobacco: 5.0%
97,516	Adecoagro SA (USD) *	696,264
239,150	Camil Alimentos SA	447,166
265,650	Mafrig Global Foods SA *	435,146
278,250	Minerva SA *	576,072
339,600	Sao Martinho SA	1,781,154
137,100	SLC Agricola SA	630,882
		4,566,684
Health Care Equipment & Services: 8.6%
108,100	Centro de Imagem Diagnosticos SA	405,943
350,200	Fleury SA	1,947,101
73,800	Instituto Hermes Pardini SA	370,927
516,400	Odontoprev SA	2,455,622
440,300	Qualicorp SA	2,633,808
		7,813,401
Insurance: 0.4%
118,100	Wiz Solucoes e Corretagem de Seguros SA	336,159
Materials: 9.2%
591,625	Duratex SA	1,821,119
113,964	ERO Copper Corp. *	1,930,221
473,209	Largo Resources Ltd. *	654,048
65,112	Rhi Magnesita NV (GBP) #	3,996,597
		8,401,985
Number of Shares		Value

Media & Entertainment: 1.4%
113,400	Smiles Fidelidade SA	$1,240,329
Real Estate: 4.7%
161,573	Aliansce Shopping Centers SA	1,034,670
237,400	BR Properties SA	608,964
32,137	FII BTG Pactual Corporate Office Fund	807,704
151,000	Iguatemi Empresa de Shopping Centers SA	1,806,912
		4,258,250
Semiconductor: 0.4%
16,043	SMART Global Holdings, Inc. *	368,829
Software & Services: 7.4%
236,000	Linx SA	2,191,018
863,498	Sonda SA	1,203,615
292,100	Totvs SA	3,344,741
		6,739,374
Technology Hardware & Equipment: 0.9%
26,466	Ituran Location and Control Ltd. (USD)	796,362
Telecommunication Services: 3.6%
112,546	NII Holdings, Inc. *	190,203
1,532,313	Oi SA (ADR)	3,079,949
		3,270,152
Transportation: 4.7%
45,600	DryShips, Inc. (USD)	174,192
390,940	EcoRodovias Infraestrutura e Logistica SA	1,095,461
101,659	Gol Linhas Aereas Inteligentes SA (ADR) * †	1,716,004
122,900	Movida Participacoes SA	476,884
765,150	Santos Brasil Participacoes SA	868,775
		4,331,316
Utilities: 18.6%
397,750	AES Tiete Energia SA	1,219,161
392,687	Alupar Investimento SA	2,643,513
123,196	Cia de Saneamento de Minas Gerais SA	2,150,825
174,300	Cia de Saneamento do Parana	3,657,624
157,107	Cia Paranaense de Energia (ADR)	1,995,259
162,500	Light SA	820,128
629,450	Transmissora Alianca de Energia Eletrica SA	4,452,105
		16,938,615
Total Common Stocks (Cost: $63,110,447)		81,939,216
PREFERRED STOCKS: 9.8%
Banks: 1.5%
160,850	Banco ABC Brasil SA, 5.55%	805,098
34,550	Banco Inter SA Reg S 144A, 0.91%	548,039
		1,353,137
Capital Goods: 1.8%
917,709	Marcopolo SA, 3.10%	920,111
316,350	Randon Implementos e Participacoes SA, 1.59%	744,750
		1,664,861
Consumer Durables & Apparel: 1.8%
316,881	Alpargatas SA, 0.33%	1,684,277

See Notes to Financial Statements

8

Number of Shares		Value

Materials: 3.0%
1,018,850	Metalurgica Gerdau SA, 2.49%	$1,920,982
86,477	Unipar Carbocloro SA, 4.13%	802,850
		2,723,832
Utilities: 1.7%
213,200	Cia Energetica de Sao Paulo, 3.26%	1,509,076
Total Preferred Stocks (Cost: $4,539,471)		8,935,183
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $67,649,918)		90,874,399

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Repurchase Agreements: 1.8%
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.44% to 3.48%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
Principal Amount		Value

Repurchase Agreements: (continued)
$612,760	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $612,888; (collateralized by various U.S. government and agency obligations, 3.48%, due 8/15/20 to 11/15/46, valued at $625,015 including accrued interest)	$612,760
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,612,760)		1,612,760
Total Investments: 101.6% (Cost: $69,262,678)		92,487,159
Liabilities in excess of other assets: (1.6)%		(1,479,435)
NET ASSETS: 100.0%		$91,007,724

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,616,699.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,084,274 which represents 5.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,098,273, or 1.2% of net assets.

See Notes to Financial Statements

9

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.0%	$4,510,481
Consumer Discretionary	21.4	19,449,194
Consumer Staples	5.0	4,566,684
Energy	4.5	4,076,332
Financials	2.8	2,497,000
Health Care	8.6	7,813,401
Industrials	7.7	7,032,688
Information Technology	8.7	7,904,565
Materials	12.2	11,125,817
Real Estate	3.8	3,450,546
Utilities	20.3	18,447,691
	100.0%	$90,874,399

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,182,770	$—	$—	$1,182,770
Capital Goods	1,036,511	—	—	1,036,511
Consumer Durables & Apparel	10,889,916	—	—	10,889,916
Consumer Services	5,692,231	—	—	5,692,231
Energy	2,988,655	1,087,677	—	4,076,332
Food, Beverage & Tobacco	4,566,684	—	—	4,566,684
Health Care Equipment & Services	7,813,401	—	—	7,813,401
Insurance	336,159	—	—	336,159
Materials	4,405,388	3,996,597	—	8,401,985
Media & Entertainment	1,240,329	—	—	1,240,329
Real Estate	4,258,250	—	—	4,258,250
Semiconductor	368,829	—	—	368,829
Software & Services	6,739,374	—	—	6,739,374
Technology Hardware & Equipment	796,362	—	—	796,362
Telecommunication Services	3,270,152	—	—	3,270,152
Transportation	4,331,316	—	—	4,331,316
Utilities	16,938,615	—	—	16,938,615
Preferred Stocks*	8,935,183	—	—	8,935,183
Repurchase Agreements	—	1,612,760	—	1,612,760
Total	$85,790,125	$6,697,034	$—	$92,487,159

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

10

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Automobiles & Components: 2.2%
19,100	BAIC BluePark New Energy Technology Co. Ltd. *	$22,954
41,381	Byd Co. Ltd. #	306,108
31,309	China Shipbuilding Industry Group Power Co. Ltd. #	107,818
88,985	Chongqing Changan Automobile Co. Ltd. #	85,943
63,900	Fuyao Glass Industry Group Co. Ltd. #	211,752
54,974	Great Wall Motor Co. Ltd. #	66,276
42,280	Guangzhou Automobile Group Co. Ltd. #	67,367
71,873	Huayu Automotive Systems Co. Ltd. #	226,234
19,700	Kuang-Chi Technologies Co. Ltd. * #	26,689
159,863	SAIC Motor Corp. Ltd. #	593,840
67,580	Zhejiang Century Huatong Group Co. Ltd. #	107,426
		1,822,407
Banks: 16.9%
1,747,000	Agricultural Bank of China Ltd. #	915,832
674,915	Bank of Beijing Co. Ltd. #	581,053
17,200	Bank of Changsha Co. Ltd. *	23,874
82,400	Bank of Chengdu Co. Ltd. #	106,038
961,100	Bank of China Ltd. #	523,475
1,252,916	Bank of Communications Co. Ltd. #	1,116,672
88,060	Bank of Guiyang Co. Ltd. #	110,985
93,560	Bank of Hangzhou Co. Ltd. #	113,532
315,900	Bank of Jiangsu Co. Ltd. #	334,123
270,771	Bank of Nanjing Co. Ltd. #	325,865
118,735	Bank of Ningbo Co. Ltd. #	419,332
249,196	Bank of Shanghai Co. Ltd. #	430,180
139,800	China CITIC Bank Corp. Ltd. #	121,566
306,200	China Construction Bank Corp. #	331,892
726,200	China Everbright Bank Co. Ltd. #	402,989
470,389	China Merchants Bank Co. Ltd. #	2,467,146
1,132,017	China Minsheng Banking Corp. Ltd. #	1,046,978
280,656	Huaxia Bank Co. Ltd. #	314,774
983,604	Industrial & Commercial Bank of China Ltd. #	843,898
663,191	Industrial Bank Co. Ltd. #	1,767,368
391,509	Ping An Bank Co. Ltd. #	786,412
535,418	Shanghai Pudong Development Bank Co. Ltd. #	911,222
		13,995,206
Capital Goods: 8.7%
41,000	AECC Aviation Power Co. Ltd. #	135,736
63,100	AVIC Aircraft Co. Ltd. #	144,949
13,400	AVIC Helicopter Co. Ltd. #	80,131
19,200	AVIC Shenyang Aircraft Co. Ltd. * #	81,271
38,500	Beijing New Building Materials Plc #	101,691
24,099	China Avionics Systems Co. Ltd. #	52,098
107,124	China Communications Construction Co. Ltd. #	176,593
126,000	China Gezhouba Group Co. Ltd. #	114,310
90,000	China National Chemical Engineering Co. Ltd. #	78,925
209,800	China Railway Construction Corp. Ltd. #	304,152
339,908	China Railway Group Ltd. #	322,582

Number of Shares		Value

Capital Goods: (continued)
417,300	China Shipbuilding Industry Co. Ltd. #	$338,015
27,000	China Spacesat Co. Ltd. #	88,793
957,208	China State Construction Engineering Corp. Ltd. #	801,544
443,715	CRRC Corp. Ltd. #	523,017
73,658	Fangda Carbon New Material Co. Ltd. #	131,925
38,900	Han’s Laser Technology Co. Ltd. #	195,208
111,900	Jiangsu Zhongtian Technology Co. Ltd. #	149,742
325,600	Metallurgical Corp of China Ltd. #	144,165
84,311	NARI Technology Development Co. Ltd. #	228,986
348,800	Power Construction Corp. of China Ltd. #	268,820
267,300	Sany Heavy Industry Co. Ltd. #	509,532
203,048	Shanghai Construction Group Co. Ltd. #	111,146
160,800	Shanghai Electric Group Co. Ltd. #	126,117
45,449	Shenzhen Inovance Technology Co. Ltd. #	151,840
49,789	Siasun Robot & Automation Co. Ltd. * #	110,584
73,261	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	110,019
169,407	TBEA Co. Ltd. #	179,002
218,600	Weichai Power Co. Ltd. #	391,613
214,300	XCMG Construction Machinery Co. Ltd. #	139,302
64,600	Xiamen C & D, Inc. #	83,574
125,900	Xinjiang Goldwind Science and Technology Co. Ltd. #	228,156
27,300	Zangge Holding Co. Ltd. * #	32,971
39,200	Zhejiang Chint Electrics Co. Ltd. #	131,997
63,082	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	96,954
60,553	Zhengzhou Yutong Bus Co. Ltd. #	114,934
234,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	204,960
		7,185,354
Commercial & Professional Services: 0.2%
73,500	Beijing Orient Landscape Co. Ltd. #	64,224
86,241	Beijing Originwater Technology Co. Ltd. #	97,993
		162,217
Consumer Durables & Apparel: 5.3%
219,428	Gree Electric Appliances, Inc. #	1,762,665
166,800	Haier Smart Home Co. Ltd. #	420,337
21,672	Hangzhou Robam Appliances Co. Ltd. #	85,813
81,994	Heilan Home Co. Ltd. #	108,425
210,895	Midea Group Co. Ltd. #	1,597,272
5,700	Oppein Home Group, Inc. #	89,505
494,300	TCL Corp. #	240,386
6,300	Xiamen Intretech, Inc. #	35,907
7,500	Zhejiang Supor Co. Ltd. #	82,855
		4,423,165
Consumer Services: 1.1%
44,500	China International Travel Service Corp. Ltd. #	574,706
187,020	Shenzhen Overseas Chinese Town Co. Ltd. #	189,334
33,100	Songcheng Performance Development Co. Ltd. #	111,578
		875,618

See Notes to Financial Statements

11

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Diversified Financials: 3.7%
99,736	Anxin Trust Co. Ltd. * #	$73,453
84,600	Bohai Capital Holding Co. Ltd. #	48,291
114,600	Caitong Securities Co. Ltd. #	183,590
58,800	China Galaxy Securities Co. Ltd. #	105,054
15,600	China Great Wall Securities Co. Ltd.	37,882
12,300	Chinalin Securities Co. Ltd. #	33,311
20,400	CSC Financial Co. Ltd. #	62,817
62,900	Dongxing Securities Co. Ltd. #	108,967
245,020	East Money Information Co. Ltd. #	484,286
89,071	Everbright Securities Co. Ltd. #	148,301
205,650	Guotai Junan Securities Co. Ltd. #	550,239
112,230	Guosen Securities Co. Ltd. #	215,295
9,800	Hithink RoyalFlush Information Network Co. Ltd. #	140,459
23,900	Minmetals Capital Co. Ltd. #	32,862
163,300	Orient Securities Co. Ltd. #	254,304
77,100	SDIC Capital Co. Ltd. #	157,497
411,038	Shenwan Hongyuan Group Co. Ltd. #	300,009
23,600	Tianfeng Securities Co. Ltd.	37,222
60,800	Zheshang Securities Co. Ltd. #	82,490
		3,056,329
Energy: 2.2%
83,500	China Coal Energy Co. Ltd. #	58,362
27,000	China Oilfield Services Ltd. #	37,978
610,100	China Petroleum & Chemical Corp. #	486,895
76,400	China Petroleum Engineering Corp. #	47,043
150,410	China Shenhua Energy Co. Ltd. #	447,014
100,780	Offshore Oil Engineering Co. Ltd. #	82,484
369,200	PetroChina Co. Ltd. #	370,489
182,407	Shaanxi Coal Industry Co. Ltd. #	245,726
40,500	Yanzhou Coal Mining Co. Ltd. #	64,220
		1,840,211
Financials: 5.5%
245,586	AVIC Capital Co. Ltd. #	194,028
176,500	Changjiang Securities Co. Ltd. #	200,979
130,400	China Merchants Securities Co. Ltd. #	324,652
358,900	CITIC Securities Co. Ltd. #	1,246,091
187,750	Founder Securities Co. Ltd. #	194,681
134,956	GF Securities Co. Ltd. #	270,401
92,050	Guoyuan Securities Co. Ltd. #	123,052
369,036	Haitong Securities Co. Ltd. #	763,549
148,904	Huatai Securities Co. Ltd. #	484,637
213,750	Industrial Securities Co. Ltd. #	210,082
110,300	Sinolink Securities Co. Ltd. #	156,370
109,400	SooChow Securities Co. Ltd. #	163,588
128,728	Southwest Securities Co. Ltd. #	92,719
79,814	Western Securities Co. Ltd. #	117,300
		4,542,129
Food, Beverage & Tobacco: 12.3%
5,200	Anhui Gujing Distillery Co. Ltd. #	89,855
36,900	Foshan Haitian Flavouring and Food Co. Ltd. #	564,898
36,100	Guangdong Haid Group Co. Ltd. #	162,466
19,225	Hebei Yangyuan Zhihui Beverage Co. Ltd. #	103,861
45,167	Henan Shuanghui Investment and Development Co. Ltd. #	163,822

Number of Shares		Value

Food, Beverage & Tobacco: (continued)
278,044	Inner Mongolia Yili Industrial Group Co. Ltd. #	$1,354,406
27,499	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	487,721
22,926	Kweichow Moutai Co. Ltd. #	3,290,463
33,393	Luzhou Laojiao Co. Ltd. #	393,667
38,000	Muyuan Foodstuff Co. Ltd. #	325,583
96,100	New Hope Liuhe Co. Ltd. #	243,171
11,960	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	120,444
88,500	Tongwei Co. Ltd. #	181,554
169,585	Wens Foodstuffs Group Co. Ltd. #	886,211
88,500	Wuliangye Yibin Co. Ltd. #	1,523,247
174,556	Yonghui Superstores Co. Ltd. #	259,738
		10,151,107
Health Care Equipment & Services: 1.1%
56,562	Aier Eye Hospital Group Co. Ltd. #	255,227
39,881	Huadong Medicine Co. Ltd. #	150,869
25,700	Jointown Pharmaceutical Group Co. Ltd. #	46,228
48,700	Lepu Medical Technology Beijing Co. Ltd. #	163,322
85,395	Meinian Onehealth Healthcare Holdings Co. Ltd. #	155,235
52,573	Shanghai Pharmaceuticals Holding Co. Ltd. #	139,033
		909,914
Insurance: 9.6%
76,011	China Life Insurance Co. Ltd. #	313,840
143,317	China Pacific Insurance Group Co. Ltd. #	762,877
90,100	Hubei Biocause Pharmaceutical Co. Ltd. #	85,244
38,076	New China Life Insurance Co. Ltd. #	305,619
48,600	People’s Insurance Co Group of China Ltd. *	67,105
494,020	Ping An Insurance Group Co. of China Ltd. #	6,383,645
		7,918,330
Materials: 6.1%
20,800	ADAMA Ltd. #	32,513
298,200	Aluminum Corp. of China Ltd. * #	170,415
109,330	Angang Steel Co. Ltd. #	60,378
91,200	Anhui Conch Cement Co. Ltd. #	551,369
39,500	Baiyin Nonferrous Group Co. Ltd. #	25,232
406,328	Baoshan Iron and Steel Co. Ltd. #	384,958
152,100	BBMG Corp. #	83,268
40,852	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	134,736
53,565	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	61,929
13,500	Bluestar Adisseo Co. #	20,397
95,800	China Jushi Co. Ltd. #	133,125
322,200	China Molybdenum Co. Ltd. #	186,179
99,370	China Northern Rare Earth Group High-Tech Co. Ltd. #	186,360
193,700	Hebei Iron & Steel Co. Ltd. #	84,390
48,440	Hengli Petrochemical Co. Ltd. #	85,833
51,800	Hengyi Petrochemical Co. Ltd. #	103,203
4,600	Hoshine Silicon Industry Co. Ltd. #	31,561

See Notes to Financial Statements

12

Number of Shares		Value

Materials: (continued)
153,916	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	$73,803
831,560	Inner Mongolian Baotou Steel Union Co. Ltd. #	204,762
47,300	Jiangxi Copper Co. Ltd. #	108,548
35,600	Jiangxi Ganfeng Lithium Co. Ltd. #	121,710
27,800	Lomon Billions Group Co. Ltd. #	60,110
195,900	Pangang Group Vanadium Titanium & Resources Co. Ltd. *	96,625
57,400	Rongsheng Petro Chemical Co. Ltd. #	100,833
33,900	Shandong Gold Mining Co. Ltd. #	203,405
326,940	Shandong Nanshan Aluminum Co. Ltd. #	107,637
100,300	Sinopec Shanghai Petrochemical Co. Ltd. #	75,388
31,265	Tianqi Lithium Industries, Inc. #	115,279
288,000	Tongling Nonferrous Metals Group Co. Ltd. #	103,194
59,400	Transfar Zhilian Co. Ltd. #	65,184
71,570	Wanhua Chemical Group Co. Ltd. #	446,639
20,936	YanAn Bicon Pharmaceutical Listed Co. #	52,936
29,533	Zhejiang Huayou Cobalt Co. Ltd. #	91,848
118,700	Zhejiang Longsheng Group Co. Ltd. #	272,919
78,646	Zhongjin Gold Corp. Ltd. #	117,661
552,100	Zijin Mining Group Co. Ltd. #	303,820
		5,058,147
Media & Entertainment: 0.8%
40,120	Beijing Enlight Media Co. Ltd. #	39,753
34,029	China Film Co. Ltd. #	77,611
27,700	Giant Network Group Co. Ltd. #	73,331
9,600	Mango Excellent Media Co. Ltd. * #	57,479
24,000	Perfect World Co. Ltd. #	90,287
93,967	Shanghai Oriental Pearl Group Co. Ltd. #	144,362
37,900	Wanda Film Holding Co. Ltd. #	101,757
48,400	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	95,599
		680,179
Pharmaceuticals, Biotechnology: 5.1%
25,000	Beijing Tongrentang Co. Ltd. #	105,570
6,200	Changchun High & New Technology Industry Group, Inc. #	305,241
11,945	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	57,221
21,900	Chongqing Zhifei Biological Products Co. Ltd. #	137,565
25,661	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	153,236
38,340	Hualan Biological Engineering, Inc. #	170,211
14,900	Hubei Jumpcan Pharmaceutical Co. Ltd. #	65,363
141,149	Jiangsu Hengrui Medicine Co. Ltd. #	1,357,948
20,210	Shandong Buchang Pharmaceuticals Co. Ltd. #	75,865
20,900	Shandong Dong-E E-Jiao Co. Ltd. #	121,200
45,900	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	169,290
68,060	Shanghai RAAS Blood Products Co. Ltd. * #	69,080

Number of Shares		Value

Pharmaceuticals & Biotechnology: (continued)
19,086	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	$62,228
39,391	Sichuan Kelun Pharmaceutical Co. Ltd. #	170,588
41,370	Tasly Pharmaceutical Group Co. Ltd. #	99,690
55,639	Tonghua Dongbao Pharmaceutical Co. Ltd. #	124,832
56,100	Walvax Biotechnology Co. Ltd. * #	231,758
4,800	WuXi AppTec Co. Ltd. * #	60,580
23,701	Yunnan Baiyao Group Co. Ltd. #	287,972
13,791	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	231,537
58,800	Zhejiang NHU Co. Ltd. #	165,352
		4,222,327
Real Estate: 4.4%
82,174	China Fortune Land Development Co. Ltd. #	389,996
108,159	China Merchants Shekou Industrial Zone Co. Ltd. #	329,421
221,767	China Vanke Co. Ltd. #	899,039
54,500	Financial Street Holdings Co. Ltd. #	62,231
102,901	Gemdale Corp. #	178,881
166,500	Greenland Holdings Corp. Ltd. #	165,662
84,600	Jiangsu Zhongnan Construction Group Co. Ltd. #	106,724
97,400	Jinke Properties Group Co Ltd #	85,478
325,504	Poly Developments and Holdings Group Co. Ltd. #	605,355
18,400	Red Star Macalline Group Corp. Ltd. #	32,598
79,300	RiseSun Real Estate Development Co. Ltd. #	108,511
41,200	Seazen Holdings Co. Ltd. #	239,069
40,017	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	90,353
73,900	Sunshine City Group Co. Ltd. #	69,766
196,081	Xinhu Zhongbao Co. Ltd. #	89,696
160,023	Youngor Group Co. Ltd. #	148,107
124,100	Zhejiang China Commodities City Group Co. Ltd. #	74,512
		3,675,399
Retailing: 0.5%
149,320	China Grand Automotive Services Co. Ltd. #	97,165
169,800	Suning Commerce Group Co. Ltd. #	284,230
78,560	Wuchan Zhongda Group Co. Ltd. #	62,062
		443,457
Semiconductor: 0.9%
7,767	Gigadevice Semiconductor Beijing, Inc. #	98,266
115,678	LONGi Green Energy Technology Co. Ltd. #	390,222
111,623	Sanan Optoelectronics Co. Ltd. #	183,558
4,200	Shenzhen Goodix Technology Co. Ltd. #	85,004
		757,050
Software & Services: 1.8%
18,500	360 Security Technology, Inc. #	57,702
51,000	Aisino Co. Ltd. #	171,240
66,830	Anhui USTC iFlytek Co. Ltd. * #	323,942

See Notes to Financial Statements

13

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Software & Services: (continued)
14,606	Beijing Shiji Information Technology Co. Ltd. #	$77,097
85,273	DHC Software Co. Ltd. #	86,900
30,800	Glodon Co. Ltd. #	147,716
29,290	Hundsun Technologies, Inc. #	291,096
88,731	Wangsu Science and Technology Co. Ltd. #	139,439
56,715	Yonyou Software Co. Ltd. #	222,360
		1,517,492
Technology Hardware & Equipment: 5.4%
11,600	Avary Holding Shenzhen Co. Ltd.	49,553
23,473	AVIC Jonhon OptronicTechnology Co. Ltd. #	114,484
109,754	Beijing Xinwei Telecom Technology Group Co. Ltd. * # ∞	162,453
1,080,933	BOE Technology Group Co. Ltd. #	542,888
47,700	Chaozhou Three-Circle Group Co. Ltd. #	135,232
28,700	Dawning Information Industry Co. Ltd. #	147,084
199,900	Dongxu Optoelectronic Technology Co. Ltd. #	149,927
32,022	Fiberhome Telecommunication Technologies Co. Ltd. #	130,280
468,512	Focus Media Information Technology Co. Ltd. #	361,914
54,300	Foxconn Industrial Internet Co. Ltd. #	95,249
88,800	GoerTek, Inc. #	115,105
170,564	Hangzhou Hikvision Digital Technology Co. Ltd. #	686,955
60,780	Hengtong Optic-electric Co. Ltd. #	148,985
35,849	Lens Technology Co. Ltd. #	36,423
81,200	Leyard Optoelectronic Co. Ltd. #	92,779
112,586	Luxshare Precision Industry Co. Ltd. #	407,941
86,550	OFILM Group Co. Ltd. #	99,079
35,600	Shenzhen Sunway Communication Co. Ltd. #	127,137
108,100	Tsinghua Tongfang Co. Ltd. #	142,534
13,000	Tsinghua Unisplendour Co. Ltd. #	51,752
81,995	Zhejiang Dahua Technology Co. Ltd. #	173,799
108,520	ZTE Corp. * #	516,714
		4,488,267
Telecommunication Services: 0.5%
424,678	China United Network Communications Ltd. #	381,213
Transportation: 3.1%
136,300	Air China Ltd. #	189,946
176,600	China COSCO Holdings Co. Ltd. * #	129,234
178,900	China Eastern Airlines Corp. Ltd. #	163,422
156,900	China Southern Airlines Co. Ltd. #	176,420
271,191	Daqin Railway Co. Ltd. #	319,427

Number of Shares		Value

Transportation: (continued)
47,200	Guangzhou Baiyun International Airport Co. Ltd. #	$125,174
84,700	Guangzhou Port Co. Ltd. #	51,599
524,700	Hainan Airlines Co. Ltd. * #	155,168
180,167	Ningbo Port Co. Ltd. #	115,221
22,100	Qingdao Port International Co. Ltd. * #	26,963
28,200	SF Holding Co. Ltd. #	139,449
43,900	Shanghai International Airport Co. Ltd. #	535,974
147,900	Shanghai International Port Group Co. Ltd. #	147,093
16,700	Spring Airlines Co. Ltd. #	109,406
14,000	STO Express Co. Ltd. #	50,820
16,800	YTO Express Group Co. Ltd. #	30,231
13,240	Yunda Holding Co. Ltd. #	59,592
		2,525,139
Utilities: 2.3%
212,899	China National Nuclear Power Co. Ltd. #	172,379
301,000	China Yangtze Power Co. Ltd. #	784,528
537,700	GD Power Development Co. Ltd. #	198,862
148,600	Huadian Power International Corp. Ltd. #	81,514
82,100	Huaneng Lancang River Hydropower, Inc. #	48,649
200,657	Huaneng Power International, Inc. #	182,006
154,700	SDIC Power Holdings Co. Ltd. #	174,972
80,300	Sichuan Chuantou Energy Co. Ltd. #	104,028
186,110	Zhejiang Zheneng Electric Power Co. Ltd. #	119,752
		1,866,690
Total Common Stocks (Cost: $68,565,495)		82,497,347

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp., 1.50% 06/12/21 (s)	16,692
Total Investments: 99.7% (Cost: $68,582,726)		82,514,039
Other assets less liabilities: 0.3%		227,065
NET ASSETS: 100.0%		$82,741,104

See Notes to Financial Statements

14

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $82,162,132 which represents 99.3% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.3%	$1,061,392
Consumer Discretionary	9.2	7,564,647
Consumer Staples	12.3	10,151,107
Energy	2.2	1,840,211
Financials	35.8	29,511,994
Health Care	6.2	5,132,241
Industrials	12.0	9,872,710
Information Technology	8.2	6,779,501
Materials	6.1	5,058,147
Real Estate	4.4	3,675,399
Utilities	2.3	1,866,690
	100.0%	$82,514,039

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$22,954	$1,799,453	$—	$1,822,407
Banks	23,874	13,971,332	—	13,995,206
Capital Goods	—	7,185,354	—	7,185,354
Commercial & Professional Services	—	162,217	—	162,217
Consumer Durables & Apparel	—	4,423,165	—	4,423,165
Consumer Services	—	875,618	—	875,618
Diversified Financials	75,104	2,981,225	—	3,056,329
Energy	—	1,840,211	—	1,840,211
Financials	—	4,542,129	—	4,542,129
Food, Beverage & Tobacco	—	10,151,107	—	10,151,107
Health Care Equipment & Services	—	909,914	—	909,914
Insurance	67,105	7,851,225	—	7,918,330
Materials	96,625	4,961,522	—	5,058,147
Media & Entertainment	—	680,179	—	680,179
Pharmaceuticals, Biotechnology	—	4,222,327	—	4,222,327
Real Estate	—	3,675,399	—	3,675,399
Retailing	—	443,457	—	443,457
Semiconductor	—	757,050	—	757,050
Software & Services	—	1,517,492	—	1,517,492
Technology Hardware & Equipment	49,553	4,276,261	162,453	4,488,267
Telecommunication Services	—	381,213	—	381,213
Transportation	—	2,525,139	—	2,525,139
Utilities	—	1,866,690	—	1,866,690
Foreign Debt Obligation*	—	16,692	—	16,692
Total	$335,215	$82,016,371	$162,453	$82,514,039

* See Schedule of Investments for industry breakouts.

See Notes to Financial Statements

15

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Automobiles & Components: 2.8%
71,022	Byd Co. Ltd. #	$525,372
88,800	Zhejiang Century Huatong Group Co. Ltd. #	141,158
100,058	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	106,162
		772,692
Banks: 2.6%
201,032	Bank of Ningbo Co. Ltd. #	709,978
Capital Goods: 11.1%
151,400	AVIC Electromechanical Systems Co. Ltd. #	151,768
118,800	Beijing Orient Landscape Co. Ltd. #	103,807
64,400	Contemporary Amperex Technology Co. Ltd. * #	646,639
43,705	Eve Energy Co. Ltd. * #	194,220
150,200	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	130,107
61,830	Guoxuan High-Tech Co. Ltd. #	118,137
74,800	Han’s Laser Technology Co. Ltd. #	375,361
94,690	Shenzhen Inovance Technology Co. Ltd. #	316,350
103,722	Siasun Robot & Automation Co. Ltd. * #	230,371
119,449	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	179,381
224,830	Xinjiang Goldwind Science and Technology Co. Ltd. #	407,438
102,726	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	157,884
		3,011,463
Commercial & Professional Services: 0.6%
147,863	Beijing Originwater Technology Co. Ltd. #	168,012
Consumer Durables & Apparel: 2.6%
40,980	Hangzhou Robam Appliances Co. Ltd. #	162,266
110,476	NavInfo Co. Ltd. #	259,626
50,693	Suofeiya Home Collection Co. Ltd. #	137,354
13,823	Zhejiang Supor Co. Ltd. #	152,707
		711,953
Consumer Services: 0.8%
63,521	Songcheng Performance Development Co. Ltd. #	214,126
Diversified Financials: 7.7%
28,800	China Great Wall Securities Co. Ltd. #	70,136
441,075	East Money Information Co. Ltd. #	871,792
181,080	First Capital Securities Co. Ltd. #	167,528
186,643	Guoyuan Securities Co. Ltd. #	358,044
16,700	Hithink RoyalFlush Information Network Co. Ltd. #	239,354
137,300	Shanxi Securities Co. Ltd. #	162,177
154,754	Western Securities Co. Ltd. #	227,438
		2,096,469
Food, Beverage & Tobacco: 12.3%
59,600	Guangdong Haid Group Co. Ltd. #	268,227
330,500	Guangdong Wens Foodstuffs Group Co. Ltd. #	1,727,114
Number of Shares		Value

Food, Beverage & Tobacco: (continued)
47,638	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	$844,906
57,500	Muyuan Foodstuff Co. Ltd. #	492,658
		3,332,905
Health Care Equipment & Services: 6.6%
104,555	Aier Eye Hospital Group Co. Ltd. #	471,801
50,420	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	180,708
98,498	Lepu Medical Technology Beijing Co. Ltd. #	330,327
180,680	Meinian Onehealth Healthcare Holdings Co. Ltd. #	328,449
11,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	268,737
100,951	Winning Health Technology Group Co. Ltd. #	208,736
		1,788,758
Household & Personal Products: 0.7%
65,000	By-health Co. Ltd. #	183,759
Materials: 6.3%
78,669	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	259,462
103,429	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	119,580
304,176	GEM Co. Ltd. #	208,875
65,600	Jiangxi Ganfeng Lithium Co. Ltd. #	224,275
56,300	Lomon Billions Group Co. Ltd. #	121,734
96,500	Rongsheng Petrochemical Co. Ltd. #	169,519
86,550	Sansteel Minguang Co. Ltd., Fujian #	117,386
61,920	Tianqi Lithium Industries, Inc. #	228,308
132,700	Xinjiang Zhongtai Chemical Co. Ltd. #	153,977
90,900	Zhejiang Transfar Co. Ltd. #	99,752
		1,702,868
Media & Entertainment: 2.5%
81,410	Beijing Enlight Media Co. Ltd. #	80,664
48,278	Beijing Kunlun Tech Co. Ltd. * #	90,660
38,180	Giant Network Group Co. Ltd. #	101,075
19,100	Mango Excellent Media Co. Ltd. * #	114,359
36,300	Perfect World Co. Ltd. #	136,558
62,950	Wanda Film Holding Co. Ltd. #	169,014
		692,330
Pharmaceuticals & Biotechnology: 9.8%
35,998	Beijing SL Pharmaceutical Co. Ltd. #	123,552
14,300	BGI Genomics Co. Ltd. #	118,865
39,700	Chongqing Zhifei Biological Products Co. Ltd. #	249,375
29,400	Hangzhou Tigermed Consulting Co. Ltd. #	330,053
69,090	Hualan Biological Engineering, Inc. #	306,726
153,263	Shanghai RAAS Blood Products Co. Ltd. * #	155,560
23,800	Shenzhen Kangtai Biological Products Co. Ltd. #	182,049
31,140	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	101,530
79,598	Sichuan Kelun Pharmaceutical Co. Ltd. #	344,710
109,900	Walvax Biotechnology Co. Ltd. * #	454,013
99,970	Zhejiang NHU Co. Ltd. #	281,127
		2,647,560

See Notes to Financial Statements

16

Number of Shares		Value

Real Estate: 0.7%
148,500	RiseSun Real Estate Development Co. Ltd. #	$203,201
Retailing: 2.3%
61,900	Offcn Education Technology Co. Ltd. #	124,082
295,038	Suning Commerce Group Co. Ltd. #	493,867
		617,949
Semiconductor: 0.8%
150,820	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	214,976
Software & Services: 8.5%
135,050	Anhui USTC iFlytek Co. Ltd. * #	654,622
27,790	Beijing Shiji Information Technology Co. Ltd. #	146,688
84,300	Beijing Sinnet Technology Co. Ltd. #	206,069
166,458	DHC Software Co. Ltd. #	169,634
61,275	Glodon Software Co. Ltd. #	293,874
12,700	Sangfor Technologies, Inc. #	162,036
372,363	Shanghai 2345 Network Holding Group Co. Ltd. #	211,235
51,900	Venustech Group, Inc. #	203,484
162,550	Wangsu Science and Technology Co. Ltd. #	255,444
		2,303,086
Technology Hardware & Equipment: 18.9%
21,400	Avary Holding Shenzhen Co. Ltd. #	91,711
44,061	AVIC Jonhon Optronic Technology Co. Ltd. #	214,898
92,000	Chaozhou Three-Circle Group Co. Ltd. #	260,824
948,360	Focus Media Information Technology Co. Ltd. #	732,584
166,616	GoerTek, Inc. #	215,972
Number of Shares		Value

Technology Hardware & Equipment: (continued)
138,900	Guangzhou Haige Communications Group, Inc. Co. #	$193,589
6,200	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	70,027
301,095	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,212,674
67,768	Lens Technology Co. Ltd. #	68,852
154,650	Leyard Optoelectronic Co. Ltd. #	176,702
208,982	Luxshare Precision Industry Co. Ltd. #	757,219
16,900	NAURA Technology Group Co. Ltd. #	170,712
169,462	OFILM Group Co. Ltd. #	193,993
70,501	Shenzhen Sunway Communication Co. Ltd. #	251,778
34,600	Unigroup Guoxin Microelectronics Co. Ltd. #	222,667
141,105	Zhejiang Dahua Technology Co. Ltd. #	299,091
		5,133,293
Transportation: 1.9%
48,700	SF Holding Co. Ltd. #	240,822
22,800	STO Express Co. Ltd. #	82,764
40,888	Yunda Holding Co. Ltd. #	184,032
		507,618
Utilities: 0.3%
56,400	Jiangsu Guoxin Corp. Ltd. * #	70,111
Total Common Stocks (Cost: $23,694,191)		27,083,107
Other assets less liabilities: 0.2%		61,423
NET ASSETS: 100.0%		$27,144,530

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,083,107 which represents 99.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	2.6%	$692,330
Consumer Discretionary	8.5	2,316,720
Consumer Staples	13.0	3,516,664
Financials	10.4	2,806,447
Health Care	16.4	4,436,318
Industrials	13.6	3,687,093
Information Technology	28.2	7,651,355
Materials	6.3	1,702,868
Real Estate	0.7	203,201
Utilities	0.3	70,111
	100.0%	$27,083,107

See Notes to Financial Statements

17

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$27,083,107	$—	$27,083,107

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

18

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Banks: 7.7%
673,047	Commercial International Bank Reg S (GDR) #	$2,864,683
Capital Goods: 5.1%
2,197,655	El Sewedy Electric Co. #	1,881,870
Consumer Durables & Apparel: 2.2%
1,287,768	Oriental Weavers	804,518
Diversified Financials: 11.4%
522,825	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) † #	998,325
1,192,005	Egyptian Financial Group-Hermes Holding SAE #	1,221,840
2,472,551	Pioneers Holding * #	938,939
4,587,085	Qalaa Holdings SAE * #	1,056,921
		4,216,025
Energy: 1.2%
330,390	TransGlobe Energy Corp. (USD)	459,242
Food, Beverage & Tobacco: 11.2%
2,711,129	Eastern Co. SAE	2,507,327
2,654,140	Juhayna Food Industries #	1,640,877
		4,148,204
Health Care Equipment & Services: 4.2%
2,144,540	Ibnsina Pharma SAE #	1,546,659
Materials: 22.5%
1,178,371	Abou Kir Fertilizers & Chemical Industries #	1,700,699
2,557,408	Alexandria Mineral Oils Co. #	689,849
1,266,737	Centamin Plc #	1,846,817
2,065,121	Egyptian Kuwaiti Holding Co. (USD) #	2,771,413
932,330	Ezz Steel Co. SAE *	635,515
970,290	Sidi Kerir Petrochemcials Co.	650,928
		8,295,221
Real Estate: 22.5%
3,886,534	Emaar Misr for Development SAE *	737,964
822,489	Heliopolis Housing	1,144,932
4,985,414	Medinet Nasr Housing * #	1,541,865
9,347,499	Palm Hills Developments SAE *	1,343,756
1,267,637	Six of October Development & Investment Co. #	1,059,976
3,833,757	Talaat Moustafa Group	2,486,948
		8,315,441
Number of Shares		Value

Telecommunication Services: 11.9%
7,231,732	Global Telecom Holding SAE * #	$2,072,509
16,619,895	Orascom Telecom Media and Technology Holding SAE * #	628,343
2,019,454	Telecom Egypt #	1,680,671
		4,381,523
Total Common Stocks (Cost: $33,374,929)		36,913,386

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $142,222)
Repurchase Agreement: 0.4%
$142,222	Repurchase agreement dated 6/28/19 with Nomura Securities International, Inc., 2.48%, due 7/1/19, proceeds $142,251; (collateralized by various U.S. government and agency obligations, 3.52%, due 7/18/19 to 9/9/49, valued at $145,066 including accrued interest)	142,222
Total Investments: 100.3% (Cost: $33,517,151)		37,055,608
Liabilities in excess of other assets: (0.3)%		(125,318)
NET ASSETS: 100.0%		$36,930,290

See Notes to Financial Statements

19

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
GDR	Global Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $135,573.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,142,256 which represents 70.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.9%	$4,381,523
Consumer Discretionary	2.2	804,518
Consumer Staples	11.2	4,148,204
Energy	1.2	459,242
Financials	19.2	7,080,708
Health Care	4.2	1,546,659
Industrials	5.1	1,881,870
Materials	22.5	8,295,221
Real Estate	22.5	8,315,441
	100.0%	$36,913,386

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$—	$2,864,683	$—	$2,864,683
Capital Goods	—	1,881,870	—	1,881,870
Consumer Durables & Apparel	804,518	—	—	804,518
Diversified Financials	—	4,216,025	—	4,216,025
Energy	459,242	—	—	459,242
Food, Beverage & Tobacco	2,507,327	1,640,877	—	4,148,204
Health Care Equipment & Services	—	1,546,659	—	1,546,659
Materials	1,286,443	7,008,778	—	8,295,221
Real Estate	5,713,600	2,601,841	—	8,315,441
Telecommunication Services	—	4,381,523	—	4,381,523
Repurchase Agreement	—	142,222	—	142,222
Total	$10,771,130	$26,284,478	$—	$37,055,608

See Notes to Financial Statements

20

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Automobiles & Components: 1.5%
105,069	Ceat Ltd. #	$1,406,072
591,441	Jamna Auto Industries Ltd. #	451,883
365,479	JK Tyre & Industries Ltd. #	424,139
		2,282,094
Banks: 10.5%
1,841,381	Allahabad Bank * #	1,330,098
2,140,721	Andhra Bank * #	731,965
197,642	Can Fin Homes Ltd. #	1,020,554
938,745	Development Credit Bank Ltd. #	3,225,078
1,164,518	Dewan Housing Finance Corp. Ltd. #	1,214,369
79,932	GIC Housing Finance Ltd. #	286,164
1,377,160	Jammu & Kashmir Bank Ltd. * #	802,955
856,428	Karnataka Bank Ltd. #	1,289,449
1,977,009	Karur Vysya Bank Ltd. #	2,025,294
395,693	Lakshmi Vilas Bank Ltd. * #	374,415
1,016,901	Oriental Bank of Commerce * #	1,390,118
5,484,142	South Indian Bank Ltd. #	1,032,957
2,655,634	Syndicate Bank * #	1,612,374
		16,335,790
Capital Goods: 12.2%
61,812	BEML Ltd. #	816,815
1,666,749	CG Power and Industrial Solutions Ltd. * #	688,548
203,008	Dilip Buildcon Ltd. Reg S 144A #	1,431,393
937,945	Engineers India Ltd. #	1,648,569
362,475	Greaves Cotton Ltd. #	762,562
4,585,150	Hindustan Construction Co. Ltd. * #	797,069
912,899	IRB Infrastructure Developers Ltd. #	1,268,020
1,841,889	Jain Irrigation Systems Ltd. #	688,627
6,767,252	Jaiprakash Associates Ltd. * #	299,376
229,417	KEI Industries Ltd. #	1,595,890
927,688	MMTC Ltd. #	334,171
2,526,030	Nagarjuna Construction Co. Ltd. #	3,566,455
552,206	Nava Bharat Ventures Ltd. #	752,771
54,000	Nissei ASB Machine Co. Ltd. #	1,294,879
271,319	Praj Industries Ltd. #	552,674
36,694	SML Isuzu Ltd.	396,802
16,121,283	Suzlon Energy Ltd. * #	1,227,285
326,655	Texmaco Rail & Engineering Ltd. #	328,204
219,801	Welspun Enterprises Ltd. #	423,539
		18,873,649
Commercial & Professional Services: 0.4%
160,799	RITES Ltd. #	679,480
Consumer Durables & Apparel: 7.2%
46,675	Amber Enterprises India Ltd. * #	557,720
783,725	Arvind Ltd. #	719,374
151,993	Bajaj Electricals Ltd. #	1,164,937
306,560	Bombay Dyeing & Manufacturing Co. Ltd. #	477,735
16,808	Dixon Technologies India Ltd. Reg S #	552,664
146,139	Himatsingka Seide Ltd. #	342,751
260,429	Jindal Worldwide Ltd.	247,309
37,484	LUX Industries Ltd. #	657,889
91,107	Raymond Ltd. #	964,569
362,550	Swan Energy Ltd. #	547,952
91,022	TCNS Clothing Co. Ltd. Reg S 144A *	1,098,949
Number of Shares		Value

Consumer Durables & Apparel: (continued)
724,875	Trident Ltd. #	$653,439
18,859	TTK Prestige Ltd.	1,844,700
209,756	VIP Industries Ltd. #	1,352,961
		11,182,949
Consumer Services: 1.6%
1,298,085	Chennai Super Kings Cricket Ltd. * # ∞ ø	10,578
545,989	Cox & Kings Ltd. #	290,744
402,153	Delta Corp. Ltd. #	996,514
1,175,930	Lemon Tree Hotels Ltd. Reg S 144A * #	1,139,456
		2,437,292
Consumer, Cyclical: 0.1%
211,645	Kesoram Industries Ltd. * #	194,888

Diversified Financials: 6.8%
76,870	BSE Ltd. #	682,857
134,830	Care Ratings Ltd. #	1,842,907
155,111	Central Depository Services India Ltd. Reg S #	495,095
4,738,947	IDFC Ltd. #	2,382,277
4,615,164	IFCI Ltd. * #	615,264
136,954	IndoStar Capital Finance Ltd. Reg S 144A #	723,854
107,238	Multi Commodity Exchange of India Ltd. #	1,292,402
953,341	PTC India Financial Services Ltd. #	214,112
750,192	Reliance Capital Ltd. #	718,856
170,244	Repco Home Finance Ltd. #	940,839
995,642	SREI Infrastructure Finance Ltd. #	258,177
244,607	Tourism Finance Corp of India Ltd. #	387,236
		10,553,876
Energy: 1.0%
221,030	Chennai Petroleum Corp. Ltd. #	665,112
472,007	Gujarat Mineral Development Corp. Ltd. #	513,853
193,692	Hindustan Oil Exploration Co. Ltd. * #	346,351
		1,525,316
Food, Beverage & Tobacco: 5.4%
202,228	Avanti Feeds Ltd. #	1,030,312
833,551	Balrampur Chini Mills Ltd. #	1,679,914
67,527	Godfrey Phillips India Ltd. #	812,490
175,693	Kaveri Seed Co. Ltd. #	1,173,171
191,036	Manpasand Beverages Ltd. #	97,992
258,407	McLeod Russel India Ltd.	62,143
208,086	Parag Milk Foods Ltd. Reg S 144A #	771,381
330,033	Radico Khaitan Ltd. #	1,509,008
2,608,040	Shree Renuka Sugars Ltd. * #	347,620
382,868	Triveni Engineering & Industries Ltd.	378,833
20,909	Venky’s India Ltd. #	504,514
		8,367,378
Health Care Equipment & Services: 0.9%
398,779	Max India Ltd. * #	392,165
219,577	Take Solutions Ltd. #	397,909
78,369	Thyrocare Technologies Ltd. Reg S 144A #	535,892
		1,325,966

See Notes to Financial Statements

21

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

(unaudited) (continued)

Number of Shares		Value

Household & Personal Products: 0.1%
193,304	Eveready Industries India Ltd.	$223,751
Materials: 18.0%
165,721	Advanced Enzyme Technologies Ltd. Reg S #	407,401
29,026	Astec Lifesciences Ltd. #	198,637
44,028	Atul Ltd. #	2,538,739
246,253	Bhansali Engineering Polymers Ltd. #	224,561
181,575	Bodal Chemicals Ltd. #	261,927
329,771	Century Plyboards India Ltd. #	800,034
617,775	Chambal Fertilizers & Chemicals Ltd. #	1,567,033
231,465	DCM Shriram Ltd. #	1,886,156
130,922	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	204,449
262,714	EID Parry India Ltd. #	697,436
145,503	GHCL Ltd.	505,263
230,687	Gujarat Narmada Valley Fertilizers Co. Ltd. #	781,626
621,342	Himadri Speciality Chemical Ltd. #	944,733
686,651	Hindustan Copper Ltd. #	397,480
766,635	India Cements Ltd. #	1,107,408
59,030	International Paper APPM Ltd. * #	365,375
297,982	Jai Corp. Ltd. #	444,317
731,692	Jindal Saw Ltd. #	882,523
350,197	Jindal Stainless Hisar Ltd. * #	402,523
174,659	JK Lakshmi Cement Ltd.	863,332
264,566	JK Paper Ltd. #	467,134
64,795	Kalyani Steels Ltd. #	197,119
54,277	Kiri Industries Ltd. * #	401,683
377,479	Meghmani Organics Ltd. #	350,274
208,551	Mishra Dhatu Nigam Ltd. Reg S 144A #	386,012
382,369	MOIL Ltd. #	843,333
19,217	Monsanto India Ltd. #	610,623
424,764	National Fertilizers Ltd. #	227,449
22,149	Nilkamal Ltd. #	384,585
245,574	NOCIL Ltd. #	418,042
255,800	Phillips Carbon Black Ltd. #	430,724
242,457	Prakash Industries Ltd. * #	225,028
747,131	Prism Johnson Ltd. #	980,374
499,238	Rain Industries Ltd. #	725,098
288,651	Rallis India Ltd. #	609,346
818,870	Rashtriya Chemicals & Fertilizers Ltd. #	718,637
310,466	Sanghi Industries Ltd. * #	279,372
53,509	Sarda Energy & Minerals Ltd. #	179,064
214,659	SH Kelkar & Co. Ltd. Reg S 144A #	404,588
2,575,719	Sintex Plastics Technology Ltd. * #	263,118
102,755	Sudarshan Chemical Industries #	475,721
80,760	Surya Roshni Ltd. #	267,943
102,729	Tamil Nadu Newsprint & Papers Ltd. #	271,248
37,535	Tata Metaliks Ltd. #	327,845
21,051	Tata Sponge Iron Ltd. #	167,976
155,360	Tinplate Co. of India Ltd. #	288,741
107,185	Uflex Ltd. #	375,777
606,917	Welspun Corp. Ltd. #	1,235,783
		27,993,590
Media & Entertainment: 4.9%
205,497	Eros International Plc (USD) *	277,421
144,201	Just Dial Ltd. * #	1,589,520
1,618,736	Network 18 Media & Investments Ltd. * #	638,037
Number of Shares		Value

Media & Entertainment: (continued)
144,530	PVR Ltd. #	$3,506,477
25,857	Saregama India Ltd. #	210,473
95,934	TV Today Network Ltd. #	391,351
2,756,675	TV18 Broadcast Ltd. * #	967,759
		7,581,038
Pharmaceuticals, Biotechnology: 7.8%
153,100	Bliss Gvs Pharma Ltd. #	342,349
770,484	Granules India Ltd. #	1,080,616
273,502	Ipca Laboratories Ltd. #	3,636,499
119,096	JB Chemicals & Pharmaceuticals Ltd. #	632,783
1,240,402	Marksans Pharma Ltd. #	369,532
24,639	Proctor & Gamble Health Ltd. #	1,468,019
271,375	Strides Pharma Science Ltd. #	1,568,500
518,566	Sun Pharma Advanced Research Co. Ltd. * #	873,263
314,875	Suven Life Sciences Ltd. #	1,236,717
177,969	Wockhardt Ltd. * #	966,717
		12,174,995
Real Estate: 4.4%
675,268	Anant Raj Industries Ltd. #	291,108
1,544,305	Housing Development & Infrastructure Ltd. * #	376,906
1,538,704	Indiabulls Real Estate Ltd. * #	2,537,565
271,480	OMAXE Ltd.	784,619
187,706	Sobha Developers Ltd. #	1,474,074
217,219	Sunteck Realty Ltd. #	1,369,564
		6,833,836
Retailing: 1.6%
674,195	Future Retail Ltd. * #	344,419
984,673	Infibeam Avenues Ltd. #	630,244
1,025,109	PC Jeweller Ltd. #	672,198
50,873	Shankara Building Products Ltd. #	324,613
50,577	V2 Retail Ltd. * #	126,050
85,709	Yatra Online, Inc. (USD) *	320,552
		2,418,076
Software & Services: 9.4%
1,000,326	Birlasoft Ltd. #	1,250,792
1,026,658	Firstsource Solutions Ltd. #	734,028
195,820	Intellect Design Arena Ltd. * #	753,512
42,144	Majesco Ltd. * #	331,542
71,193	Mastek Ltd. #	491,531
116,196	Newgen Software Technologies Ltd. #	521,323
507,641	NIIT Ltd. * #	757,893
187,206	NIIT Technologies Ltd. #	3,647,954
241,319	Persistent Systems Ltd. #	2,158,470
96,011	Quick Heal Technologies Ltd. Reg S 144A #	233,321
195,108	Sonata Software Ltd. #	987,475
92,367	Tata Elxsi Ltd. #	1,184,174
3,210,470	Vakrangee Software Ltd. #	1,572,466
		14,624,481
Technology Hardware & Equipment: 1.6%
753,328	HCL Infosystems Ltd. * #	143,966
1,082,838	Redington India Ltd. #	1,708,906
278,535	Tejas Networks Ltd. Reg S 144A * #	576,983
		2,429,855

See Notes to Financial Statements

22

Number of Shares		Value

Telecommunication Services: 0.8%
3,877,713	Himachal Futuristic Communications Ltd. #	$1,095,700
7,012,504	Reliance Communications Ltd. *	142,226
		1,237,926
Transportation: 2.0%
41,561	Dredging Corp. of India Ltd. #	258,774
316,046	Gateway Distriparks Ltd. #	602,315
161,108	Gati Ltd. #	169,387
4,491,028	GVK Power & Infrastructure Ltd. * #	387,344
168,611	Jet Airways India Ltd. * #	166,103
106,049	Mahindra Logistics Ltd. Reg S 144A #	741,569
662,578	Shipping Corp of India Ltd. * #	300,568
134,095	VRL Logistics Ltd. #	536,205
		3,162,265
Utilities: 1.9%
8,895,345	Jaiprakash Power Ventures Ltd. * #	258,243
1,098,412	PTC India Ltd. #	1,068,904
715,652	Reliance Infrastructure Ltd. #	576,584
4,163,648	Reliance Power Ltd. * #	250,258
165,737	VA Tech Wabag Ltd. #	742,650
		2,896,639
Total Common Stocks (Cost: $166,403,105)		155,335,130
Number of Shares		Value

RIGHTS: 0.0% (Cost: $38,725)
Materials: 0.0%
50,753	Tata Sponge Iron Ltd. Rights (INR 500.00, expiring 07/17/19 ) * #	$37,278
Total Investments: 100.1% (Cost: $166,441,830)		155,372,408
Liabilities in excess of other assets: (0.1)%		(119,320)
NET ASSETS: 100.0%		$155,253,088

Definitions:
INR	Indian Rupee
USD	United States Dollar
Footnotes:
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $148,226,508 which represents 95.5% of net assets.
ø	Restricted Security – the aggregate value of restricted securities is $10,578, or 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $8,043,398, or 5.2% of net assets.

Restricted securities held by the Fund as of June 30, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$10,578	0.0%

See Notes to Financial Statements

23

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.7%	$8,818,964
Consumer Discretionary	11.9	18,515,299
Consumer Staples	5.5	8,591,129
Energy	1.0	1,525,316
Financials	17.3	26,889,666
Health Care	8.7	13,500,961
Industrials	14.6	22,715,394
Information Technology	11.0	17,054,336
Materials	18.0	28,030,868
Real Estate	4.4	6,833,836
Utilities	1.9	2,896,639
	100.0%	$155,372,408

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,282,094	$—	$2,282,094
Banks	—	16,335,790	—	16,335,790
Capital Goods	396,802	18,476,847	—	18,873,649
Commercial & Professional Services	—	679,480	—	679,480
Consumer Durables & Apparel	3,190,958	7,991,991	—	11,182,949
Consumer Services	—	2,426,714	10,578	2,437,292
Consumer, Cyclical	—	194,888	—	194,888
Diversified Financials	—	10,553,876	—	10,553,876
Energy	—	1,525,316	—	1,525,316
Food, Beverage & Tobacco	440,976	7,926,402	—	8,367,378
Health Care Equipment & Services	—	1,325,966	—	1,325,966
Household & Personal Products	223,751	—	—	223,751
Materials	1,368,595	26,624,995	—	27,993,590
Media & Entertainment	277,421	7,303,617	—	7,581,038
Pharmaceuticals, Biotechnology	—	12,174,995	—	12,174,995
Real Estate	784,619	6,049,217	—	6,833,836
Retailing	320,552	2,097,524	—	2,418,076
Software & Services	—	14,624,481	—	14,624,481
Technology Hardware & Equipment	—	2,429,855	—	2,429,855
Telecommunication Services	142,226	1,095,700	—	1,237,926
Transportation	—	3,162,265	—	3,162,265
Utilities	—	2,896,639	—	2,896,639
Rights*	—	37,278	—	37,278
Total	$7,145,900	$148,215,930	$10,578	$155,372,408

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

24

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Automobiles & Components: 6.3%
5,377,200	Astra International Tbk PT #	$2,836,113
Banks: 29.4%
1,698,400	Bank Central Asia Tbk PT #	3,604,134
995,700	Bank Danamon Indonesia Tbk PT	338,302
4,727,202	Bank Mandiri Persero Tbk PT #	2,683,864
3,967,932	Bank Negara Indonesia Persero Tbk PT #	2,585,124
11,790,000	Bank Rakyat Indonesia Tbk PT #	3,639,869
2,271,300	Bank Tabungan Negara Tbk PT #	395,685
		13,246,978
Capital Goods: 1.3%
1,628,868	PP Persero Tbk PT #	254,697
2,474,588	Waskita Karya Persero Tbk PT #	352,145
		606,842
Diversified Financials: 1.4%
1,001,250	First Pacific Company Ltd. #	406,238
5,955,500	Kresna Graha Investama Tbk PT * #	229,748
		635,986
Energy: 9.4%
8,575,200	Adaro Energy Tbk PT #	826,667
2,407,897	Banpu PCL (NVDR) #	1,179,042
212,000	Indo Tambangraya Megah Tbk PT #	263,533
1,667,900	Tambang Batubara Bukit Asam Tbk PT #	349,840
820,069	United Tractors Tbk PT #	1,636,240
		4,255,322
Food, Beverage & Tobacco: 11.4%
3,868,700	Charoen Pokphand Indonesia Tbk PT #	1,295,842
2,185,000	Golden Agri-Resources Ltd. #	469,124
247,600	Gudang Garam Tbk PT #	1,347,814
1,188,100	Indofood Cbp Sukses Makmur Tbk PT #	853,972
2,354,000	Indofood Sukses Makmur Tbk PT #	1,170,577
		5,137,329
Health Care Equipment & Services: 0.9%
3,042,697	Mitra Keluarga Karyasehat Tbk PT Reg S * #	408,042
Household & Personal Products: 4.3%
613,700	Unilever Indonesia Tbk PT #	1,956,145
Materials: 11.1%
2,575,700	Barito Pacific Tbk PT #	585,499
765,000	Chandra Asri Petrochemical Tbk PT #	269,160
1,378,700	Indah Kiat Pulp and Paper Corp. Tbk PT #	916,423
967,200	Indocement Tunggal Prakarsa Tbk PT #	1,366,939
667,700	Pabrik Kertas Tjiwi Kimia Tbk PT #	594,697
1,558,400	Semen Indonesia Persero Tbk PT #	1,276,421
		5,009,139
Number of Shares		Value

Media & Entertainment: 0.8%
3,088,300	Surya Citra Media Tbk PT #	$352,223
Pharmaceuticals, Biotechnology: 2.5%
10,807,500	Kalbe Farma Tbk PT #	1,116,051
Real Estate: 4.5%
4,953,500	Bumi Serpong Damai Tbk PT * #	537,944
5,274,495	Ciputra Development Tbk PT #	429,564
38,144,500	Hanson International Tbk PT *	283,502
8,005,000	Pakuwon Jati Tbk PT #	413,538
4,177,100	Summarecon Agung Tbk PT #	360,689
		2,025,237
Retailing: 4.8%
3,678,200	Ace Hardware Indonesia Tbk PT #	471,289
52,988	Jardine Cycle & Carriage Ltd. #	1,419,991
1,048,200	Matahari Department Store Tbk PT #	256,078
		2,147,358
Telecommunication Services: 8.7%
111,351	Telekomunikasi Indonesia Tbk PT (ADR)	3,255,903
971,900	Tower Bersama Infrastructure Tbk PT #	260,884
1,948,475	XL Axiata Tbk PT * #	410,919
		3,927,706
Transportation: 1.0%
1,167,450	Jasa Marga Persero Tbk PT #	472,773
Utilities: 1.9%
5,589,100	Perusahaan Gas Negara Tbk PT #	834,863
Total Common Stocks (Cost: $53,609,591)		44,968,107
MONEY MARKET FUND: 0.3% (Cost: $134,393)
134,393	Dreyfus Government Cash Management Fund – Institutional Shares	134,393
Total Investments: 100.0% (Cost: $53,743,984)		45,102,500
Other assets less liabilities: 0.0%		7,573
NET ASSETS: 100.0%		$45,110,073

See Notes to Financial Statements

25

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,090,400 which represents 91.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.5%	$4,279,929
Consumer Discretionary	11.0	4,983,471
Consumer Staples	15.7	7,093,474
Energy	9.4	4,255,322
Financials	30.8	13,882,964
Health Care	3.4	1,524,093
Industrials	2.4	1,079,615
Materials	11.1	5,009,139
Real Estate	4.5	2,025,237
Utilities	1.9	834,863
Money Market Fund	0.3	134,393
	100.0%	$45,102,500

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,836,113	$—	$2,836,113
Banks	338,302	12,908,676	—	13,246,978
Capital Goods	—	606,842	—	606,842
Diversified Financials	—	635,986	—	635,986
Energy	—	4,255,322	—	4,255,322
Food, Beverage & Tobacco	—	5,137,329	—	5,137,329
Health Care Equipment & Services	—	408,042	—	408,042
Household & Personal Products	—	1,956,145	—	1,956,145
Materials	—	5,009,139	—	5,009,139
Media & Entertainment	—	352,223	—	352,223
Pharmaceuticals, Biotechnology	—	1,116,051	—	1,116,051
Real Estate	283,502	1,741,735	—	2,025,237
Retailing	—	2,147,358	—	2,147,358
Telecommunication Services	3,255,903	671,803	—	3,927,706
Transportation	—	472,773	—	472,773
Utilities	—	834,863	—	834,863
Money Market Fund	134,393	—	—	134,393
Total	$4,012,100	$41,090,400	$—	$45,102,500

See Notes to Financial Statements

26

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Banks: 17.7%
376,726	Bank Hapoalim BM #	$2,799,417
494,152	Bank Leumi Le-Israel BM #	3,574,006
17,448	First International Bank of Israel Ltd. #	441,068
387,648	Israel Discount Bank Ltd. #	1,581,593
44,879	Mizrahi Tefahot Bank Ltd. #	1,037,367
6,236	Union Bank of Israel * †	29,602
		9,463,053
Capital Goods: 4.6%
8,244	Arotech Corp. *	16,406
7,506	Caesarstone Sdot-Yam Ltd. (USD)	112,815
7,622	Discount Investment Corp. #	13,284
7,896	Elbit Systems Ltd. #	1,178,840
3,173	Elco Holdings Ltd. #	68,018
562	Electra Ltd. #	157,192
1,947	Ham-Let Israel-Canada Ltd. #	35,063
17,846	Inrom Construction Industries Ltd. #	62,653
11,275	Kornit Digital Ltd. (USD) *	356,967
1,015	Plasson Industries Ltd. #	43,402
8,768	RADA Electronic Industries Ltd. (USD) *	29,460
2,044	Scope Metals Group Ltd. #	47,986
38,174	Shapir Engineering and Industry Ltd. #	140,261
66,817	Shikun & Binui Ltd. #	195,129
		2,457,476
Commercial & Professional Services: 0.3%
1,666	Danel Adir Yeoshua Ltd. #	108,696
1,849	Pointer Telocation Ltd. (USD) *	28,197
		136,893
Consumer Durables & Apparel: 0.5%
2,936	Delta-Galil Industries Ltd. #	86,532
3,487	Electra Consumer Products Ltd. #	42,725
2,295	Fox Wizel Ltd. #	65,729
14,124	Maytronics Ltd. #	97,464
		292,450
Consumer Services: 0.7%
114,721	888 Holdings Plc	237,989
1,349	Fattal Holdings Ltd. #	159,177
		397,166
Diversified Financials: 0.4%
33,598	Plus500 Ltd. (GBP) #	222,811
Energy: 2.5%
1,481	Delek Group Ltd. #	254,917
17,640	Energean Oil & Gas Plc * #	186,543
11,774	Naphtha Israel Petroleum Corp. Ltd. #	77,128
554,642	Oil Refineries Ltd. * #	285,087
3,406	Paz Oil Co. Ltd. #	480,005
23,074	Tamar Petroleum Ltd. Reg S 144A #	70,247
		1,353,927
Food & Staples Retailing: 1.0%
2,455	Rami Levi Chain Stores Hashikma Marketing Ltd. #	128,115
57,607	Shufersal Ltd. #	384,558
		512,673
Number of Shares		Value

Food, Beverage & Tobacco: 0.9%
16,481	Strauss Group Ltd. #	$474,785
Health Care Equipment & Services: 3.3%
5,850	Brainsway Ltd. * #	30,312
13,128	Intercure Ltd. * #	26,872
23,213	Mediterranean Towers Ltd.	47,167
26,002	Novocure Ltd. (USD) *	1,644,106
		1,748,457
Insurance: 2.2%
13,723	Clal Insurance Enterprises Holdings Ltd. * #	228,975
3,705	Direct Insurance Financial #	40,874
36,416	Harel Insurance Investments & Financial Services Ltd. #	273,585
2,568	IDI Insurance Co. Ltd. #	99,977
7,605	Menorah Mivtachim Holdings Ltd. #	115,560
109,231	Migdal Insurance & Financial Holdings Ltd. #	114,652
49,574	Phoenix Holdings Ltd. #	300,886
		1,174,509
Materials: 3.0%
897	Hadera Paper Ltd. #	61,614
236,815	Israel Chemicals Ltd. #	1,246,661
1,250	Israel Corp. Ltd. * #	304,665
		1,612,940
Media & Entertainment: 0.3%
55,984	Taptica international Ltd. (GBP)	83,007
64,283	XLMedia Plc	51,951
		134,958
Pharmaceuticals & Biotechnology: 8.0%
55,215	BioLine RX Ltd. (ADR) *	20,153
19,094	Compugen Ltd. (USD) * †	73,321
17,724	Foamix Pharmaceuticals Ltd. (USD) * †	42,183
5,404	Galmed Pharmaceuticals Ltd. (USD) * †	39,719
9,256	Intec Pharma Ltd. (USD) *	40,171
8,790	Kamada Ltd. * #	47,599
45,852	Pluristem Therapeutics, Inc. (USD) *	28,460
9,423	Redhill Biopharma Ltd. (ADR) *	61,250
3,238	Taro Pharmaceutical Industries Ltd. (USD)	276,590
372,371	Teva Pharmaceutical Industries Ltd. * #	3,415,543
5,813	UroGen Pharma Ltd. *	208,919
		4,253,908
Real Estate: 7.4%
2,045	A.D.O Group Ltd. * #	30,667
6,242	Africa Israel Properties Ltd. * #	201,530
24,237	Airport City Ltd. * #	445,989
37,616	Alony Hetz Properties & Investments Ltd. #	489,169
49,676	Amot Investments Ltd. #	330,528
11,097	Ashtrom Properties Ltd. #	60,080
12,315	Azrieli Group Ltd. #	826,892
343	Bayside Land Corp. #	181,514
1,640	Big Shopping Centers Ltd. * #	118,636
1,644	Blue Square Real Estate Ltd. #	71,610
1,472	Brack Capital Properties NV (ILS) * #	139,228
19,452	Gazit-Globe Ltd. #	161,032
46,450	Industrial Buildings Corp. * #	92,234

See Notes to Financial Statements

27

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: (continued)
67,842	Jerusalem Economy Ltd. * #	$260,395
5,317	Mega Or Holdings Ltd. #	98,015
5,298	Melisron Ltd. #	285,809
679	Property & Building Corp. #	66,431
10,523	Summit Real Estate Holdings Ltd. #	101,543
		3,961,302
Retailing: 0.1%
12,194	Delek Automotive Systems Ltd. #	56,008
Semiconductor: 7.2%
6,669	Camtek Ltd. (USD)	56,353
7,128	Ceva, Inc. *	173,567
7,076	DSP Group, Inc. *	101,611
16,797	Mellanox Technologies Ltd. (USD) *	1,858,924
8,253	Nova Measuring Instruments Ltd. * #	205,721
15,004	SolarEdge Technologies, Inc. (USD) * †	937,150
31,884	Tower Semiconductor Ltd. (USD) *	502,811
		3,836,137
Software & Services: 33.4%
10,908	Allot Communications Ltd. (USD) *	78,647
47,097	Amdocs Ltd.	2,924,253
	Attunity Ltd. (USD) †	0
40,686	Check Point Software Technologies Ltd. (USD) *	4,703,708
12,625	CyberArk Software Ltd. (USD) *	1,613,980
11,821	ForeScout Technologies, Inc. *	400,259
2,349	Formula Systems Ltd. #	121,217
4,873	Hilan Ltd. #	158,668
20,830	LivePerson, Inc. *	584,073
8,113	Magic Software Enterprises Ltd. (USD)	72,774
10,864	Matrix IT Ltd. #	156,570
20,599	NICE Systems Ltd. * #	2,821,692
15,314	SafeCharge International Group Ltd. #	84,025
8,667	Sapiens International Corp. NV (USD)	144,046
10,014	Varonis Systems, Inc. *	620,267
21,816	Verint Systems, Inc. *	1,173,265
15,390	Wix.com Ltd. (USD) *	2,186,919
		17,844,363
Technology Hardware & Equipment: 2.7%
6,552	AudioCodes Ltd. (USD)	101,425
110,740	BATM Advanced Communications (GBP) * #	60,649
20,894	Ceragon Networks Ltd. (USD) *	61,219
8,401	Gilat Satellite Networks Ltd. #	72,217
6,622	Ituran Location and Control Ltd. (USD)	199,256
3,847	RADCOM Ltd. (USD) * †	31,699
13,384	Radware Ltd. (USD) *	330,986
2,080	Silicom Ltd. (USD) *	67,995
17,676	Stratasys Ltd. *	519,144
38,844	Suny Cellular Communication Ltd. * #	20,887
		1,465,477
Number of Shares		Value

Telecommunication Services: 1.3%
672,948	Bezeq The Israeli Telecommunication Corp. Ltd. #	$510,030
16,994	Cellcom Israel Ltd. * #	48,737
29,974	Partner Communications Co. Ltd. * #	128,343
		687,110
Transportation: 0.0%
97,174	El Al Israel Airlines * #	25,419
Utilities: 2.5%
47,572	Energix-Renewable Energies Ltd. *	96,036
162,442	Enlight Renewable Energy Ltd. * † #	128,515
6,034	Kenon Holdings Ltd. (ILS) #	128,113
15,187	Ormat Technologies, Inc.	962,704
		1,315,368
Total Common Stocks (Cost: $46,014,466)		53,427,190

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $282,007)
Repurchase Agreement: 0.5%
$282,007	Repurchase agreement dated 6/28/19 with J.P. Morgan Securities LLC, 2.53%, due 7/1/19, proceeds $282,066; (collateralized by various U.S. government and agency obligations, 3.68%, due 7/31/19 to 6/30/22, valued at $287,647 including accrued interest)	282,007
Total Investments: 100.5% (Cost: $46,296,473)		53,709,197
Liabilities in excess of other assets: (0.5)%		(243,838)
NET ASSETS: 100.0%		$53,465,359

See Notes to Financial Statements

28

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
ILS	New Israeli Shekel
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $209,883.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,495,686 which represents 55.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $70,247, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.6%	$822,068
Consumer Discretionary	1.4	745,624
Consumer Staples	1.9	987,458
Energy	2.5	1,353,927
Financials	20.3	10,860,373
Health Care	11.2	6,002,365
Industrials	4.9	2,619,788
Information Technology	43.3	23,145,977
Materials	3.0	1,612,940
Real Estate	7.4	3,961,302
Utilities	2.5	1,315,368
	100.0%	$53,427,190

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$29,602	$9,433,451	$—	$9,463,053
Capital Goods	515,648	1,941,828	—	2,457,476
Commercial & Professional Services	28,197	108,696	—	136,893
Consumer Durables & Apparel	—	292,450	—	292,450
Consumer Services	237,989	159,177	—	397,166
Diversified Financials	—	222,811	—	222,811
Energy	—	1,353,927	—	1,353,927
Food & Staples Retailing	—	512,673	—	512,673
Food, Beverage & Tobacco	—	474,785	—	474,785
Health Care Equipment & Services	1,691,273	57,184	—	1,748,457
Insurance	—	1,174,509	—	1,174,509
Materials	—	1,612,940	—	1,612,940
Media & Entertainment	134,958	—	—	134,958
Pharmaceuticals, Biotechnology	790,766	3,463,142	—	4,253,908
Real Estate	—	3,961,302	—	3,961,302
Retailing	—	56,008	—	56,008
Semiconductor	3,630,416	205,721	—	3,836,137
Software & Services	14,502,191	3,342,172	—	17,844,363
Technology Hardware & Equipment	1,311,724	153,753	—	1,465,477
Telecommunication Services	—	687,110	—	687,110
Transportation	—	25,419	—	25,419
Utilities	1,058,740	256,628	—	1,315,368
Repurchase Agreement	—	282,007	—	282,007
Total	$23,931,504	$29,777,693	$—	$53,709,197

See Notes to Financial Statements

29

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 96.2%
Banks: 9.9%
6,441,502	Sberbank of Russia PJSC (ADR) # $	99,238,147
19,391,617	VTB Bank OJSC Reg S (GDR) #	24,436,055
		123,674,202
Diversified Financials: 1.9%
16,745,978	Moscow Exchange MICEX-RTS PJSC #	23,936,887

Energy: 36.3%
13,513,072	Gazprom PJSC (ADR) #	99,167,881
1,059,463	Lukoil PJSC (ADR) #	89,566,898
359,455	Novatek PJSC Reg S (GDR) #	76,409,435
9,364,251	Rosneft Oil Co. PJSC Reg S (GDR) #	61,443,692
11,136,123	Surgutneftegas OJSC (ADR) #	45,865,592
1,103,506	Tatneft PJSC (ADR) #	81,609,219
		454,062,717
Food & Staples Retailing: 8.3%
3,855,114	Magnit OAO Reg S (GDR) #	56,400,931
1,388,291	X5 Retail Group NV Reg S (GDR) #	47,507,818
		103,908,749
Materials: 23.2%
31,221,897	Alrosa PJSC #	42,597,935
6,154,995	Evraz Plc (GBP) #	52,229,343
2,986,268	MMC Norilsk Nickel PJSC (ADR)	67,818,146
1,195,612	Novolipetsk Steel PJSC Reg S (GDR) #	30,199,236
1,259,558	PhosAgro OAO Reg S (GDR) #	16,530,398
3,160,221	Polymetal International Plc (GBP) #	40,157,629
2,402,349	Severstal PJSC Reg S (GDR)	40,479,581
		290,012,268
Number of Shares		Value

Media & Entertainment: 7.0%
1,300,338	Mail.ru Group Ltd. Reg S (GDR) * #	$33,086,015
1,415,859	Yandex NV (USD) *	53,802,642
		86,888,657
Telecommunication Services: 7.0%
5,606,228	Mobile TeleSystems OJSC (ADR)	52,193,983
2,193,841	Rostelecom PJSC (ADR) #	16,809,613
6,352,034	VEON Ltd. (ADR)	17,785,695
		86,789,291
Utilities: 2.6%
455,595,410	Inter Rao Ues PJSC #	32,718,916
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	207,078
		32,925,994
Total Common Stocks (Cost: $1,261,710,471)		1,202,198,765
PREFERRED STOCK: 4.1% (Cost: $54,432,330)
Energy: 4.1%
19,385	AK Transneft OAO, 4.58% #	50,859,411
Total Investments: 100.3% (Cost: $1,316,142,801)		1,253,058,176
Liabilities in excess of other assets: (0.3)%		(3,127,271)
NET ASSETS: 100.0%		$1,249,930,905

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,020,978,129 which represents 81.7% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	13.9%	$173,677,948
Consumer Staples	8.3	103,908,749
Energy	40.3	504,922,128
Financials	11.8	147,611,089
Materials	23.1	290,012,268
Utilities	2.6	32,925,994
	100.0%	$1,253,058,176

See Notes to Financial Statements

30

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$123,674,202	$—	$123,674,202
Diversified Financials	—	23,936,887	—	23,936,887
Energy	—	454,062,717	—	454,062,717
Food & Staples Retailing	—	103,908,749	—	103,908,749
Materials	108,297,727	181,714,541	—	290,012,268
Media & Entertainment	53,802,642	33,086,015	—	86,888,657
Telecommunication Services	69,979,678	16,809,613	—	86,789,291
Utilities	—	32,718,916	207,078	32,925,994
Preferred Stock*	—	50,859,411	—	50,859,411
Total	$232,080,047	$1,020,771,051	$207,078	$1,253,058,176

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

31

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Banks: 7.6%
31,655,900	Credit Bank of Moscow PJSC #	$2,994,192
Capital Goods: 1.9%
115,124	United Wagon Co. PJSC *	761,105
Diversified Financials: 5.1%
180,005	Safmar Financial Investment #	1,433,639
88,470	Vostok New Ventures Ltd. (SDR) #	544,057
		1,977,696
Energy: 3.0%
1,230,498	TMK PJSC #	1,169,844
Food & Staples Retailing: 3.4%
406,798	Lenta Ltd. Reg S (GDR) *	1,318,026
Food, Beverage & Tobacco: 3.4%
113,295	Ros Agro Plc Reg S (GDR)	1,334,615
Household & Personal Products: 4.4%
69,830	Oriflame Holding AG (SEK) #	1,710,124
Materials: 12.2%
748,024	Highland Gold Mining Ltd. (GBP) #	1,945,022
826,320	Mechel PJSC * #	871,676
7,753,720	Petropavlovsk Plc (GBP) *	967,080
446,680	Raspadskaya OJSC * #	988,021
		4,771,799
Media & Entertainment: 4.0%
1,733,891	ITE Group Plc (GBP) #	1,579,674
Number of Shares		Value

Real Estate: 9.6%
679,189	Etalon Group Ltd. Reg S (GDR)	$1,514,591
867,770	LSR Group PJSC Reg S (GDR) #	2,236,210
		3,750,801
Retailing: 8.0%
997,530	Detsky Mir PJSC Reg S 144A #	1,357,124
264,069	M.Video PJSC *	1,787,254
		3,144,378
Software & Services: 4.4%
88,315	Qiwi Plc (ADR)	1,728,325
Telecommunication Services: 5.8%
727,920	Sistema PJSC Reg S (GDR) #	2,252,521
Transportation: 12.7%
2,004,053	Aeroflot PJSC	3,233,174
188,846	Globaltrans Investment Plc Reg S (GDR)	1,756,268
		4,989,442
Utilities: 14.9%
31,561,800	Mosenergo PJSC #	1,256,732
118,385,600	OGK-2 PJSC #	1,028,295
86,831,000	Rosseti PJSC #	1,899,524
40,050,000	Unipro PJSC #	1,667,203
		5,851,754
Total Common Stocks (Cost: $42,781,072)		39,334,296
Liabilities in excess of other assets: (0.4)%		(175,781)
NET ASSETS: 100.0%		$39,158,515

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,933,858 which represents 63.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,357,124, or 3.5% of net assets.

See Notes to Financial Statements

32

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.8%	$3,832,195
Consumer Discretionary	8.0	3,144,378
Consumer Staples	11.1	4,362,765
Energy	3.0	1,169,844
Financials	12.6	4,971,888
Industrials	14.6	5,750,547
Information Technology	4.4	1,728,325
Materials	12.1	4,771,799
Real Estate	9.5	3,750,801
Utilities	14.9	5,851,754
	100.0%	$39,334,296

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$2,994,192	$—	$2,994,192
Capital Goods	761,105	—	—	761,105
Diversified Financials	—	1,977,696	—	1,977,696
Energy	—	1,169,844	—	1,169,844
Food & Staples Retailing	1,318,026	—	—	1,318,026
Food, Beverage & Tobacco	1,334,615	—	—	1,334,615
Household & Personal Products	—	1,710,124	—	1,710,124
Materials	967,080	3,804,719	—	4,771,799
Media & Entertainment	—	1,579,674	—	1,579,674
Real Estate	1,514,591	2,236,210	—	3,750,801
Retailing	1,787,254	1,357,124	—	3,144,378
Software & Services	1,728,325	—	—	1,728,325
Telecommunication Services	—	2,252,521	—	2,252,521
Transportation	4,989,442	—	—	4,989,442
Utilities	—	5,851,754	—	5,851,754
Total	$14,400,438	$24,933,858	$—	$39,334,296

See Notes to Financial Statements

33

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Banks: 6.3%
9,655,002	Bank for Foreign Trade of Vietnam JSC #	$29,248,144
2	Saigon Thuong Tin Commercial JSB * #	1
		29,248,145
Capital Goods: 6.0%
9,453,901	FLC Faros Construction JSC * #	12,092,131
9,153,010	Hoang Huy Investment Financial Services JSC #	8,255,366
97	Vietnam Construction & Import-Export JSC	109
8,276,400	Vietnam Electrical Equipment #	7,822,168
		28,169,774
Consumer Durables & Apparel: 9.4%
1,635,160	Eclat Textile Co. Ltd. #	20,950,553
838,967	Hansae Co. Ltd. #	15,258,951
9,899,000	Regina Miracle International Holdings Ltd. Reg S 144A † #	7,887,958
		44,097,462
Diversified Financials: 3.0%
13,192,221	Saigon Securities, Inc. #	14,066,560
Energy: 3.1%
16,534,550	Soco International Plc	14,688,380
Food, Beverage & Tobacco: 14.4%
5,740,240	Masan Group Corp. * #	20,473,743
14,253,911	Thanh Thanh Cong Tay Ninh JSC #	10,531,826
6,889,106	Vietnam Dairy Products JSC #	36,400,020
		67,405,589
Health Care Equipment & Services: 4.5%
323,700	MANI, Inc. #	20,844,875
Insurance: 4.5%
6,041,916	Bao Viet Holdings #	20,952,199
Materials: 3.7%
17,032,719	Hoa Phat Group JSC * #	17,211,202
Real Estate: 26.5%
11,699,266	No Va Land Investment Group Corp. *	29,919,599
16,966,422	Vincom Retail JSC #	24,646,662
7,435,382	Vingroup JSC * #	36,934,988
9,433,682	Vinhomes JSC Reg S 144A * #	32,142,412
		123,643,661
Technology Hardware & Equipment: 13.0%
1,377,950	BH Co. Ltd. * #	22,297,363
663,319	Mcnex Co. Ltd. #	16,573,827
3,981,083	Synopex, Inc. ‡ * #	9,574,736
731,343	UTI, Inc. #	12,069,580
		60,515,506
Number of Shares		Value

Utilities: 5.2%
4,617,229	PetroVietnam Nhon Trach 2 Power JSC #	$5,290,717
28,788,260	PetroVietnam Power Corp. * #	18,772,264
		24,062,981
Total Common Stocks (Cost: $419,973,142)		464,906,334
MONEY MARKET FUND: 0.4% (Cost: $1,801,949)
1,801,949	Dreyfus Government Cash Management Fund–Institutional Shares	1,801,949
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $421,775,091)		466,708,283

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Repurchase Agreements: 0.3%
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.13%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
625,919	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $626,049; (collateralized by various U.S. government and agency obligations, 3.13%, due 8/15/20 to 11/15/46, valued at $638,437 including accrued interest)	625,919
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,625,919)		1,625,919
Total Investments: 100.3% (Cost: $423,401,010)		468,334,202
Liabilities in excess of other assets: (0.3)%		(1,536,375)
NET ASSETS: 100.0%		$466,797,827

See Notes to Financial Statements

34

Footnotes:

‡	Affiliated issuer-as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,521,495.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $420,298,246 which represents 90.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $40,030,370, or 8.6% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 06/30/19
Synopex, Inc.	$—	(a)	$3,364,527	$(865,794)	$(815,591)	$—	$(54,133)	$9,574,736

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	9.4%	$44,097,462
Consumer Staples	14.4	67,405,589
Energy	3.1	14,688,380
Financials	13.8	64,266,904
Health Care	4.5	20,844,875
Industrials	6.0	28,169,774
Information Technology	13.0	60,515,506
Materials	3.7	17,211,202
Real Estate	26.5	123,643,661
Utilities	5.2	24,062,981
Money Market Fund	0.4	1,801,949
	100.0%	$466,708,283

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$29,248,145	$—	$29,248,145
Capital Goods	109	28,169,665	—	28,169,774
Consumer Durables & Apparel	—	44,097,462	—	44,097,462
Diversified Financials	—	14,066,560	—	14,066,560
Energy	14,688,380	—	—	14,688,380
Food, Beverage & Tobacco	—	67,405,589	—	67,405,589
Health Care Equipment & Services	—	20,844,875	—	20,844,875
Insurance	—	20,952,199	—	20,952,199
Materials	—	17,211,202	—	17,211,202
Real Estate	29,919,599	93,724,062	—	123,643,661
Technology Hardware & Equipment	—	60,515,506	—	60,515,506
Utilities	—	24,062,981	—	24,062,981
Money Market Fund	1,801,949	—	—	1,801,949
Repurchase Agreements	—	1,625,919	—	1,625,919
Total	$46,410,037	$421,924,165	$—	$468,334,202

See Notes to Financial Statements

35

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChinaAMC CSI 300 ETF		ChinaAMC SME-ChiNext ETF

Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$58,729,126	$90,874,399	$82,514,039		$27,083,107
Affiliated issuers (3)	—	—	—		—
Short-term investments held as collateral for securities loaned (4)	2,548,017	1,612,760	—		—
Cash	—	—	—		36,976
Cash denominated in foreign currency, at value (5)	763,184	475,404	2,784,448	(b)	131,196	(c)
Receivables:
Investment securities sold	255,335	—	—		—
Shares sold	—	—	—		—
Due from Adviser	—	—	2,257		—
Dividends and interest	181,757	422,723	36		—
Prepaid expenses	2,642	2,686	2,643		2,539
Total assets	62,480,061	93,387,972	85,303,423		27,253,818

Liabilities:
Payables:
Investment securities purchased	748,815	—	—		—
Collateral for securities loaned	2,548,017	1,612,760	—		—
Line of credit	562,213	613,609	2,193,358		—
Shares redeemed	412,298	—	—		—
Due to Adviser	17,595	27,845	—		709
Due to custodian	—	61	190,254		—
Deferred Trustee fees	10,141	32,076	4,128		480
Accrued expenses	119,095	93,897	174,579		108,099
Total liabilities	4,418,174	2,380,248	2,562,319		109,288
NET ASSETS	$58,061,887	$91,007,724	$82,741,104		$27,144,530
Shares outstanding	2,600,000	3,800,000	2,050,000		1,050,000
Net asset value, redemption and offering price per share	$22.33	$23.95	$40.36		$25.85

Net assets consist of:
Aggregate paid in capital	$106,127,000	$234,552,682	$74,478,992		$38,402,752
Total distributable earnings (loss)	(48,065,113)	(143,544,958)	8,262,112		(11,258,222)
	$58,061,887	$91,007,724	$82,741,104		$27,144,530
(1) Value of securities on loan	$2,413,104	$1,616,699	$—		$—
(2) Cost of investments – Unaffiliated issuers	$50,330,213	$67,649,918	$68,582,726		$23,694,191
(3) Cost of investments – Affiliated issuers	$—	$—	$—		$—
(4) Cost of short-term investments held as collateral for securities loaned	$2,548,017	$1,612,760	$—		$—
(5) Cost of cash denominated in foreign currency	$630,247	$463,179	$2,762,835		$131,002

(a)	Represents consolidated Statement of Assets and Liabilities.
(b)	Includes $4,441 on foreign investor minimum settlement reserve funds (See Note 2.J.).
(c)	Includes $10,539 on foreign investor minimum settlement reserve funds (See Note 2.J.).

See Notes to Financial Statements

36

Egypt Index ETF	India Small-Cap Index ETF (a)	Indonesia Index ETF	Israel ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

$36,913,386	$155,372,408	$45,102,500	$53,427,190	$1,253,058,176	$39,334,296	$457,133,547
—	—	—	—	—	—	9,574,736

142,222	—	—	282,007	—	—	1,625,919
—	591,460	—	—	—	—	—
126,084	6,173,038	—	51,816	1,427,978	—	18,104,309

—	8,525	—	160,707	—	23,905	536,342
—	—	—	—	4,111	—	3,641,875
—	—	—	—	—	—	—
73,729	146,274	154,797	33,113	15,904,952	145,982	14,066
2,618	3,061	2,604	2,578	8,508	2,592	3,168
37,258,039	162,294,766	45,259,901	53,957,411	1,270,403,725	39,506,775	490,633,962

—	—	—	60,238	1,762,790	150,243	10,991,355
142,222	—	—	282,007	—	—	1,625,919
—	6,639,140	—	—	16,470,309	—	10,758,518
—	—	—	—	—	—	—
16,469	67,267	9,474	4,995	685,785	6,484	181,689
17,752	—	3	61,703	—	60,340	—
4,597	11,734	26,666	2,630	147,888	2,472	37,591
146,709	323,537	113,685	80,479	1,406,048	128,721	241,063
327,749	7,041,678	149,828	492,052	20,472,820	348,260	23,836,135
$36,930,290	$155,253,088	$45,110,073	$53,465,359	$1,249,930,905	$39,158,515	$466,797,827
1,174,974	4,074,967	1,950,000	1,650,000	52,650,000	1,133,318	28,950,000

$31.43	$38.10	$23.13	$32.40	$23.74	$34.55	$16.12

$65,394,727	$203,639,498	$154,106,940	$55,186,327	$2,659,670,414	$52,055,650	$695,261,927
(28,464,437)	(48,386,410)	(108,996,867)	(1,720,968)	(1,409,739,509)	(12,897,135)	(228,464,100)
$36,930,290	$155,253,088	$45,110,073	$53,465,359	$1,249,930,905	$39,158,515	$466,797,827
$135,573	$—	$—	$209,883	$—	$—	$1,521,495
$33,374,929	$166,441,830	$53,743,984	$46,014,466	$1,316,142,801	$42,781,072	$406,132,783
$—	$—	$—	$—	$—	$—	$15,642,308

$142,222	$—	$—	$282,007	$—	$—	$1,625,919
$126,123	$6,168,329	$—	$51,796	$1,427,910	$—	$18,082,700

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChinaAMC CSI 300 ETF	ChinaAMC SME-ChiNext ETF

Income:
Dividends	$1,488,418	$1,481,276	$887,081	$214,363
Interest	—	—	119	24
Securities lending income	5,846	11,681	—	—
Foreign taxes withheld	(156,096)	(35,184)	(89,285)	(21,762)
Total Income	1,338,168	1,457,773	797,915	192,625

Expenses:
Management fees	144,259	225,860	187,718	66,195
Professional fees	34,130	34,829	36,378	31,440
Insurance	347	496	342	111
Trustees’ fees and expenses	1,205	1,689	1,108	353
Reports to shareholders	10,015	8,146	7,712	6,876
Indicative optimized portfolio value fee	2,991	1,731	3,052	2,184
Custodian fees	50,259	27,056	64,326	21,108
Registration fees	2,496	2,492	2,492	2,634
Transfer agent fees	1,182	1,221	1,196	1,196
Fund accounting fees	8,990	4,480	40,122	11,551
Interest	1,032	30,364	45,871	156
Other	1,604	1,713	6,913	2,427
Total expenses	258,510	340,077	397,230	146,231
Waiver of management fees	(32,432)	(43,198)	(168,629)	(59,671)
Net expenses	226,078	296,879	228,601	86,560
Net investment income	1,112,090	1,160,894	569,314	106,065

Net realized gain (loss) on:
Investments – Unaffiliated issuers	(792,126)	2,817,654	(2,396,514)	(2,408,552)
Investments – Affiliated issuers	—	—	—	—
In-kind redemptions	551,178	508,402	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(14,715)	79,603	(46,970)	(21,336)
Net realized gain (loss)	(255,663)	3,405,659	(2,443,484)	(2,429,888)

Net change in unrealized appreciation (depreciation) on:
Investments – Unaffiliated issuers	5,132,571	11,274,272	15,809,567	4,277,153
Investments – Affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	8,584	(1,329)	12,620	380
Net change in unrealized appreciation (depreciation)	5,141,155	11,272,943	15,822,187	4,277,533
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,997,582	$15,839,496	$13,948,017	$1,953,710

(a)	Represents consolidated Statement of Operations.

See Notes to Financial Statements

38

Egypt Index ETF	India Small-Cap Index ETF (a)	Indonesia Index ETF	Israel ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

$988,696	$1,920,711	$976,513	$418,271	$37,357,895	$846,408	$2,466,780
—	—	—	87	—	—	—
891	—	1,005	10,137	—	—	55,003
(103,337)	(1,693)	(137,561)	(87,034)	(4,199,324)	(29,499)	(21,708)
886,250	1,919,018	839,957	341,461	33,158,571	816,909	2,500,075

113,233	439,289	111,219	128,252	3,503,527	87,544	988,523
31,290	78,420	31,966	34,721	29,080	31,587	32,986
360	1,519	289	207	8,890	247	1,919
794	18,041	734	830	24,869	640	6,527
7,120	11,543	6,853	6,341	29,076	8,435	14,191
2,491	3,052	3,052	2,491	2,165	3,041	3,052
62,166	69,508	8,991	44,481	1,192,377	42,482	140,985
2,492	2,492	2,492	2,785	4,884	2,492	2,887
1,196	2,394	1,196	1,196	827	1,196	1,196
4,722	44,492	7,472	8,988	46,669	4,787	13,852
12,926	30,596	11	10,622	66,044	5,599	58,432
1,506	35,603	1,862	1,648	29,688	1,712	6,297
240,296	736,949	176,137	242,562	4,938,096	189,762	1,270,847
(14,493)	—	(49,335)	(80,603)	—	(52,849)	—
225,803	736,949	126,802	161,959	4,938,096	136,913	—
660,447	1,182,069	713,155	179,502	28,220,475	679,996	1,229,228

(1,798,342)	(15,978,872)	(147,759)	526,975	(24,270,317)	(1,887,792)	(6,691,625)
—	—	—	—	—	—	(815,591)
100,522	(40,888)	370,119	—	68,375,211	(45,969)	217,992

(113,839)	(201,153)	(790)	1,249	(18,021)	4,565	(363,025)
(1,811,659)	(16,220,913)	221,570	528,224	44,086,873	(1,929,196)	(7,652,249)

2,836,559	(3,571,303)	1,567,028	6,476,330	238,576,329	9,144,934	32,643,552
—	—	—	—	—	—	(54,133)

867	2,328	238	(3,689)	(14,211)	1,435	(6,098)
2,837,426	(3,568,975)	1,567,266	6,472,641	238,562,118	9,146,369	32,583,321

$1,686,214	$(18,607,819)	$2,501,991	$7,180,367	$310,869,466	$7,897,169	$26,160,300

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,112,090	$1,667,874	$1,160,894	$3,012,348
Net realized gain (loss)	(255,663)	(27,757)	3,405,659	4,482,111
Net change in unrealized appreciation (depreciation)	5,141,155	(14,097,436)	11,272,943	(19,288,050)
Net increase (decrease) in net assets resulting from operations	5,997,582	(12,457,319)	15,839,496	(11,793,591)

Distributions to shareholders:
Dividends and Distributions	—	(924,000)	—	(2,547,600)

Share transactions:**
Proceeds from sale of shares	—	—	—	5,522,935
Cost of shares redeemed	(3,158,552)	(7,073,702)	(13,228,905)	(11,268,857)
Increase (Decrease) in net assets resulting from share transactions	(3,158,552)	(7,073,702)	(13,228,905)	(5,745,922)
Total increase (decrease) in net assets	2,839,030	(20,455,021)	2,610,591	(20,087,113)
Net Assets, beginning of period	55,222,857	75,677,878	88,397,133	108,484,246
Net Assets, end of period	$58,061,887	$55,222,857	$91,007,724	$88,397,133

** Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	250,000
Shares redeemed	(150,000)	(300,000)	(600,000)	(500,000)
Net increase (decrease)	(150,000)	(300,000)	(600,000)	(250,000)

See Notes to Financial Statements

40

ChinaAMC CSI 300 ETF		ChinaAMC SME-ChiNext ETF		Egypt Index ETF
For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
(unaudited)		(unaudited)		(unaudited)

$569,314	$608,763	$106,065	$19,785	$660,447	$1,018,244
(2,443,484)	4,930,507	(2,429,888)	(3,576,086)	(1,811,659)	6,230,153
15,822,187	(26,428,940)	4,277,533	(7,066,926)	2,837,426	(11,591,246)
13,948,017	(20,889,670)	1,953,710	(10,623,227)	1,686,214	(4,342,849)

—	(4,841,600)	—	—	—	(560,463)

20,798,154	14,985,222	14,409,956	7,672,886	21,589,787	15,041,752
(5,698,514)	(29,881,468)	(4,949,456)	(3,932,406)	(19,569,589)	(53,373,990)

15,099,640	(14,896,246)	9,460,500	3,740,480	2,020,198	(38,332,238)
29,047,657	(40,627,516)	11,414,210	(6,882,747)	3,706,412	(43,235,550)
53,693,447	94,320,963	15,730,320	22,613,067	33,223,878	76,459,428
$82,741,104	$53,693,447	$27,144,530	$15,730,320	$36,930,290	$33,223,878

500,000	400,000	500,000	250,000	650,000	400,000
(150,000)	(650,000)	(200,000)	(150,000)	(650,000)	(1,550,000)
350,000	(250,000)	300,000	100,000	—	(1,150,000)

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	India Small-Cap Index ETF (a)		Indonesia Index ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$1,182,069	$(77,616)	$713,155	$876,448
Net realized gain (loss)	(16,220,913)	4,126,517	221,570	(4,134,430)
Net change in unrealized appreciation (depreciation)	(3,568,975)	(131,817,510)	1,567,266	(3,716,594)
Net increase (decrease) in net assets resulting from operations	(18,607,819)	(127,768,609)	2,501,991	(6,974,576)

Distributions to shareholders:
Dividends and Distributions	—	(216,823)	—	(975,800)

Share transactions:**
Proceeds from sale of shares	6,215,759	6,506,209	1,105,122	8,643,814
Cost of shares redeemed	(19,794,014)	(96,327,507)	(3,297,606)	(17,756,773)
Increase (Decrease) in net assets resulting from share transactions	(13,578,255)	(89,821,298)	(2,192,484)	(9,112,959)
Total increase (decrease) in net assets	(32,186,074)	(217,806,730)	309,507	(17,063,335)
Net Assets, beginning of period	187,439,162	405,245,892	44,800,566	61,863,901
Net Assets, end of period	$155,253,088	$187,439,162	$45,110,073	$44,800,566

** Shares of Common Stock Issued (no par value)
Shares sold	150,000	150,000	50,000	350,000
Shares redeemed	(500,000)	(1,650,000)	(150,000)	(800,000)
Net increase (decrease)	(350,000)	(1,500,000)	(100,000)	(450,000)

(a)	Represents consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

42

Israel ETF		Russia ETF		Russia Small-Cap ETF
For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
(unaudited)		(unaudited)		(unaudited)

$179,502	$401,669	$28,220,475	$70,096,608	$679,996	$1,469,550
528,224	(5,005,061)	44,086,873	66,675,505	(1,929,196)	(2,827,712)
6,472,641	911,146	238,562,118	(226,285,860)	9,146,369	(12,433,777)
7,180,367	(3,692,246)	310,869,466	(89,513,747)	7,897,169	(13,791,939)

—	(349,800)	—	(68,511,950)	—	(1,440,098)

—	9,336,069	166,539,310	898,492,169	—	3,757,271
—	(1,529,591)	(553,099,214)	(1,221,552,842)	(1,415,716)	(14,160,540)

—	7,806,478	(386,559,904)	(323,060,673)	(1,415,716)	(10,403,269)
7,180,367	3,764,432	(75,690,438)	(481,086,370)	6,481,453	(25,635,306)
46,284,992	42,520,560	1,325,621,343	1,806,707,713	32,677,062	58,312,368
$53,465,359	$46,284,992	$1,249,930,905	$1,325,621,343	$39,158,515	$32,677,062

—	300,000	8,100,000	42,350,000	—	100,000
—	(50,000)	(26,000,000)	(57,250,000)	(50,000)	(350,000)
—	250,000	(17,900,000)	(14,900,000)	(50,000)	(250,000)

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Vietnam ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$1,229,228	$3,720,819
Net realized loss	(7,652,249)	(1,687,406)
Net change in unrealized appreciation (depreciation)	32,583,321	(63,106,038)
Net increase (decrease) in net assets resulting from operations	26,160,300	(61,072,625)

Distributions to shareholders:
Dividends and Distributions	—	(2,610,800)

Share transactions:**
Proceeds from sale of shares	129,512,993	96,453,951
Cost of shares redeemed	(6,544,575)	(64,130,429)
Increase in net assets resulting from share transactions	122,968,418	32,323,522
Total increase (decrease) in net assets	149,128,718	(31,359,903)
Net Assets, beginning of period	317,669,109	349,029,012
Net Assets, end of period	$466,797,827	$317,669,109

** Shares of Common Stock Issued (no par value)
Shares sold	7,950,000	5,200,000
Shares redeemed	(400,000)	(3,800,000)
Net increase	7,550,000	1,400,000

See Notes to Financial Statements

44

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$20.08		$24.81	$20.09	$18.11		$26.20	$30.93
Income from investment operations:
Net investment income	0.41	(a)	0.57 (a)	0.39 (a)	0.58		0.50	0.64
Net realized and unrealized gain (loss) on investments	1.84		(4.96)	4.82	1.93		(8.20)	(4.61)
Total from investment operations	2.25		(4.39)	5.21	2.51		(7.70)	(3.97)
Less:
Dividends from net investment income	—		(0.34)	(0.49)	(0.53)		(0.39)	(0.76)
Net asset value, end of period	$22.33		$20.08	$24.81	$20.09		$18.11	$26.20
Total return (b)	11.21	%(c)	(17.70)%	26.02%	13.94%		(29.41)%	(12.86)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$58,062		$55,223	$75,678	$66,296		$59,766	$95,645
Ratio of gross expenses to average net assets	0.90	%(d)	0.91%	0.87%	0.83%		0.82%	0.80%
Ratio of net expenses to average net assets	0.78	%(d)	0.78%	0.84%	0.79%		0.79%	0.80%
Ratio of net expenses to average net assets excluding interest expense	0.78	%(d)	0.78%	0.78%	0.78	%(f)	0.78%	0.78%
Ratio of net investment income to average net assets	3.85	%(d)	2.44%	1.73%	2.85%		2.05%	2.00%
Portfolio turnover rate (e)	18	%(c)	23%	38%	45%		33%	30%

	Brazil Small-Cap ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$20.09		$23.33	$16.10	$10.44		$21.23	$29.61
Income from investment operations:
Net investment income	0.28	(a)	0.68 (a)	0.48 (a)	0.51		0.44	0.88
Net realized and unrealized gain (loss) on investments	3.58		(3.34)	7.81	5.83		(10.83)	(8.37)
Total from investment operations	3.86		(2.66)	8.29	6.34		(10.39)	(7.49)
Less:
Dividends from net investment income	—		(0.58)	(1.06)	(0.68)		(0.40)	(0.89)
Net asset value, end of period	$23.95		$20.09	$23.33	$16.10		$10.44	$21.23
Total return (b)	19.59	%(c)	(11.66)%	51.71%	60.92%		(48.97)%	(25.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$91,008		$88,397	$108,484	$82,898		$65,264	$104,011
Ratio of gross expenses to average net assets	0.75	%(d)	0.73%	0.68%	0.69%		0.72%	0.66%
Ratio of net expenses to average net assets	0.66	%(d)	0.60%	0.60%	0.60%		0.60%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59%		0.59%	0.59%
Ratio of net investment income to average net assets	2.57	%(d)	3.25%	2.24%	3.14%		3.29%	2.99%
Portfolio turnover rate (e)	20	%(c)	45%	53%	44%		57%	64%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Excludes reimbursement from prior year custodial charge of 0.01%.

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChinaAMC CSI 300 ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017		2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$31.58		$48.37	$37.08		$44.76		$46.06	$30.89
Income from investment operations:
Net investment income	0.29	(a)	0.41 (a)	0.41	(a)	0.41		0.45	0.32	(a)
Net realized and unrealized gain (loss) on investments	8.49		(14.35)	11.40		(7.64)		(0.34)	14.85
Total from investment operations	8.78		(13.94)	11.81		(7.23)		0.11	15.17
Less:
Dividends from net investment income	—		(0.31)	(0.52)		(0.15)		(0.52)	—
Distributions from net realized capital gains	—		(2.54)	—		(0.28)		(0.89)	—
Return of capital	—		—	—		(0.02)		—	—
Total dividends and distributions	—		(2.85)	(0.52)		(0.45)		(1.41)	—
Net asset value, end of period	$40.36		$31.58	$48.37		$37.08		$44.76	$46.06
Total return (b)	27.80	%(c)	(28.79)%	31.86%		(16.16)%		0.22%		49.11%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$82,741		$53,693	$94,321		$85,290		$105,193	$94,414
Ratio of gross expenses to average net assets	1.06	%(d)	1.17%	0.82%		1.06%		1.20%		1.69%
Ratio of net expenses to average net assets	0.61	%(d)	0.85%	0.78%		0.71%		0.75%		0.72%
Ratio of net expenses to average net assets excluding interest expense (h)	0.60	%(d)	0.72%	0.72%		0.72	%(g)	0.72%		0.72%
Ratio of net investment income to average net assets	1.52	%(d)	0.95%	0.96%		1.26%		0.91%		1.00%
Portfolio turnover rate (e)	14	%(c)	34%	37%		50%		70%		59%

	ChinaAMC SME-ChiNext ETF
	For the								For the Period
	Six Months								July 23,
	Ended								2014 (f) through
	June 30,		For the Year Ended December 31,						December 31,
	2019		2018	2017		2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$20.97		$34.79	$29.20		$41.74		$28.60	$24.68
Income from investment operations:
Net investment income (loss)	0.10	(a)	0.03 (a)	(0.01	)(a)	(0.06)		(0.10)		(0.05)
Net realized and unrealized gain (loss) on investments	4.78		(13.85)	5.67		(12.48)		13.24	3.97
Total from investment operations	4.88		(13.82)	5.66		(12.54)		13.14	3.92
Less:
Dividends from net investment income	—		—	(0.07)		—		—	—
Net asset value, end of period	$25.85		$20.97	$34.79		$29.20		$41.74	$28.60
Total return (b)	23.27	%(c)	(39.72)%	19.37%		(30.04)%		45.94%	15.88	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$27,145		$15,730	$22,613		$23,357		$56,343	$21,451
Ratio of gross expenses to average net assets	1.10	%(d)	1.33%	1.38%		1.16%		1.11%	1.48	%(d)
Ratio of net expenses to average net assets	0.65	%(d)	0.82%	0.82%		0.81%		0.79%	0.78	%(d)
Ratio of net expenses to average net assets excluding interest expense (h)	0.65	%(d)	0.78%	0.78%		0.78%		0.78%	0.78	%(d)
Ratio of net investment income (loss) to average net assets	0.80	%(d)	0.09%	(0.04)%		(0.07)%		(0.29)%	(0.73	)%(d)
Portfolio turnover rate (e)	29	%(c)	36%	34%		39%		160%	7	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(g)	Excludes reimbursement from prior year custodial charge of 0.02%.
(h)	Effective January 10, 2019, the fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.

See Notes to Financial Statements

46

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018		2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$28.28		$32.89		$26.02	$39.01		$59.95	$55.51
Income from investment operations:
Net investment income	0.46	(a)	0.60	(a)	0.81 (a)	1.17		0.04	0.53
Net realized and unrealized gain (loss) on investments	2.69		(4.73)		6.31	(14.16)		(20.37)	6.67
Total from investment operations	3.15		(4.13)		7.12	(12.99)		(20.33)	7.20
Less:
Dividends from net investment income	—		(0.48)		(0.25)	—		(0.61)	(2.76)
Net asset value, end of period	$31.43		$28.28		$32.89	$26.02		$39.01	$59.95
Total return (b)	11.14	%(c)	(12.56)%		27.39%	(33.30)%		(33.89)%	12.92%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$36,930		$33,224		$76,459	$40,985		$26,329	$49,461
Ratio of gross expenses to average net assets	1.06	%(d)	1.19%		1.09%	1.14%		1.07%	0.97%
Ratio of net expenses to average net assets	1.00	%(d)	0.98%		0.94%	1.01%		0.98%	0.97%
Ratio of net expenses to average net assets excluding interest expense	0.94	%(d)	0.94%		0.94%	0.94%		0.94%	0.92%
Ratio of net investment income to average net assets	2.92	%(d)	1.73%		2.82%	1.17%		0.60%	0.63%
Portfolio turnover rate (e)	44	%(c)	41%		41%	56%		57%	69%

	India Small-Cap Index ETF (f)
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018		2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$42.36		$68.40		$41.03	$43.66		$44.53	$31.31
Income from investment operations:
Net investment income (loss)	0.27	(a)(h)	(0.02	)(a)	0.02 (a)	0.39		0.06 (a)	0.37
Net realized and unrealized gain (loss) on investments		(4.53)	(25.97)		27.42	(2.45)		0.42	13.29
Total from investment operations		(4.26)	(25.99)		27.44	(2.06)		0.48	13.66
Less:
Dividends from net investment income	—		(0.05)		(0.07)	(0.57)		(1.35)	(0.44)
Net asset value, end of period	$38.10		$42.36		$68.40	$41.03		$43.66	$44.53
Total return (b)	(10.06	)%(c)	(38.00)%		66.88%	(4.70)%		1.07%	43.65%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$155,253		$187,439		$405,246	$183,627		$171,370	$272,745
Ratio of gross expenses to average net assets	0.84	%(d)	0.83%		0.72%	0.78%		0.78%	0.92%
Ratio of net expenses to average net assets	0.84	%(d)	0.83%		0.72%	0.78%		0.78%	0.89%
Ratio of net expenses to average net assets excluding interest expense	0.80	%(d)	0.80%		0.70%	0.78	%(g)	0.75%	0.85%
Ratio of net investment income (loss) to average net assets	1.35	%(d)(h)	(0.03)%		0.04%	0.96%		0.13%	0.82%
Portfolio turnover rate (e)	26	%(c)	39%		42%	29%		40%	120%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Represents consolidated Financial Highlights.
(g)	Excludes reimbursement from prior year custodial charge of 0.01%.
(h)	Net Investment income per share reflects a non-recurring dividend which amounted to $0.32 per average share outstanding. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (0.23)%.

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	For the Six Months Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$21.85		$24.75	$21.31	$18.36	$24.32	$20.98
Income from investment operations:
Net investment income	0.36	(a)	0.36 (a)	0.35 (a)	0.28	0.47	0.53
Net realized and unrealized gain (loss) on investments	0.92		(2.78)	3.55	2.92	(5.98)	3.31
Total from investment operations	1.28		(2.42)	3.90	3.20	(5.51)	3.84
Less:
Dividends from net investment income	—		(0.48)	(0.46)	(0.25)	(0.45)	(0.50)
Net asset value, end of period	$23.13		$21.85	$24.75	$21.31	$18.36	$24.32
Total return (b)	5.86	%(c)	(9.79)%	18.35%	17.49%	(22.69)%	18.34%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$45,110		$44,801	$61,864	$85,240	$86,293	$184,831
Ratio of gross expenses to average net assets	0.79	%(d)	0.75%	0.73%	0.68%	0.72%	0.66%
Ratio of net expenses to average net assets	0.57	%(d)	0.57%	0.57%	0.58%	0.58%	0.58%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.21	%(d)	1.61%	1.53%	1.05%	1.65%	1.80%
Portfolio turnover rate (e)	4	%(c)	14%	14%	12%	11%	12%

	Israel ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$28.05		$30.37	$26.84	$28.81	$29.56	$30.04
Income from investment operations:
Net investment income	0.11	(a)	0.27 (a)	0.30 (a)	0.27	0.32	0.31
Net realized and unrealized gain (loss) on investments	4.24		(2.38)	3.71	(1.80)	(0.69)	(0.05)
Total from investment operations	4.35		(2.11)	4.01	(1.53)	(0.37)	0.26
Less:
Dividends from net investment income	—		(0.21)	(0.48)	(0.26)	(0.38)	(0.28)
Distributions from net realized capital gains	—		—	—	—	—	(0.46)
Return of capital	—		—	—	(0.18)	—	—
Total dividends and distributions	—		(0.21)	(0.48)	(0.44)	(0.38)	(0.74)
Net asset value, end of period	$32.40		$28.05	$30.37	$26.84	$28.81	$29.56
Total return (b)	15.51	%(c)	(6.94)%	14.96%	(5.34)%	(1.27)%	0.88%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$53,465		$46,285	$42,521	$36,236	$46,091	$44,335
Ratio of gross expenses to average net assets	0.95	%(d)	1.02%	0.92%	0.92%	0.85%	0.76%
Ratio of net expenses to average net assets	0.63	%(d)	0.60%	0.59%	0.60%	0.59%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	0.70	%(d)	0.85%	1.04%	0.94%	1.04%	1.03%
Portfolio turnover rate (e)	9	%(c)	23%	21%	19%	18%	17%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

48

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$18.79		$21.14	$21.09	$14.69	$15.17	$28.69
Income from investment operations:
Net investment income	0.42	(a)	0.88 (a)	0.71 (a)	0.38	0.50	0.59
Net realized and unrealized gain (loss) on investments	4.53		(2.26)	0.25	6.36	(0.46)	(13.45)
Total from investment operations	4.95		(1.38)	0.96	6.74	0.04	(12.86)
Less:
Dividends from net investment income	—		(0.97)	(0.91)	(0.34)	(0.52)	(0.66)
Net asset value, end of period	$23.74		$18.79	$21.14	$21.09	$14.69	$15.17
Total return (b)	26.34	%(c)	(6.47)%	4.62%	45.91%	0.39%	(44.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,249,931		$1,325,621	$1,806,708	$2,605,165	$1,735,849	$1,541,945
Ratio of gross expenses to average net assets	0.70	%(d)	0.65%	0.72%	0.79%	0.72%	0.61%
Ratio of net expenses to average net assets	0.70	%(d)	0.65%	0.67%	0.65%	0.63%	0.61%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt fees (f)	0.70	%(d)	0.64%	0.66%	0.65%	0.62%	0.61%
Ratio of net investment income to average net assets	4.03	%(d)	4.09%	3.40%	2.48%	2.98%	3.92%
Portfolio turnover rate (e)	5	%(c)	20%	15%	22%	33%	23%

	Russia Small-Cap ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$27.61		$40.68	$38.04	$19.31	$19.60	$42.24
Income from investment operations:
Net investment income	0.60	(a)	1.17 (a)	1.17 (a)	0.77	0.38	0.91
Net realized and unrealized gain (loss) on investments	6.34		(13.02)	2.94	18.77	(0.29)	(23.14)
Total from investment operations	6.94		(11.85)	4.11	19.54	0.09	(22.23)
Less:
Dividends from net investment income	—		(1.22)	(1.47)	(0.81)	(0.38)	(0.41)
Net asset value, end of period	$34.55		$27.61	$40.68	$38.04	$19.31	$19.60
Total return (b)	25.14	%(c)	(29.09)%	11.01%	101.07%	0.48%	(52.67)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$39,159		$32,677	$58,312	$88,755	$35,392	$53,573
Ratio of gross expenses to average net assets	1.08	%(d)	0.94%	0.82%	0.86%	1.19%	0.95%
Ratio of net expenses to average net assets	0.78	%(d)	0.76%	0.76%	0.75%	0.69%	0.68%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt fees (g)	0.75	%(d)	0.75%	0.75%	0.73%	0.67%	0.67%
Ratio of net investment income to average net assets	3.88	%(d)	3.22%	2.87%	3.28%	1.58%	2.42%
Portfolio turnover rate (e)	13	%(c)	49%	39%	72%	30%	32%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Effective May 1, 2016, the Fund excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note 3).
(g)	Effective May 1, 2016, the Fund excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note 3).

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$14.84		$17.45	$12.97	$14.78	$18.84	$18.63
Income from investment operations:
Net investment income	0.05	(a)	0.17 (a)	0.20 (a)	0.39	0.55	0.51
Net realized and unrealized gain (loss) on investments	1.23		(2.66)	4.46	(1.83)	(4.11)	0.21
Total from investment operations	1.28		(2.49)	4.66	(1.44)	(3.56)	0.72
Less:
Dividends from net investment income	—		(0.12)	(0.18)	(0.37)	(0.50)	(0.49)
Return of capital	—		—	— (f)	—	—	(0.02)
Total dividends	—		(0.12)	(0.18)	(0.37)	(0.50)	(0.51)
Net asset value, end of period	$16.12		$14.84	$17.45	$12.97	$14.78	$18.84
Total return (b)	8.63	%(c)	(14.15)%	35.76%	(9.78)%	(18.87)%	3.95%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$466,798		$317,669	$349,029	$257,549	$379,231	$468,233
Ratio of gross expenses to average net assets	0.64	%(d)	0.68%	0.66%	0.66%	0.67%	0.66%
Ratio of net expenses to average net assets	0.64	%(d)	0.68%	0.66%	0.66%	0.67%	0.66%
Ratio of net expenses to average net assets excluding interest expense	0.61	%(d)	0.64%	0.63%	0.63%	0.65%	0.65%
Ratio of net investment income to average net assets	0.62	%(d)	0.98%	1.37%	2.14%	3.29%	2.32%
Portfolio turnover rate (e)	14	%(c)	49%	50%	47%	67%	67%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

50

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, ChinaAMC CSI 300 ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, India Small-Cap Index ETF, Indonesia Index ETF, Israel ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF (each a “Fund” and, together, the “Funds”). China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF. ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Small-Cap Index ETF makes its investments through the MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting as their index.

Fund	Diversification Classification
Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
ChinaAMC CSI 300 ETF	Diversified
ChinaAMC SME-ChiNext ETF	Diversified
Egypt Index ETF	Non-Diversified
India Small-Cap Index ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are
51

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010. Consolidated financial statements of India Small-Cap Index ETF present the financial position and results of operations for India Small-Cap Index ETF and its wholly-owned Subsidiary. All material interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the
52

Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of June 30, 2019 are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at June 30, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At June 30, 2019, ChinaAMC CSI 300 and ChinaAMC SME-ChiNext included $4,441 and $10,539, respectively, in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations as listed in the table below. Effective January 10, 2019, ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Advisor for the period ended June 30, 2019.

53

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Expense Limitations
Africa Index ETF	0.78%
Brazil Small-Cap ETF	0.59
ChinaAMC CSI 300 ETF*(a)	0.60
ChinaAMC SME-ChiNext ETF*(b)	0.65
Egypt Index ETF	0.94
India Small-Cap Index ETF	0.85
Indonesia Index ETF	0.57
Israel ETF	0.59
Russia ETF	0.62
Russia Small-Cap ETF	0.67
Vietnam ETF	0.76

*	The Adviser paid sub-advisory fees directly to the Sub-Adviser
(a)	Prior to January 10, 2019 the expense limitation was 0.72%.
(b)	Prior to January 10, 2019 the expense limitation was 0.78%

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Africa Index ETF	$11,604,580	$10,644,738
Brazil Small-Cap ETF	18,492,815	26,681,346
ChinaAMC CSI 300 ETF	24,601,411	9,463,798
ChinaAMC SME-ChiNext ETF	16,884,978	7,410,029
Egypt Index ETF	20,886,667	18,925,225
India Small-Cap Index ETF	45,473,849	57,334,303
Indonesia Index ETF	2,431,990	1,825,995
Israel ETF	4,871,670	4,739,692
Russia ETF	105,227,826	76,714,938
Russia Small-Cap ETF	4,921,005	4,633,218
Vietnam ETF	166,855,503	57,587,229

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation (depreciation), gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$53,734,918	$12,425,963	$(4,883,738)	$7,542,225
Brazil Small-Cap ETF	76,275,045	26,076,700	(9,864,586)	16,212,114
ChinaAMC CSI 300 ETF	70,117,530	20,118,833	(7,722,324)	12,396,509
ChinaAMC SME-ChiNext ETF	25,264,233	5,220,812	(3,401,938)	1,818,874
Egypt Index ETF	37,510,166	5,899,730	(6,354,288)	(454,558)
India Small-Cap Index ETF	177,942,308	29,352,744	(51,922,644)	(22,569,900)
Indonesia Index ETF	54,210,208	6,092,485	(15,200,193)	(9,107,708)
Israel ETF	47,137,970	15,267,956	(8,696,729)	6,571,227
Russia ETF	1,345,150,386	139,150,301	(231,242,511)	(92,092,210)
Russia Small-Cap ETF	43,090,621	4,770,193	(8,526,518)	(3,756,325)
Vietnam ETF	440,739,110	88,006,432	(60,411,340)	27,595,092
54

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Fund	Ordinary Income
Africa ETF	$924,000
Brazil Small-Cap ETF	2,547,600
ChinaAMC CSI 300 ETF	525,300
ChinaAMC SME-ChiNext ETF	—
Egypt Index ETF	560,463
India Small-Cap Index ETF	216,823
Indonesia Index ETF	975,800
Israel ETF	349,800
Russia ETF	68,511,950
Russia Small-Cap ETF	1,440,098
Vietnam ETF	2,610,800

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	$(8,382,998)	$(48,116,120)	$(56,499,118)
Brazil Small-Cap ETF	(22,839,034)	(141,526,841)	(164,365,875)
ChinaAMC CSI 300 ETF	—	—	—
ChinaAMC SME-ChiNext ETF	(7,662,937)	(3,080,438)	(10,743,375)
Egypt Index ETF	(10,710,517)	(16,115,529)	(26,826,046)
India Small-Cap Index EF	(10,693,460)	—	(10,693,460)
Indonesia Index ETF	(37,168,759)	(63,705,584)	(100,874,343)
Israel ETF	(1,104,339)	(7,896,365)	(9,000,704)
Russia ETF	(223,522,045)	(1,167,960,809)	(1,391,482,854)
Russia Small-Cap ETF	(3,569,743)	(4,317,158)	(7,886,901)
Vietnam ETF	(66,259,395)	(183,385,205)	(249,644,600)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds may be subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF (the “Funds”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends and interest (excluding government bond interest) derived by non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. However, on November 7, 2018, the PRC Ministry of Finance (MOF) and PRC State Administration of Taxation (SAT) jointly issued Caishui [2018] 108 (Circular 108) to clarify the temporary three-year tax exemption on bond interest derived by foreign institutional investors (FIIs). Pursuant to Circular 108, FIIs are temporarily exempt from withholding income tax and value added tax with respect to bond interest income derived in the domestic bond market (via QFII, RQFII, CIBM and Hong Kong Bond Connect) from November 7, 2018 to November 6, 2021. China also imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock

55

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the SAT and/or MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: The Subsidiary holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (the “tax treaty”). Since India Small-Cap Index ETF makes its investments through the Subsidiary, this structure permits it to benefit from the tax treaty. The taxable profits derived from the worldwide income of the Subsidiary is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Subsidiary is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign tax incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Subsidiary to a maximum of 3%.

In 2012, the Indian Finance Minister introduced a general anti-avoidance rule (“GAAR”), which became effective from April 1, 2017 and affects the Subsidiary. On May 10, 2016, the Governments of India and Mauritius signed the Protocol for amending the tax treaty between India and Mauritius which clarified the applicability of GAAR to a Mauritius subsidiary deemed a tax resident of Mauritius. As per the Protocol, India commenced taxation on short-term capital gains at a rate of 15% (plus applicable surcharge and education cess) arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation.

Additionally, the Finance Bill (2018) provided that long-term capital gains from listed equity shares sold after April 1, 2018 which were previously exempt from capital gains tax are subject to a tax of 10% (plus applicable surcharge and education cess). Taxpayers received a cost step-up to the fair market value of shares held on January 31, 2018 provided the shares had unrealized gains as of that date. The Fund’s existing Indian capital loss carryforward of $(31,749,200) may be utilized to offset capital gains realized. These changes may reduce the return to the Fund on its investments made after April 1, 2017 and the return received by Fund shareholders.

Note 6—Capital Share Transactions—As of June 30, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

56

For the period ended June 30, 2019, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Africa Index ETF	$—	$1,994,536
Brazil Small-Cap ETF	—	2,418,142
ChinaAMC CSI 300 ETF	—	—
ChinaAMC SME-ChiNext ETF	—	—
Egypt Index ETF	3,934,735	3,420,509
India Small-Cap Index ETF	124,833	430,681
Indonesia Index ETF	1,104,653	3,295,986
Israel ETF	—	—
Russia ETF	166,460,573	552,568,288
Russia Small-Cap ETF	—	1,415,389
Vietnam ETF	13,396,493	694,900

The table represents the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Principal Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. In addition, for Africa Index ETF and Egypt Index ETF there may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Fund’s investments denominated in such African currencies, may impair the Fund’s ability to achieve its investment objective and/or may impede the Fund’s ability to satisfy redemption requests in timely manner.

As a result of certain events, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Should the Chinese government impose restrictions on the ability of ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

A more complete description of risks is included in each Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash,

57

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral at June 30, 2019 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of June 30, 2019:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Africa Index ETF	$2,548,017
Brazil Small-Cap ETF	1,612,760
Egypt Index ETF	142,222
Israel ETF	282,007
Vietnam ETF	1,625,919

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2019
Africa Index ETF	50	$204,072	3.84%	$562,213
Brazil Small-Cap ETF	181	1,558,762	3.84	613,609
China AMC CSI 300 ETF	178	2,265,915	3.84	2,193,358
ChinaAMC SME-ChiNext ETF	1	1,478,981	3.80	—
Egypt Index ETF	123	890,880	3.84	—
India Small-Cap Index ETF	133	2,139,517	3.83	6,639,140
Indonesia Index ETF	1	43,613	3.89	—
Israel ETF	85	737,313	3.82	—
Russia ETF	99	5,396,124	3.84	16,470,309
Russia Small-Cap ETF	119	436,931	3.81	—
Vietnam ETF	146	3,539,904	3.84	—
58

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018-13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 1, 2019 the President of India signed into law changes to the 2019 Indian Budget. These changes will apply an increase in the surcharge that results in an increase to the effective tax rates for capital gains earned by foreign portfolio investors organized as non-corporate entities for all sales of investments after April 1, 2019. The Subsidiary is considered a corporation and therefore these changes do not impact gains on their investments.

59

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2019 (unaudited)

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC CSI 300 ETF, [ChinaAMC] Environmental Protection ETF, [ChinaAMC] Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Gold Miners ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Internet ETF, Israel ETF, Junior Gold Miners ETF, Kuwait Index ETF, Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Metals ETF, MLP ETF, Mongolia ETF, Natural Resources ETF, Ned Davis [Long/Flat] International Equity ETF, Ned Davis [Long/Flat] US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF, Steel ETF, Telecom ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund except for the VanEck Vectors ChinaAMC CSI 300 ETF seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 10, 2019 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the

60

Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Russia ETF, Unconventional Oil & Gas ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, Coal ETF, Egypt Index ETF, Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an

61

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2019 (unaudited) (continued)

appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, [ChinaAMC] Environmental Protection ETF, [ChinaAMC] Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Internet ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Ned Davis [Long/Flat] International Equity ETF, Ned Davis [Long/Flat] US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF and Telecom ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and Sub-Adviser (to the extent applicable) and their personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

62

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VANECK VECTORS®

Agribusiness ETF	MOO®
Coal ETF	KOL®
Gold Miners ETF	GDX®
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG™
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Unconventional Oil & Gas ETF	FRAK®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VECTORS ETFs

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy—one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VECTORS ETFs

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
Agribusiness ETF
Actual	$1,000.00	$1,170.40	0.55%	$2.96
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Coal ETF
Actual	$1,000.00	$1,050.60	0.60%	$3.05
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
Gold Miners ETF
Actual	$1,000.00	$1,216.40	0.52%	$2.86
Hypothetical**	$1,000.00	$1,022.22	0.52%	$2.61
Junior Gold Miners ETF
Actual	$1,000.00	$1,164.10	0.54%	$2.90
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Low Carbon Energy ETF
Actual	$1,000.00	$1,180.40	0.62%	$3.35
Hypothetical**	$1,000.00	$1,021.72	0.62%	$3.11
Natural Resources ETF
Actual	$1,000.00	$1,141.00	0.50%	$2.65
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
Oil Refiners ETF
Actual	$1,000.00	$1,031.50	0.61%	$3.07
Hypothetical**	$1,000.00	$1,021.77	0.61%	$3.06
Oil Services ETF
Actual	$1,000.00	$1,055.60	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$1,113.60	0.60%	$3.14
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
Steel ETF
Actual	$1,000.00	$1,123.30	0.56%	$2.95
Hypothetical**	$1,000.00	$1,022.02	0.56%	$2.81
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,096.10	0.54%	$2.81
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,028.00	0.61%	$3.07
Hypothetical**	$1,000.00	$1,021.77	0.61%	$3.06
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Australia: 2.6%
519,102	Costa Group Holdings Ltd. #	$1,474,288
2,077,807	Incitec Pivot Ltd. #	4,977,694
1,075,950	Treasury Wine Estates Ltd. #	11,295,330
		17,747,312
Brazil: 1.9%
2,349,200	Rumo SA *	12,706,330
Canada: 6.3%
817,308	Nutrien Ltd. (USD) †	43,693,286
Chile: 1.0%
228,735	Sociedad Quimica y Minera de Chile SA (ADR)	7,115,946
China / Hong Kong: 1.9%
3,099,000	China Mengniu Dairy Co. Ltd. #	12,013,983
4,100,000	Goldin Financial Holdings Ltd. * #	1,207,244
		13,221,227
Denmark: 0.8%
68,191	Bakkafrost P/F (NOK) #	3,810,172
25,787	Schouw & Co. AB #	1,968,595
		5,778,767
Germany: 9.9%
891,585	Bayer AG #	61,933,081
363,690	K+S AG † #	6,776,730
		68,709,811
Indonesia: 0.7%
14,595,000	Charoen Pokphand Indonesia Tbk PT #	4,888,675
Israel: 1.1%
1,398,504	Israel Chemicals Ltd. (USD) †	7,272,221
Japan: 6.0%
1,820,030	Kubota Corp. #	30,427,521
74,200	Maruha Nichiro Corp. #	2,181,965
143,600	Nippon Meat Packers, Inc. #	6,161,116
442,600	Nippon Suisan Kaisha Ltd. #	2,748,920
		41,519,522
Malaysia: 3.2%
5,127,155	IOI Corp. Bhd #	5,273,543
801,970	Kuala Lumpur Kepong Bhd #	4,766,096
1,130,580	PPB Group Bhd #	5,113,577
6,054,500	Sime Darby Plantation Bhd #	7,210,378
		22,363,594
Netherlands: 0.5%
127,625	OCI NV * #	3,509,545
Norway: 6.1%
506,164	Leroy Seafood Group ASA #	3,355,024
824,761	Mowi ASA #	19,308,474
94,112	Salmar ASA #	4,099,068
320,188	Yara International ASA #	15,563,002
		42,325,568
Russia: 0.4%
204,350	PhosAgro OAO Reg S (GDR) #	2,681,883
Number of Shares		Value

Singapore: 2.6%
8,243,245	Golden Agri-Resources Ltd. #	$1,769,841
5,889,351	Wilmar International Ltd. #	16,122,370
		17,892,211
South Korea: 0.2%
77,725	Komipharm International Co. Ltd. * #	1,475,333
Switzerland: 0.6%
12,235	Bucher Industries AG #	4,220,449
Taiwan: 0.4%
1,559,000	Taiwan Fertilizer Co. Ltd. #	2,398,752
Thailand: 1.3%
9,754,636	Charoen Pokphand Foods (NVDR) #	8,989,499
United Kingdom: 3.3%
1,725,896	CNH Industrial NV (USD) †	17,742,211
102,613	Genus Plc #	3,463,445
9,072,482	Sirius Minerals Plc * † #	1,701,084
		22,906,740
United States: 49.4%
107,195	AGCO Corp.	8,315,116
40,110	Andersons, Inc.	1,092,596
770,399	Archer-Daniels-Midland Co.	31,432,279
41,216	Balchem Corp.	4,120,364
217,537	Bunge Ltd.	12,118,986
272,767	CF Industries Holdings, Inc.	12,740,947
313,291	Deere & Co.	51,915,452
663,912	Elanco Animal Health, Inc. *	22,440,226
183,693	FMC Corp.	15,237,334
133,962	IDEXX Laboratories, Inc. *	36,883,757
577,408	Mosaic Co.	14,452,522
66,412	Neogen Corp. *	4,124,849
110,999	Pilgrim’s Pride Corp. *	2,818,265
20,583	Sanderson Farms, Inc.	2,810,814
157,177	Toro Co.	10,515,141
200,072	Tractor Supply Co.	21,767,834
429,483	Tyson Foods, Inc.	34,676,457
477,563	Zoetis, Inc.	54,198,625
		341,661,564
Total Common Stocks (Cost: $625,460,147)		693,078,235
MONEY MARKET FUND: 1.0% (Cost: $6,925,595)
6,925,595	Dreyfus Government Cash Management Fund – Institutional Shares	6,925,595
Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $632,385,742)		700,003,830

See Notes to Financial Statements

5

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.3%
Repurchase Agreements: 7.3%
$12,027,655	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $12,030,161; (collateralized by various U.S. government and agency obligations, 3.20% due 6/1/46 to 7/1/49, valued at $12,268,208 including accrued interest)	$12,027,655
12,027,655	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $12,030,161; (collateralized by various U.S. government and agency obligations, 3.21% to 3.27%, due 7/2/19 to 1/20/63, valued at $12,268,208 including accrued interest)	12,027,655
2,528,660	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $2,529,176; (collateralized by U.S. government obligations, 3.27% due 4/15/21 valued at $2,579,233 including accrued interest)	2,528,660
Principal Amount		Value

Repurchase Agreements: (continued)
$12,027,655	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $12,030,191; (collateralized by various U.S. government and agency obligations, 3.27% to 3.31%, due 7/5/19 to 9/9/49, valued at $12,268,208 including accrued interest)	$12,027,655
12,027,655	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $12,030,181; (collateralized by various U.S. government and agency obligations, 3.31% to 3.32%, due 4/1/26 to 6/20/49, valued at $12,268,208 including accrued interest)	12,027,655
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $50,639,280)		50,639,280
Total Investments: 108.5% (Cost: $683,025,022)		750,643,110
Liabilities in excess of other assets: (8.5)%		(58,848,941)
NET ASSETS: 100.0%		$691,794,169

Definitions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $47,707,038.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $262,886,677 which represents 38.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.1%	$21,767,834
Consumer Staples	29.8	208,707,555
Health Care	26.4	184,519,316
Industrials	19.4	135,842,220
Materials	20.3	142,241,310
Money Market Fund	1.0	6,925,595
	100.0%	$700,003,830

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$17,747,312	$—	$17,747,312
Brazil	12,706,330	—	—	12,706,330
Canada	43,693,286	—	—	43,693,286
Chile	7,115,946	—	—	7,115,946
China / Hong Kong	—	13,221,227	—	13,221,227
Denmark	—	5,778,767	—	5,778,767
Germany	—	68,709,811	—	68,709,811
Indonesia	—	4,888,675	—	4,888,675
Israel	7,272,221	—	—	7,272,221
Japan	—	41,519,522	—	41,519,522
Malaysia	—	22,363,594	—	22,363,594
Netherlands	—	3,509,545	—	3,509,545
Norway	—	42,325,568	—	42,325,568
Russia	—	2,681,883	—	2,681,883
Singapore	—	17,892,211	—	17,892,211
South Korea	—	1,475,333	—	1,475,333
Switzerland	—	4,220,449	—	4,220,449
Taiwan	—	2,398,752	—	2,398,752
Thailand	—	8,989,499	—	8,989,499
United Kingdom	17,742,211	5,164,529	—	22,906,740
United States	341,661,564	—	—	341,661,564
Money Market Fund	6,925,595	—	—	6,925,595
Repurchase Agreements	—	50,639,280	—	50,639,280
Total	$437,117,153	$313,525,957	$—	$750,643,110

See Notes to Financial Statements

7

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 18.0%
884,595	Aurizon Holdings Ltd. #	$3,356,638
407,957	Coronado Global Resources, Inc. Reg S 144A #	1,042,316
149,180	Washington H Soul Pattinson & Co. Ltd. #	2,305,821
786,144	Whitehaven Coal Ltd. #	2,024,915
		8,729,690
Canada: 10.8%
170,518	Teck Cominco Ltd. (USD)	3,932,145
77,418	Westshore Terminals Investment Corp. †	1,302,198
		5,234,343
China / Hong Kong: 19.7%
5,920,000	Agritrade Resources Ltd. †	856,269
4,420,095	China Coal Energy Co. Ltd. #	1,840,567
1,807,908	China Shenhua Energy Co. Ltd. #	3,786,396
29,780,000	National United Resources Holdings Ltd. * # ∞	0
3,916,067	Shougang Fushan Resources Group Ltd. #	852,638
2,362,000	Yanzhou Coal Mining Co. Ltd. #	2,208,489
		9,544,359
Indonesia: 18.1%
23,418,415	Adaro Energy Tbk PT #	2,257,583
106,401,300	Bumi Resources Tbk PT * #	896,572
834,652	Indo Tambangraya Megah Tbk PT #	1,037,541
6,564,700	Tambang Batubara Bukit Asam Tbk PT #	1,376,936
1,623,400	United Tractors Tbk PT #	3,239,084
		8,807,716
Philippines: 2.5%
2,691,130	Semirara Mining and Power Corp.	1,215,959
Poland: 2.9%
111,506	Jastrzebska Spolka Weglowa SA * #	1,413,879
South Africa: 6.1%
243,839	Exxaro Resources Ltd. #	2,982,444
Thailand: 5.5%
5,417,289	Banpu PCL (NVDR) #	2,652,610
Number of Shares		Value

United States: 16.3%
17,383	Arch Coal, Inc.	$1,637,652
36,711	CONSOL Energy, Inc. *	976,880
28,750	Contura Energy, Inc. *	1,492,125
83,553	Peabody Energy Corp.	2,013,627
69,634	Warrior Met Coal, Inc.	1,818,840
		7,939,124
Total Common Stocks (Cost: $59,263,012)		48,520,124

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.1%
Repurchase Agreements: 4.1%
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.48% to 3.52%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
983,413	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $983,618; (collateralized by various U.S. government and agency obligations, 3.52% due 8/15/20 to 11/15/46, valued at $1,003,081 including accrued interest)	983,413
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,983,413)		1,983,413
Total Investments: 104.0% (Cost: $61,246,425)		50,503,537
Liabilities in excess of other assets: (4.0)%		(1,953,969)
NET ASSETS: 100.0%		$48,549,568

Definitions:
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,721,607.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,274,429 which represents 68.5% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,042,316, or 2.1% of net assets.

See Notes to Financial Statements

8

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	71.7%	$34,801,470
Industrials	9.6	4,658,836
Materials	18.7	9,059,818
	100.0%	$48,520,124

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$8,729,690	$—	$8,729,690
Canada	5,234,343	—	—	5,234,343
China / Hong Kong	856,269	8,688,090	0	9,544,359
Indonesia	—	8,807,716	—	8,807,716
Philippines	1,215,959	—	—	1,215,959
Poland	—	1,413,879	—	1,413,879
South Africa	—	2,982,444	—	2,982,444
Thailand	—	2,652,610	—	2,652,610
United States	7,939,124	—	—	7,939,124
Repurchase Agreements	—	1,983,413	—	1,983,413
Total	$15,245,695	$35,257,842	$0	$50,503,537

See Notes to Financial Statements

9

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 17.3%
105,707,115	Evolution Mining Ltd. ‡ #	$323,833,148
30,629,024	Newcrest Mining Ltd. #	687,824,447
39,838,945	Northern Star Resources Ltd. ‡ #	326,692,243
38,760,495	OceanaGold Corp. (CAD) ‡	106,189,074
31,634,022	Regis Resources Ltd. ‡ #	117,415,358
47,220,228	Resolute Mining Ltd. ‡ #	44,416,425
51,093,120	Saracen Mineral Holdings Ltd. ‡ * #	132,214,140
40,497,423	St. Barbara Ltd. ‡ #	83,602,210
		1,822,187,045
Canada: 50.0%
10,372,077	Agnico-Eagle Mines Ltd. (USD) †	531,465,226
24,217,779	Alamos Gold, Inc. (USD) ‡	146,517,563
58,510,203	B2Gold Corp. (USD) ‡ * †	177,285,915
69,799,936	Barrick Gold Corp. (USD)	1,100,744,991
18,217,056	Centerra Gold, Inc. ‡ *	128,533,581
10,896,472	Detour Gold Corp. ‡ *	137,753,754
9,891,468	Eldorado Gold Corp. (USD) ‡ *	57,568,344
12,491,988	First Majestic Silver Corp. (USD) ‡ * †	98,811,625
7,461,821	Franco-Nevada Corp. (USD)	633,359,367
29,148,931	IAMGOLD Corp. (USD) ‡ *	98,523,387
77,529,894	Kinross Gold Corp. (USD) ‡ *	300,815,989
11,286,816	Kirkland Lake Gold Ltd. ‡ †	487,317,512
22,424,803	McEwen Mining, Inc. (USD) ‡ †	39,243,405
9,665,835	Osisko Gold Royalties Ltd. (USD) ‡ †	100,911,317
13,046,866	Pan American Silver Corp. (USD) ‡	168,435,040
11,478,941	Pretium Resources, Inc. (USD) ‡ * †	114,904,199
11,118,884	Sandstorm Gold Ltd. (USD) ‡ * †	61,598,617
20,749,719	Semafo, Inc. ‡ *	81,934,991
7,550,603	SSR Mining, Inc. (USD) ‡ *	103,216,743
4,946,124	Torex Gold Resources, Inc. ‡ *	50,946,875
20,888,911	Wheaton Precious Metals Corp. (USD)	505,093,868
59,104,613	Yamana Gold, Inc. (USD) ‡ †	148,943,625
		5,273,925,934
China / Hong Kong: 2.1%
65,356,500	Zhaojin Mining Industry Co. Ltd. ‡ #	73,364,685
357,358,000	Zijin Mining Group Ltd. ‡ #	145,212,406
		218,577,091
Monaco: 1.1%
6,711,654	Endeavour Mining Corp. (CAD) ‡ *	109,656,639
Peru: 2.7%
17,122,312	Cia de Minas Buenaventura SA (ADR) ‡	285,428,941
Russia: 0.6%
22,663,055	Highland Gold Mining Ltd. (GBP) ‡ #	58,928,771
South Africa: 7.7%
25,804,488	AngloGold Ashanti Ltd. (ADR) ‡	459,577,931
51,613,871	Gold Fields Ltd. (ADR) ‡	279,231,042
33,621,770	Harmony Gold Mining Co. Ltd. (USD) ‡ * †	76,321,418
		815,130,391
Number of Shares		Value

United Kingdom: 1.0%
72,002,243	Centamin Plc ‡ #	$104,974,432
United States: 17.5%
18,351,227	Alacer Gold Corp. (CAD) ‡ *	63,897,519
12,775,203	Coeur Mining, Inc. ‡ *	55,444,381
30,286,647	Hecla Mining Co. ‡	54,515,965
32,665,605	Newmont Mining Corp.	1,256,645,824
4,081,103	Royal Gold, Inc. ‡	418,272,246
		1,848,775,935
Total Common Stocks (Cost: $9,469,928,561)		10,537,585,179
MONEY MARKET FUND: 0.0% (Cost: $3,134,689)
3,134,689	Dreyfus Government Cash Management Fund – Institutional Shares	3,134,689
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $9,473,063,250)		10,540,719,868

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Repurchase Agreements: 1.0%
$25,018,274	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $25,023,486; (collateralized by various U.S. government and agency obligations, 3.56%, due 6/1/46 to 7/1/49, valued at $25,518,639 including accrued interest)	25,018,274
25,018,274	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $25,023,486; (collateralized by various U.S. government and agency obligations, 3.56% to 3.63%, due 7/2/19 to 1/20/63, valued at $25,518,640 including accrued interest)	25,018,274
5,261,266	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $5,262,340; (collateralized by U.S. government obligations, 3.63%, due 4/15/21, valued at $5,366,492 including accrued interest)	5,261,266

See Notes to Financial Statements

10

Principal Amount		Value

Repurchase Agreements: (continued)
$25,018,274	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $25,023,549; (collateralized by various U.S. government and agency obligations, 3.63% to 3.67%, due 7/5/19 to 9/9/49, valued at $25,518,639 including accrued interest)	$25,018,274
Principal Amount		Value

Repurchase Agreements: (continued)
$25,018,274	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $25,023,528; (collateralized by various U.S. government and agency obligations, 3.67% to 3.68%, due 4/1/26 to 6/20/49, valued at $25,518,639 including accrued interest)	$25,018,274
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $105,334,362)		105,334,362
Total Investments: 101.0% (Cost: $9,578,397,612)		10,646,054,230
Liabilities in excess of other assets: (1.0)%		(104,189,874)
NET ASSETS: 100.0%		$10,541,864,356

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
‡	Affiliated issuer—as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $99,484,839.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,098,478,265 which represents 19.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	92.1%	$9,710,728,681
Silver	7.9	826,856,498
Money Market Fund	0.0	3,134,689
	100.0%	$10,540,719,868

See Notes to Financial Statements

11

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19
Agnico-Eagle Mines Ltd.	$520,137,718	$20,161,218	$(128,444,728)	$19,303,262	$2,876,547	$100,307,756	$—	(a)
Alacer Gold Corp.	—	59,779,916	(7,713,615)	226,550	—	11,604,668	63,897,519
Alamos Gold, Inc.	99,464,864	12,884,510	(27,710,670)	7,680,916	497,846	54,197,943	146,517,563
AngloGold Ashanti Ltd.	366,913,231	41,740,308	(83,619,158)	32,414,466	1,860,235	102,129,084	459,577,931
B2Gold Corp.	204,816,687	12,284,455	(45,132,060)	5,004,947	—	311,886	177,285,915
Barrick Gold Corp.	808,713,532	554,846,185	(378,662,820)	(24,239,282)	2,950,613	140,087,376	—	(a)
Centamin Plc	113,792,339	10,144,401	(23,260,870)	370,648	2,208,467	3,927,914	104,974,432
Centerra Gold, Inc.	88,781,167	11,460,443	(23,554,085)	5,647,523	—	46,198,533	128,533,581
Cia de Minas Buenaventura SA	316,030,237	28,533,738	(65,911,570)	13,322,750	1,063,561	(6,546,214)	285,428,941
Coeur Mining, Inc.	64,403,009	6,103,821	(12,633,570)	(664,847)	—	(1,764,032)	55,444,381
Detour Gold Corp.	104,674,993	11,833,670	(25,164,567)	4,687,876	—	41,721,782	137,753,754
Eldorado Gold Corp.	32,416,577	4,818,233	(9,469,700)	2,262,236	—	27,540,998	57,568,344
Endeavour Mining Corp.	124,894,732	10,609,486	(24,847,365)	1,369,533	—	(2,369,747)	109,656,639
Evolution Mining Ltd.	312,760,951	29,878,354	(67,164,701)	23,115,818	2,827,229	25,242,726	323,833,148
First Majestic Silver Corp.	80,812,220	11,259,411	(17,676,794)	2,298,317	—	22,118,471	98,811,625
Fortuna Silver Mines, Inc.	41,480,198	1,910,383	(35,051,997)	(26,914,481)	—	18,575,897	—
Franco-Nevada Corp.	668,954,538	25,611,833	(180,941,294)	20,931,042	4,061,146	98,803,248	—	(a)
Gold Fields Ltd.	204,968,051	26,153,001	(50,953,412)	11,982,242	753,914	87,081,160	279,231,042
Goldcorp, Inc.	482,050,171	36,549,182	(587,592,401)	(192,897,372)	918,382	261,890,420	—
Harmony Gold Mining Co. Ltd.	67,526,656	8,018,770	(15,154,468)	2,228,301	—	13,702,159	76,321,418
Hecla Mining Co.	80,325,184	7,184,484	(15,758,219)	(1,046,567)	154,956	(16,188,917)	54,515,965
Highland Gold Mining Ltd.	—	61,409,379	(7,594,224)	(73,431)	675,562	5,187,047	58,928,771
IAMGOLD Corp.	121,697,254	10,147,944	(22,439,776)	(1,520,096)	—	(9,361,939)	98,523,387
Kinross Gold Corp.	285,843,557	28,141,125	(62,730,629)	7,493,121	—	42,068,815	300,815,989
Kirkland Lake Gold Ltd.	387,709,075	18,459,036	(139,457,016)	86,903,587	850,202	133,702,830	487,317,512
McEwen Mining, Inc.	43,509,870	6,089,351	(8,052,117)	(593,005)	—	(1,710,694)	39,243,405
New Gold, Inc.	30,868,670	1,710,353	(33,598,744)	(85,660,687)	—	86,680,408	—
Newcrest Mining Ltd.	603,699,623	25,588,204	(182,996,594)	30,620,767	2,793,592	210,912,447	—	(a)
Newmont Mining Corp.	944,143,269	552,473,888	(375,352,796)	10,213,921	28,969,365	125,167,542	—	(a)
Northern Star Resources Ltd.	295,708,750	29,036,520	(63,163,155)	31,826,687	1,799,162	33,283,441	326,692,243
OceanaGold Corp.	159,840,290	12,622,776	(28,751,175)	3,641,948	406,838	(41,164,765)	106,189,074
Osisko Gold Royalties Ltd.	97,337,468	9,790,617	(24,043,773)	5,162,932	756,577	12,664,073	100,911,317
Pan American Silver Corp.	158,659,602	65,316,999	(36,378,710)	(412,781)	811,272	(18,750,070)	168,435,040
Pretium Resources, Inc.	109,881,257	11,021,149	(22,369,554)	2,103,607	—	14,267,740	114,904,199
Randgold Resources Ltd.	498,159,398	—	(511,609,270)	—	15,559,502	13,449,872	—
Regis Resources Ltd.	122,392,528	11,681,188	(26,453,159)	12,135,793	1,901,451	(2,340,992)	117,415,358
Resolute Mining Ltd.	43,706,450	3,965,707	(9,196,955)	287,979	—	5,653,244	44,416,425
Royal Gold, Inc.	397,694,277	38,884,135	(86,826,628)	14,449,749	2,366,328	54,070,713	418,272,246
Sandstorm Gold Ltd.	59,675,136	4,887,376	(14,279,681)	2,841,418	—	8,474,368	61,598,617
Saracen Mineral Holdings Ltd.	120,142,275	11,933,350	(26,184,176)	13,127,961	—	13,194,730	132,214,140
Semafo, Inc.	49,849,492	8,490,892	(13,525,634)	3,458,320	—	33,661,921	81,934,991
SSR Mining, Inc.	103,045,923	10,303,046	(21,848,224)	4,671,334	—	7,044,664	103,216,743
St. Barbara Ltd.	123,029,927	27,184,458	(23,866,993)	4,296,913	982,017	(47,042,095)	83,602,210
Tahoe Resources, Inc.	81,058,653	659,261	(82,846,460)	(97,134,218)	—	98,262,764	—
Torex Gold Resources, Inc.	53,530,337	5,564,441	(12,690,322)	2,986,696	—	1,555,723	50,946,875
Wheaton Precious Metals Corp.	515,099,961	23,261,473	(143,197,097)	11,860,259	3,993,343	98,069,272	—	(a)
Yamana Gold, Inc.	158,725,755	14,929,610	(33,978,706)	1,805,241	615,037	7,461,725	148,943,625
Zhaojin Mining Industry Co. Ltd.	75,479,429	6,949,770	(15,449,132)	3,257,842	371,170	3,126,776	73,364,685
Zijin Mining Group Ltd.	154,103,290	14,592,384	(33,262,408)	4,676,389	5,194,402	5,102,751	145,212,406
	$10,578,508,571	$1,946,860,234	$(3,888,561,172)	$(20,487,876)	$88,218,716	$1,921,265,422	$5,822,451,456

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

12

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$106,189,074	$1,715,997,971	$—	$1,822,187,045
Canada	5,273,925,934	—	—	5,273,925,934
China / Hong Kong	—	218,577,091	—	218,577,091
Monaco	109,656,639	—	—	109,656,639
Peru	285,428,941	—	—	285,428,941
Russia	—	58,928,771	—	58,928,771
South Africa	815,130,391	—	—	815,130,391
United Kingdom	—	104,974,432	—	104,974,432
United States	1,848,775,935	—	—	1,848,775,935
Money Market Fund	3,134,689	—	—	3,134,689
Repurchase Agreements	—	105,334,362	—	105,334,362
Total	$8,442,241,603	$2,203,812,627	$—	$10,646,054,230

See Notes to Financial Statements

13

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 25.0%
51,818,327	Aurelia Metals Ltd. ‡ * #	$18,026,046
79,449,308	Evolution Mining Ltd. #	243,392,505
30,376,856	Northern Star Resources Ltd. #	249,100,051
29,132,168	OceanaGold Corp. (CAD)	79,811,105
64,159,889	Perseus Mining Ltd. ‡ * #	26,413,221
36,155,005	Ramelius Resources Ltd. ‡ * #	18,370,128
29,978,564	Regis Resources Ltd. ‡ #	111,270,828
32,918,855	Resolute Mining Ltd. † #	30,964,227
41,191,353	Saracen Mineral Holdings Ltd. ‡ * #	106,591,246
46,629,992	Silver Lake Resources Ltd. ‡ * #	41,270,914
41,063,291	St. Barbara Ltd. ‡ #	84,770,378
17,688,404	Westgold Resources Ltd. * #	23,259,062
		1,033,239,711
Canada: 49.4%
16,361,765	Alamos Gold, Inc. (USD)	98,988,678
40,902,496	B2Gold Corp. (USD) *	123,934,563
10,516,957	Centerra Gold, Inc. *	74,204,204
16,406,650	China Gold International Resources Corp. Ltd. * †	20,590,707
8,222,811	Continental Gold, Inc. *	23,848,826
8,834,222	Detour Gold Corp. ‡ *	111,682,684
7,509,394	Dundee Precious Metals, Inc. *	28,043,499
7,973,119	Eldorado Gold Corp. (USD) ‡ * †	46,403,553
8,296,008	Endeavour Silver Corp. (USD) ‡ * †	17,006,816
10,438,127	First Majestic Silver Corp. (USD) ‡ * †	82,565,585
8,681,351	Fortuna Silver Mines, Inc. (USD) ‡ *	24,741,850
8,112,918	Gold Standard Ventures Corp. (USD) * †	8,599,693
4,210,294	Golden Star Resources Ltd. (USD) * †	16,967,485
17,632,051	Great Panther Silver Ltd. (USD) ‡ * †	15,071,877
7,299,778	Guyana Goldfields, Inc. *	5,753,795
24,765,902	IAMGOLD Corp. (USD) ‡ * †	83,708,749
59,476,509	Kinross Gold Corp. (USD) *	230,768,855
3,714,393	MAG Silver Corp. (USD) * †	39,149,702
16,365,277	McEwen Mining, Inc. (USD) †	28,639,235
31,433,762	New Gold, Inc. (USD) ‡ *	30,217,275
13,462,145	Novagold Resources, Inc. (USD) *	79,561,277
7,881,405	Novo Resources Corp. * †	12,726,049
4,737,585	Osisko Gold Royalties Ltd. (USD)	49,460,387
8,912,361	Osisko Mining, Inc. * †	22,506,823
16,729,842	Pan American Silver Corp. * # (b)	4,830,443
12,647,032	Pan American Silver Corp. (USD) ‡ †	163,273,183
9,280,328	Premier Gold Mines Ltd. * †	14,487,751
8,377,480	Pretium Resources, Inc. (USD) * †	83,858,575
27,370,549	Royal Nickel Corp. *	12,986,218
9,245,048	Sandstorm Gold Ltd. (USD) ‡ * †	51,217,566
2,894,189	Seabridge Gold, Inc. (USD) * †	39,158,377
13,108,924	Semafo, Inc. *	51,763,572
10,706,814	Silvercorp Metals, Inc. ‡ †	26,546,836
6,990,928	SSR Mining, Inc. (USD) ‡ *	95,565,986
1,694,754	Sulliden Mining Capital, Inc. *	87,542
5,328,721	Teranga Gold Corp. *	16,352,149
3,871,039	Torex Gold Resources, Inc. *	39,873,109
6,751,004	Wesdome Gold Mines Ltd. *	27,846,116
54,803,105	Yamana Gold, Inc. (USD) ‡	138,103,825
		2,041,093,415
Number of Shares		Value

China / Hong Kong: 1.0%
11,760,000	Hengxing Gold Holding Co. Ltd. Reg S † #	$8,943,242
19,287,400	Real Gold Mining Ltd. * # ∞	0
29,900,000	Zhaojin Mining Industry Co. Ltd. #	33,563,671
		42,506,913
Monaco: 1.1%
2,684,806	Endeavour Mining Corp. (CAD) *	43,865,015
Peru: 5.4%
11,004,039	Cia de Minas Buenaventura SA (ADR)	183,437,330
16,973,799	Hochschild Mining Plc (GBP) #	41,347,597
		224,784,927
Russia: 0.9%
14,813,955	Highland Gold Mining Ltd. (GBP) #	38,519,439
South Africa: 10.0%
39,355,139	Gold Fields Ltd. (ADR)	212,911,302
27,467,874	Harmony Gold Mining Co. Ltd. (USD) ‡ *	62,352,074
28,985,269	Sibanye Gold Ltd. (ADR) * †	137,680,028
		412,943,404
Turkey: 0.7%
3,104,078	Koza Altin Isletmeleri AS * † #	28,333,082
United Kingdom: 2.2%
8,347,126	African Barrick Gold Ltd. * #	18,911,821
48,626,619	Centamin Plc #	70,894,343
386,037	Patagonia Gold Plc *	191,611
		89,997,775
United States: 4.0%
17,344,894	Alacer Gold Corp. (CAD) ‡ *	60,393,547
10,046,994	Argonaut Gold, Inc. (CAD) ‡ *	13,685,594
9,778,545	Coeur Mining, Inc. *	42,438,885
3,514,611	Gold Resource Corp. ‡	11,879,385
21,113,730	Hecla Mining Co.	38,004,714
		166,402,125
Total Common Stocks (Cost: $4,094,767,264)		4,121,685,806
MONEY MARKET FUND: 0.3% (Cost: $14,769,623)
14,769,623	Dreyfus Government Cash Management Fund – Institutional Shares	14,769,623
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $4,109,536,887)		4,136,455,429

See Notes to Financial Statements

14

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1%
Repurchase Agreements: 3.1%
$29,799,382	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $29,805,590; (collateralized by various U.S. government and agency obligations, 3.68%, due 6/1/46 to 7/1/49, valued at $30,395,370 including accrued interest)	$29,799,382
29,799,382	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $29,805,590; (collateralized by various U.S. government and agency obligations, 3.68% to 3.75%, due 7/2/19 to 1/20/63, valued at $30,395,370 including accrued interest)	29,799,382
6,264,991	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $6,266,270; (collateralized by U.S. government obligations, 3.75%, 4/15/21, valued at $6,390,291 including accrued interest)	6,264,991
Principal Amount		Value

Repurchase Agreements: (continued)
$29,799,382	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $29,805,665; (collateralized by various U.S. government and agency obligations, 3.75% to 3.79%, due 7/5/19 to 9/9/49, valued at $30,395,370 including accrued interest)	$29,799,382
29,799,382	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $29,805,640; (collateralized by various U.S. government and agency obligations, 3.79%, due 4/1/26 to 6/20/49, valued at $30,395,370 including accrued interest)	29,799,382
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $125,462,519)		125,462,519
Total Investments: 103.1% (Cost: $4,234,999,406)		4,261,917,948
Liabilities in excess of other assets: (3.1)%		(126,594,241)
NET ASSETS: 100.0%		$4,135,323,707

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
(b)	Contingent Value Right
‡	Affiliated issuer—as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $119,996,252.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,198,772,244 which represents 29.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.7%	$31,012,264
Gold	87.8	3,630,612,451
Precious Metals & Minerals	0.5	22,594,365
Silver	10.6	437,466,726
Money Market Fund	0.4	14,769,623
	100.0%	$4,136,455,429

See Notes to Financial Statements

15

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19
Alacer Gold Corp.	$34,982,152	$11,290,806	$(14,883,022)	$4,247,275	$—	$24,756,336	$60,393,547
AngloGold Ashanti Ltd.	282,998,522	5,835,830	(312,202,250)	121,052,961	—	(97,685,063)	—
Argonaut Gold, Inc.	12,949,447	2,553,035	(4,387,941)	(419,064)	—	2,990,117	13,685,594
Aurelia Metals Ltd.	—	34,619,054	(3,572,682)	(618,993)	—	(12,401,333)	18,026,046
Centamin Plc	80,309,456	14,336,196	(27,858,128)	(4,703,876)	1,631,852	8,810,695	—	(a)
Cia de Minas Buenaventura SA	234,294,396	28,916,870	(85,369,596)	1,042,337	755,269	4,553,323	—	(a)
Coeur Mining, Inc.	45,523,338	11,152,504	(12,831,085)	(3,989,699)	—	2,583,827	—	(a)
Detour Gold Corp.	88,749,098	18,649,727	(36,848,106)	848,787	—	40,283,178	111,682,684
Eldorado Gold Corp.	25,343,959	7,511,458	(10,910,445)	(1,343,987)	—	25,802,568	46,403,553
Endeavour Silver Corp.	19,602,819	4,256,337	(6,006,055)	(478,820)	—	(367,465)	17,006,816
Evolution Mining Ltd.	231,124,387	42,799,039	(70,593,472)	21,347,909	2,068,636	18,714,642	—	(a)
First Majestic Silver Corp.	65,808,888	16,874,471	(21,242,180)	(631,477)	—	21,755,883	82,565,585
First Mining Gold Corp.	7,062,340	1,633,504	(8,092,517)	(16,153,544)	—	15,550,217	—
Fortuna Silver Mines, Inc.	35,792,404	5,880,663	(9,588,720)	(1,183,437)	—	(6,159,060)	24,741,850
Gold Fields Ltd.	169,028,988	36,787,618	(80,750,420)	16,357,775	601,597	71,487,341	—	(a)
Gold Resource Corp.	13,319,704	4,718,820	(4,075,418)	517,222	33,594	(2,600,943)	11,879,385
Great Panther Silver Ltd.	8,385,985	11,089,605	(3,841,727)	(817,168)	—	255,182	15,071,877
Harmony Gold Mining Co. Ltd.	52,794,763	13,118,818	(17,548,548)	1,446,260	—	12,540,781	62,352,074
Hecla Mining Co.	60,219,126	6,329,151	(16,036,939)	(4,728,703)	115,973	(7,777,921)	—	(a)
IAMGOLD Corp.	102,965,609	16,861,991	(27,586,680)	(395,435)	—	(8,136,736)	83,708,749
Kinross Gold Corp.	264,445,346	50,762,665	(132,834,651)	12,868,092	—	35,527,403	—	(a)
New Gold, Inc.	28,593,826	3,867,201	(9,541,147)	(9,085,452)	—	16,382,847	30,217,275
Northern Star Resources Ltd.	237,525,086	27,839,924	(68,446,086)	29,425,054	1,402,746	22,756,073	—	(a)
OceanaGold Corp.	119,830,727	18,000,955	(30,082,068)	1,073,860	295,764	(29,012,369)	—	(a)
Pan American Silver Corp.	139,336,545	147,579,697	(48,590,674)	(5,306,712)	921,965	(69,745,673)	163,273,183
Perseus Mining Ltd.	16,515,673	9,553,705	(5,710,151)	1,172,436	—	4,881,558	26,413,221
Premier Gold Mines Ltd.	12,902,867	2,912,960	(5,428,846)	(995,288)	—	5,096,058	—	(a)
Pretium Resources, Inc.	89,438,248	9,528,717	(28,723,652)	2,548,618	—	11,066,644	—	(a)
Ramelius Resources Ltd.	9,807,806	10,573,324	(7,385,140)	1,752,151	—	3,621,987	18,370,128
Regis Resources Ltd.	111,422,986	24,712,935	(34,591,347)	19,454,728	1,680,228	(9,728,474)	111,270,828
Sandstorm Gold Ltd.	51,768,258	7,039,739	(18,018,976)	5,032,979	—	5,395,566	51,217,566
Saracen Mineral Holdings Ltd.	97,789,867	24,562,336	(41,017,274)	27,592,607	—	(2,336,290)	106,591,246
Silver Lake Resources Ltd.	11,913,423	20,738,496	(6,128,890)	1,309,542	—	13,438,343	41,270,914
Silvercorp Metals, Inc.	24,544,468	5,834,566	(8,250,604)	228,388	140,169	4,190,018	26,546,836
SSR Mining, Inc.	94,896,804	17,925,426	(29,743,087)	14,248,951	—	(1,762,108)	95,565,986
St. Barbara Ltd.	107,983,269	45,247,723	(28,268,610)	5,198,838	835,757	(45,390,842)	84,770,378
Tahoe Resources, Inc.	65,108,273	784,105	(114,775,367)	695,506	—	48,187,483	—
Teranga Gold Corp.	17,350,543	3,325,712	(4,989,227)	(77,435)	—	742,556	—	(a)
Torex Gold Resources, Inc.	42,916,086	9,822,309	(16,294,940)	1,569,992	—	1,859,662	—	(a)
Yamana Gold, Inc.	147,920,842	26,515,022	(46,155,790)	981,899	565,731	8,841,852	138,103,825
	$3,263,266,324	$762,343,014	$(1,459,202,458)	$241,085,077	$11,049,281	$138,967,863	$1,441,129,146

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

16

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$79,811,105	$953,428,606	$—	$1,033,239,711
Canada	2,036,262,972	4,830,443	—	2,041,093,415
China / Hong Kong	—	42,506,913	0	42,506,913
Monaco	43,865,015	—	—	43,865,015
Peru	183,437,330	41,347,597	—	224,784,927
Russia	—	38,519,439	—	38,519,439
South Africa	412,943,404	—	—	412,943,404
Turkey	—	28,333,082	—	28,333,082
United Kingdom	191,611	89,806,164	—	89,997,775
United States	166,402,125	—	—	166,402,125
Money Market Fund	14,769,623	—	—	14,769,623
Repurchase Agreements	—	125,462,519	—	125,462,519
Total	$2,937,683,185	$1,324,234,763	$0	$4,261,917,948

See Notes to Financial Statements

17

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Austria: 2.9%
49,510	Verbund – Oesterreichische Elektrizis AG #	$2,597,498
Brazil: 1.3%
90,013	Cosan Ltd. (USD)	1,202,574
Canada: 3.4%
34,029	Canadian Solar, Inc. (USD) * †	742,853
117,600	Northland Power, Inc.	2,294,854
		3,037,707
China / Hong Kong: 4.7%
2,316,000	China Longyuan Power Group Corp. Ltd. #	1,488,010
9,021,600	GCL-Poly Energy Holdings Ltd. * † #	497,164
3,752,000	Huaneng Renewables Corp. Ltd. #	1,032,901
25,308	JinkoSolar Holding Co. Ltd. (ADR) * †	548,931
576,780	Xinjiang Goldwind Science & Technology Co. Ltd. #	630,698
		4,197,704
Denmark: 9.8%
101,384	Vestas Wind Systems A/S #	8,796,875
Japan: 2.3%
82,304	Kurita Water Industries Ltd. #	2,052,019
Spain: 3.1%
167,624	Siemens Gamesa Renewable Energy SA #	2,790,220
Sweden: 5.0%
304,978	Nibe Industrier AB #	4,470,748
United States: 67.4%
101,349	AMETEK, Inc.	9,206,543
21,711	Badger Meter, Inc.	1,295,930
91,868	Covanta Holding Corp.	1,645,356
76,978	Cree, Inc. *	4,324,624
109,517	Eaton Corp. Plc	9,120,576
32,103	EnerSys, Inc.	2,199,055
57,090	Enphase Energy, Inc. *	1,040,751
19,329	ESCO Technologies, Inc.	1,596,962
56,321	First Solar, Inc. *	3,699,163
28,642	Franklin Electric Co., Inc.	1,360,495
25,060	Itron, Inc. *	1,568,004
103,253	Microchip Technology, Inc.	8,952,035
37,789	Ormat Technologies, Inc.	2,395,445
21,553	Power Integrations, Inc.	1,728,120
27,816	Renewable Energy Group, Inc. *	441,162
55,886	Sunrun, Inc. *	1,048,421
40,595	Tesla Motors, Inc. * †	9,071,359
		60,694,001
Total Common Stocks (Cost: $68,068,395)		89,839,346
MONEY MARKET FUND: 0.0% (Cost: $43,233)
43,233	Dreyfus Government Cash Management Fund – Institutional Shares	43,233
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $68,111,628)		89,882,579
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.8%
Repurchase Agreements: 8.8%
$1,881,338	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $1,881,730; (collateralized by various U.S. government and agency obligations, 3.32%, due 6/1/46 to 7/1/49, valued at $1,918,965 including accrued interest)	$1,881,338
1,881,338	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $1,881,730; (collateralized by various U.S. government and agency obligations, 3.32% to 3.39%, due 7/2/19 to 1/20/63, valued at $1,918,965 including accrued interest)	1,881,338
1,881,338	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,881,735; (collateralized by various U.S. government and agency obligations, 3.39% to 3.43%, due 7/5/19 to 9/9/49, valued at $1,918,965 including accrued interest)	1,881,338
1,881,338	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $1,881,733; (collateralized by various U.S. government and agency obligations, 3.43%, due 4/1/26 to 6/20/49, valued at $1,918,965 including accrued interest)	1,881,338
395,403	Repurchase agreement dated 6/28/19 with Nomura Securities International, Inc., 2.48%, due 7/1/19, proceeds $395,485; (collateralized by various U.S. government and agency obligations, 3.43% to 3.44%, due 7/18/19 to 9/9/49, valued at $403,311 including accrued interest)	395,403
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $7,920,755)		7,920,755
Total Investments: 108.7% (Cost: $76,032,383)		97,803,334
Liabilities in excess of other assets: (8.7)%		(7,829,221)
NET ASSETS: 100.0%		$89,974,113

See Notes to Financial Statements

18

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,642,382.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,356,133 which represents 27.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.1%	$9,071,359
Energy	1.8	1,643,736
Industrials	51.2	45,958,719
Information Technology	26.0	23,356,824
Utilities	10.9	9,808,708
Money Market Fund	0.0	43,233
	100.0%	$89,882,579

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$2,597,498	$—	$2,597,498
Brazil	1,202,574	—	—	1,202,574
Canada	3,037,707	—	—	3,037,707
China / Hong Kong	548,931	3,648,773	—	4,197,704
Denmark	—	8,796,875	—	8,796,875
Japan	—	2,052,019	—	2,052,019
Spain	—	2,790,220	—	2,790,220
Sweden	—	4,470,748	—	4,470,748
United States	60,694,001	—	—	60,694,001
Money Market Fund	43,233	—	—	43,233
Repurchase Agreements	—	7,920,755	—	7,920,755
Total	$65,526,446	$32,276,888	$—	$97,803,334

See Notes to Financial Statements

19

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Argentina: 0.2%
9,094	Adecoagro SA (USD) *	$64,931
3,171	Cresud SACIF. y A (ADR) *	33,232
1,561	YPF SA (ADR)	28,426
		126,589
Australia: 5.3%
44,696	Alumina Ltd. #	73,335
19,127	Bega Cheese Ltd. † #	64,204
55,710	BHP Group Ltd. #	1,618,718
10,414	BlueScope Steel Ltd. #	88,512
2,353	Caltex Australia Ltd. #	40,942
1,657	CIMIC Group Ltd. #	52,083
9,800	Elders Ltd. #	42,815
43,780	Evolution Mining Ltd. #	134,120
32,397	Fortescue Metals Group Ltd. #	205,943
21,191	GrainCorp. Ltd. #	118,744
7,997	Iluka Resources Ltd. #	60,692
40,000	MMG Ltd. (HKD) * #	13,995
22,028	Newcrest Mining Ltd. #	494,675
25,969	Nufarm Ltd. #	74,880
17,735	OceanaGold Corp. (CAD)	48,587
11,968	Oil Search Ltd. #	59,657
15,859	Origin Energy Ltd. #	81,514
15,973	Santos Ltd. #	79,712
23,512	Saracen Mineral Holdings Ltd. * #	60,842
97,260	South32 Ltd. #	217,929
19,459	St. Barbara Ltd. #	40,171
8,446	Woodside Petroleum Ltd. #	216,535
		3,888,605
Austria: 0.3%
1,299	OMV AG #	63,414
1,336	Verbund—Oesterreichische Elektrizis AG #	70,092
2,399	Voestalpine AG † #	74,275
		207,781
Brazil: 1.8%
6,879	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	83,717
11,818	Cia Siderurgica Nacional SA (ADR)	50,936
19,739	Gerdau SA (ADR) †	76,785
16,786	Petroleo Brasileiro SA (ADR)	261,358
8,850	SLC Agricola SA	40,802
59,013	Vale SA (ADR)	793,135
		1,306,733
Canada: 11.4%
6,739	Agnico-Eagle Mines Ltd. (USD)	345,306
11,215	Alamos Gold, Inc.	67,801
9,840	Algonquin Power & Utilities Corp. †	119,503
28,663	B2Gold Corp. *	87,300
50,205	Barrick Gold Corp. (USD)	791,733
10,844	Canadian Natural Resources Ltd. (USD)	292,463
9,201	Cenovus Energy, Inc.	81,325
6,110	Centerra Gold, Inc. *	43,110
5,027	Detour Gold Corp. *	63,552
18,244	Enbridge, Inc. (USD)	658,244
13,495	EnCana Corp. (USD)	69,229
13,048	First Quantum Minerals Ltd.	124,214
Number of Shares		Value

Canada: (continued)
2,720	Husky Energy, Inc.	$25,831
13,414	IAMGOLD Corp. *	45,475
2,108	Imperial Oil Ltd. (USD)	58,328
35,837	Kinross Gold Corp. (USD) *	139,048
5,352	Kirkland Lake Gold Ltd.	231,077
12,100	Lundin Mining Corp.	66,762
59,633	Nutrien Ltd. (USD) †	3,187,980
2,705	Osisko Gold Royalties Ltd.	28,256
6,003	Pan American Silver Corp. (USD)	77,499
4,584	Pembina Pipeline Corp. †	171,012
4,857	Pretium Resources, Inc. *	48,654
14,300	Suncor Energy, Inc. (USD)	445,588
8,319	TC Energy Corp. (USD)	411,957
9,483	Teck Cominco Ltd. (USD)	218,678
28,264	Turquoise Hill Resources Ltd. *	35,256
3,576	Village Farms International, Inc. *	41,048
1,196	West Fraser Timber Co. Ltd.	54,640
12,736	Wheaton Precious Metals Corp. (USD)	307,957
27,212	Yamana Gold, Inc. (USD)	68,574
		8,407,400
Chile: 0.7%
54,975	Aguas Andinas SA	32,388
6,531	Antofagasta Plc (GBP) #	77,312
25,349	Empresas CMPC SA	69,444
8,655	Inversiones Aguas Metropolitanas SA	13,385
10,225	Sociedad Quimica y Minera de Chile SA (ADR)	318,100
		510,629
China / Hong Kong: 1.8%
75,600	Aluminum Corp of China Ltd. * #	26,850
25,740	Angang Steel Co. Ltd. #	11,742
218,614	China Agri-Industries Holdings Ltd. #	70,303
164,422	China BlueChemical Ltd. #	44,848
19,300	China Coal Energy Co. Ltd. #	8,037
16,000	China Gas Holdings Ltd. #	59,450
32,700	China Hongqiao Group Ltd. #	23,062
62,524	China Longyuan Power Group Corp. Ltd. #	40,171
67,200	China Molybdenum Co. Ltd. #	21,311
16,900	China Oilfield Services Ltd. (Class H) #	16,764
231,027	China Petroleum & Chemical Corp. #	157,364
30,591	China Shenhua Energy Co. Ltd. #	64,068
145,079	CNOOC Ltd. #	247,445
46,700	Fosun International Ltd. #	62,171
20,800	Health and Happiness H&H International Holdings Ltd. #	118,254
34,100	Huaneng Power International, Inc. #	20,080
21,300	Jiangxi Copper Co. Ltd. (Class H) #	28,384
31,400	Kunlun Energy Co. Ltd. #	27,413
28,700	Lee & Man Paper Manufacturing Ltd. #	20,077
33,200	Maanshan Iron and Steel Co. Ltd. (Class H) #	13,201
37,757	Nine Dragons Paper Holdings Ltd. #	33,505
189,540	PetroChina Co. Ltd. (Class-H) #	104,499
14,900	Yanzhou Coal Mining Co. Ltd. #	13,932
29,900	Zhaojin Mining Industry Co. Ltd. #	33,564
164,261	Zijin Mining Group Ltd. #	66,747
		1,333,242

See Notes to Financial Statements

20

Number of Shares		Value

Denmark: 0.8%
3,909	Bakkafrost P/F (NOK) #	$218,415
4,004	Vestas Wind Systems A/S #	347,419
		565,834
Finland: 0.4%
3,886	Neste Oil Oyj #	132,312
12,969	Stora Enso Oyj (R Shares) #	152,843
		285,155
France: 2.1%
8,532	Suez #	123,296
20,627	Total SA #	1,158,777
11,318	Veolia Environnement SA #	276,010
		1,558,083
Germany: 1.0%
638	Aurubis AG #	31,207
44,305	E.ON SE #	481,433
6,655	Suedzucker AG #	112,949
9,308	ThyssenKrupp AG #	136,107
		761,696
Hungary: 0.1%
4,288	MOL Hungarian Oil & Gas Plc #	47,715
India: 0.8%
15,998	Reliance Industries Ltd. 144A (GDR) #	578,349
Indonesia: 0.1%
57,900	Indah Kiat Pulp and Paper Corp. Tbk PT #	38,486
28,100	Pabrik Kertas Tjiwi Kimia Tbk PT #	25,028
276,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	21,910
		85,424
Ireland: 0.3%
12,403	Origin Enterprises Plc #	72,274
5,352	Smurfit Kappa Group Plc (GBP) #	162,317
		234,591
Italy: 0.5%
22,951	ENI S.p.A. #	382,184
Japan: 6.1%
8,500	Calbee, Inc. #	229,727
2,700	Daio Paper Corp. #	31,835
3,817	Hitachi Metals Ltd. #	43,314
2,500	Hokuto Corp. #	42,228
1,900	Idemitsu Kosan Co. Ltd. #	57,506
9,800	Inpex Corp. #	88,882
10,964	JFE Holdings, Inc. #	161,555
30,500	JXTG Holdings, Inc. #	152,115
6,900	Kobe Steel Ltd. #	45,321
115,600	Kubota Corp. #	1,932,617
2,265	Kurita Water Industries Ltd. #	56,471
2,500	Mitsubishi Materials Corp. #	71,271
2,400	Nippon Paper Industries Co. Ltd. #	42,590
17,400	Nippon Steel Corp. #	299,663
28,414	Nippon Suisan Kaisha Ltd. #	176,475
24,950	Nisshin Seifun Group, Inc. #	570,225
21,876	Oji Holdings Corp. #	126,807
5,570	Rengo Co. Ltd. #	44,875
3,700	Sakata Seed Corp. #	108,379
3,883	Sumitomo Forestry Co. Ltd. #	46,709
5,200	Sumitomo Metal Mining Ltd. #	155,987
		4,484,552
Number of Shares		Value

Luxembourg: 0.4%
12,112	Arcelormittal #	$216,983
2,130	Tenaris SA (ADR)	56,040
1,003	Ternium SA (ADR)	22,497
		295,520
Malaysia: 1.5%
147,730	Felda Global Ventures Holdings Bhd * #	40,066
21,551	Genting Plantation Bhd #	52,180
192,394	IOI Corp. Bhd #	197,887
34,778	Kuala Lumpur Kepong Bhd #	206,685
126,700	Malyan Banking Bhd #	272,400
1,800	Petronas Dagangan Bhd #	11,073
53,400	PPB Group Bhd #	241,527
42,600	Press Metal Aluminium Holdings Bhd #	45,355
		1,067,173
Mexico: 0.6%
5,281	Fresnillo Plc (GBP) #	58,576
20,040	Gruma, SAB de CV	187,907
67,764	Grupo Mexico, SAB de CV	179,783
3,532	Industrias Penoles, SAB de CV	45,649
		471,915
Netherlands: 1.9%
4,198	ForFarmers NV † #	35,604
8,325	OCI NV * #	228,928
33,792	Royal Dutch Shell Plc (GBP) #	1,109,650
		1,374,182
Norway: 3.0%
9,940	Equinor ASA #	197,285
43,323	Mowi ASA #	1,014,234
25,846	Norsk Hydro ASA #	92,622
1,721	Norway Royal Salmon ASA #	36,590
17,270	Yara International ASA #	839,423
		2,180,154
Peru: 0.2%
6,461	Cia de Minas Buenaventura SA (ADR)	107,705
1,609	Southern Copper Corp. (USD)	62,510
		170,215
Poland: 0.3%
4,703	Grupa Azoty SA #	52,901
2,574	KGHM Polska Miedz SA * #	71,550
2,624	Polski Koncern Naftowy Orlen SA #	63,359
14,597	Polskie Gornictwo Naftowe I Gazownictwo SA #	20,800
		208,610
Portugal: 0.1%
3,896	Galp Energia, SGPS, SA #	60,007
5,012	Navigator Co. SA #	19,170
		79,177
Russia: 2.7%
9,618	Evraz Plc (GBP) #	81,615
54,463	Gazprom PJSC (ADR) #	399,686
3,383	Lukoil PJSC (ADR) #	285,999
14,377	MMC Norilsk Nickel PJSC (ADR)	326,502
761	Novatek PJSC Reg S (GDR) #	161,766
1,815	Novolipetsk Steel PJSC Reg S (GDR) #	45,844
14,966	PhosAgro OAO Reg S (GDR) #	196,413

See Notes to Financial Statements

21

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Russia: (continued)
6,458	Polymetal International Plc (GBP) #	$82,063
10,518	Rosneft Oil Co. PJSC Reg S (GDR) #	69,014
3,557	Severstal PJSC Reg S (GDR)	59,935
32,231	Surgutneftegas OJSC (ADR) #	132,748
2,326	Tatneft PJSC (ADR) #	172,018
		2,013,603
Singapore: 1.2%
654,019	Golden Agri-Resources Ltd. #	140,419
256,164	Wilmar International Ltd. #	701,261
		841,680
South Africa: 1.3%
1,778	Anglo American Platinum Ltd. #	105,669
11,823	AngloGold Ashanti Ltd. (ADR)	210,568
766	Assore Ltd.	19,924
3,757	Astral Foods Ltd.	41,299
23,548	Gold Fields Ltd. (ADR)	127,395
21,062	Impala Platinum Holdings Ltd. * #	104,255
1,036	Kumba Iron Ore Ltd. #	36,685
13,151	Northam Platinum Ltd. *	55,024
12,535	Sappi Ltd.	48,793
5,116	Sasol Ltd. #	127,065
58,166	Sibanye Gold Ltd. * #	68,425
		945,102
South Korea: 1.0%
1,617	Hyundai Steel Co. #	58,628
239	Korea Zinc Co. Ltd. #	98,576
1,518	POSCO #	322,249
559	SK Energy Co. Ltd. #	77,052
419	SK Holdings Co. Ltd. #	84,315
366	S-Oil Corp. #	26,583
1,084	Woongjin Coway Co. Ltd. #	72,512
		739,915
Spain: 0.5%
2,926	Acerinox SA #	29,463
2,985	EDP Renovaveis SA	30,662
12,939	Repsol YPF SA #	203,353
4,524	Siemens Gamesa Renewable Energy SA #	75,305
		338,783
Sweden: 0.6%
3,988	Billerudkorsnas AB #	53,182
5,176	Boliden AB #	132,743
2,240	Holmen AB #	47,894
1,597	Lundin Petroleum AB #	49,800
11,536	SSAB AB (B Shares) #	35,224
13,648	Svenska Cellulosa AB #	118,830
		437,673
Switzerland: 0.5%
102,634	Glencore Plc (GBP) #	355,978
Taiwan: 0.3%
238,472	China Steel Corp. #	191,656
15,920	Formosa Petrochemical Corp. #	56,852
		248,508
Number of Shares		Value

Thailand: 0.3%
34,500	Energy Absolute PCL (NVDR) #	$62,747
12,500	PTT Exploration & Production PCL (NVDR) #	55,190
77,300	PTT PCL (NVDR) #	123,090
		241,027
Turkey: 0.1%
25,836	Eregli Demir ve Celik Fabrikalari TAS #	35,130
1,107	Tupras-Turkiye Petrol Rafinerileri AS #	21,982
		57,112
United Kingdom: 6.8%
19,148	Anglo American Plc #	548,213
172,563	BP Plc #	1,204,810
33,134	Centamin Plc #	48,307
51,677	Centrica Plc #	57,733
98,136	CNH Industrial NV (USD)	1,008,838
30,817	DS Smith Plc #	142,475
4,906	KAZ Minerals Plc #	37,767
8,275	Mondi Plc #	188,748
8,464	Pennon Group Plc #	80,004
21,017	Rio Tinto Plc #	1,303,624
4,783	Severn Trent Plc #	124,698
3,839	TechnipFMC Plc (USD)	99,584
13,726	United Utilities Group Plc #	136,923
		4,981,724
United States: 43.4%
6,348	AGCO Corp.	492,414
3,512	Alcoa Corp. *	82,216
740	American States Water Co.	55,678
4,507	Anadarko Petroleum Corp.	318,014
2,600	Andersons, Inc.	70,824
3,387	Apache Corp.	98,121
4,342	Aqua America, Inc.	179,629
55,318	Archer-Daniels-Midland Co.	2,256,974
8,061	Arconic, Inc.	208,135
4,632	Baker Hughes a GE Co.	114,086
13,934	Bunge Ltd.	776,263
3,820	Cabot Oil & Gas Corp.	87,707
968	California Water Service Group	49,010
22,014	CF Industries Holdings, Inc.	1,028,274
2,279	Chefs’ Warehouse, Inc. *	79,925
2,179	Cheniere Energy, Inc. *	149,153
17,184	Chevron Corp.	2,138,377
915	Cimarex Energy Co.	54,287
1,810	Concho Resources, Inc.	186,756
10,235	ConocoPhillips	624,335
780	Continental Resources, Inc. *	32,830
2,078	Cree, Inc. *	116,742
16,263	Darling International, Inc. *	323,471
31,457	Deere & Co.	5,212,740
3,746	Devon Energy Corp.	106,836
1,394	Diamondback Energy, Inc.	151,904
1,418	Domtar Corp.	63,144
5,233	EOG Resources, Inc.	487,506
2,298	EQT Corp.	36,331
1,835	Equitrans Midstream Corp.	36,168
38,226	Exxon Mobil Corp.	2,929,258

See Notes to Financial Statements

22

Number of Shares		Value

United States: (continued)
1,520	First Solar, Inc. *	$99,834
27,426	Freeport-McMoRan Copper & Gold, Inc.	318,416
6,697	Graphic Packaging Holding Co.	93,624
7,872	Halliburton Co.	179,009
987	Helmerich & Payne, Inc.	49,962
2,297	Hess Corp.	146,020
1,417	HollyFrontier Corp.	65,579
6,585	Ingredion, Inc.	543,197
9,018	International Paper Co.	390,660
676	Itron, Inc. *	42,297
17,563	Kinder Morgan, Inc.	366,715
1,065	Lindsay Corp.	87,554
2,782	Louisiana-Pacific Corp.	72,944
7,384	Marathon Oil Corp.	104,927
6,077	Marathon Petroleum Corp.	339,583
34,645	Mosaic Co.	867,164
3,459	National Oilwell Varco, Inc.	76,894
23,489	Newmont Mining Corp.	903,622
4,363	Noble Energy, Inc.	97,731
5,780	Nucor Corp.	318,478
6,762	Occidental Petroleum Corp.	339,993
3,714	ONEOK, Inc.	255,560
1,020	Ormat Technologies, Inc.	64,658
2,129	Packaging Corp. of America	202,936
4,114	Phillips 66	384,824
5,164	Pilgrim’s Pride Corp. *	131,114
1,519	Pioneer Natural Resources Co.	233,713
1,270	Reliance Steel & Aluminum Co.	120,167
1,240	Royal Gold, Inc.	127,088
12,504	Schlumberger Ltd.	496,909
27	Seaboard Corp.	111,692
3,828	Steel Dynamics, Inc.	115,606
2,097	Targa Resources Corp.	82,328
9,334	The Southern Co.	515,984
11,978	Tractor Supply Co.	1,303,206
29,162	Tyson Foods, Inc.	2,354,540
3,279	United States Steel Corp.	50,202
Number of Shares		Value

United States: (continued)
3,768	Valero Energy Corp.	$322,579
5,754	WestRock Co.	209,848
16,821	Weyerhaeuser Co.	443,065
10,925	Williams Companies, Inc.	306,337
743	Worthington Industries, Inc.	29,913
		31,913,580
Total Common Stocks (Cost: $69,954,455)		73,726,193
MONEY MARKET FUND: 0.4% (Cost: $315,091)
315,091	Dreyfus Government Cash Management Fund – Institutional Shares	315,091
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $70,269,546)		74,041,284

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $499,131)
Repurchase Agreement: 0.7%
$499,131	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $499,235; (collateralized by various U.S. government and agency obligations, 3.68%, due 8/15/20 to 11/15/46, valued at $509,114 including accrued interest)	499,131
Total Investments: 101.5% (Cost: $70,768,677)		74,540,415
Liabilities in excess of other assets: (1.5)%		(1,066,776)
NET ASSETS: 100.0%		$73,473,639

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $474,243.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,799,372 which represents 39.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $578,349, or 0.8% of net assets.

See Notes to Financial Statements

23

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.9%	$1,422,427
Consumer Staples	15.7	11,657,342
Energy	30.2	22,340,970
Financials	0.4	272,400
Industrials	13.0	9,620,062
Information Technology	0.4	258,873
Materials	33.8	25,000,571
Real Estate	0.6	476,297
Utilities	3.6	2,677,251
Money Market Fund	0.4	315,091
	100.0%	$74,041,284

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$126,589	$—	$—	$126,589
Australia	48,587	3,840,018	—	3,888,605
Austria	—	207,781	—	207,781
Brazil	1,306,733	—	—	1,306,733
Canada	8,407,400	—	—	8,407,400
Chile	433,317	77,312	—	510,629
China / Hong Kong	—	1,333,242	—	1,333,242
Denmark	—	565,834	—	565,834
Finland	—	285,155	—	285,155
France	—	1,558,083	—	1,558,083
Germany	—	761,696	—	761,696
Hungary	—	47,715	—	47,715
India	—	578,349	—	578,349
Indonesia	—	85,424	—	85,424
Ireland	—	234,591	—	234,591
Italy	—	382,184	—	382,184
Japan	—	4,484,552	—	4,484,552
Luxembourg	78,537	216,983	—	295,520
Malaysia	—	1,067,173	—	1,067,173
Mexico	413,339	58,576	—	471,915
Netherlands	—	1,374,182	—	1,374,182
Norway	—	2,180,154	—	2,180,154
Peru	170,215	—	—	170,215
Poland	—	208,610	—	208,610
Portugal	—	79,177	—	79,177
Russia	386,437	1,627,166	—	2,013,603
Singapore	—	841,680	—	841,680
South Africa	503,003	442,099	—	945,102
South Korea	—	739,915	—	739,915
Spain	30,662	308,121	—	338,783
Sweden	—	437,673	—	437,673
Switzerland	—	355,978	—	355,978
Taiwan	—	248,508	—	248,508
Thailand	—	241,027	—	241,027
Turkey	—	57,112	—	57,112
United Kingdom	1,108,422	3,873,302	—	4,981,724
United States	31,913,580	—	—	31,913,580
Money Market Fund	315,091	—	—	315,091
Repurchase Agreement	—	499,131	—	499,131
Total	$45,241,912	$29,298,503	$—	$74,540,415

See Notes to Financial Statements

24

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 3.5%
33,625	Caltex Australia Ltd. #	$585,067
Austria: 4.5%
15,211	OMV AG #	742,564
Finland: 5.6%
27,425	Neste Oil Oyj #	933,774
Greece: 1.5%
9,590	Motor Oil Hellas Corinth Refineries SA	245,725
Hungary: 4.1%
62,199	MOL Hungarian Oil & Gas Plc #	692,125
India: 7.1%
32,971	Reliance Industries Ltd. 144A (GDR) #	1,191,946
Japan: 11.3%
9,200	Cosmo Energy Holdings Co. Ltd. #	208,648
25,568	Idemitsu Kosan Co. Ltd. #	773,843
182,300	JXTG Holdings, Inc. #	909,198
		1,891,689
Poland: 6.0%
12,447	Grupa Lotos SA #	282,814
29,412	Polski Koncern Naftowy Orlen SA #	710,177
		992,991
Portugal: 4.9%
52,927	Galp Energia, SGPS, SA #	815,196
Number of Shares		Value

South Korea: 9.4%
1,279	Hyundai Heavy Industries Holdings Co. Ltd. #	$359,351
5,256	SK Energy Co. Ltd. #	724,486
6,678	S-Oil Corp. #	485,028
		1,568,865
Taiwan: 4.2%
197,000	Formosa Petrochemical Corp. #	703,510
Thailand: 3.9%
1,703,400	IRPC PCL (NVDR) #	278,113
170,100	Thai Oil PCL (NVDR) #	369,477
		647,590
Turkey: 2.1%
17,663	Tupras-Turkiye Petrol Rafinerileri AS #	350,739
United States: 32.0%
7,515	Delek US Holdings, Inc.	304,508
16,151	HollyFrontier Corp.	747,468
22,072	Marathon Petroleum Corp.	1,233,383
11,719	PBF Energy, Inc.	366,805
15,327	Phillips 66	1,433,688
14,594	Valero Energy Corp.	1,249,392
		5,335,244
Total Common Stocks: 100.1% (Cost: $20,267,733)		16,697,025
Liabilities in excess of other assets: (0.1)%		(14,076)
NET ASSETS: 100.0%		$16,682,949

Definitions:

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,116,056 which represents 66.6% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,191,946, or 7.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.8%	$16,337,674
Industrials	2.2	359,351
	100.0%	$16,697,025

See Notes to Financial Statements

25

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$585,067	$—	$585,067
Austria	—	742,564	—	742,564
Finland	—	933,774	—	933,774
Greece	245,725	—	—	245,725
Hungary	—	692,125	—	692,125
India	—	1,191,946	—	1,191,946
Japan	—	1,891,689	—	1,891,689
Poland	—	992,991	—	992,991
Portugal	—	815,196	—	815,196
South Korea	—	1,568,865	—	1,568,865
Taiwan	—	703,510	—	703,510
Thailand	—	647,590	—	647,590
Turkey	—	350,739	—	350,739
United States	5,335,244	—	—	5,335,244
Total	$5,580,969	$11,116,056	$—	$16,697,025

See Notes to Financial Statements

26

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Luxembourg: 4.8%
1,483,222	Tenaris SA (ADR)	$39,023,571
Netherlands: 4.3%
665,239	Core Laboratories NV (USD)	34,778,695
United Kingdom: 11.0%
4,498,790	Ensco Rowan Plc (USD) †	38,374,679
4,688,401	Noble Corp. Plc (USD) *	8,767,310
1,618,726	TechnipFMC Plc (USD)	41,989,753
		89,131,742
United States: 79.9%
1,052,672	Apergy Corp. *	35,306,619
1,604,959	Baker Hughes a GE Co.	39,530,140
1,141,153	C&J Energy Services, Inc. *	13,442,782
1,476,851	Diamond Offshore Drilling, Inc. * †	13,099,668
525,242	Dril-Quip, Inc. *	25,211,616
3,397,295	Halliburton Co.	77,254,488
651,523	Helmerich & Payne, Inc.	32,980,094
3,866,611	McDermott International, Inc. * †	37,351,462
6,945,598	Nabors Industries Ltd.	20,142,234
1,742,460	National Oilwell Varco, Inc.	38,734,886
1,800,526	Oceaneering International, Inc. *	36,712,725
578,005	Oil States International, Inc. *	10,577,492
3,124,274	Patterson-UTI Energy, Inc.	35,960,394
2,256,464	RPC, Inc. †	16,269,106
4,023,662	Schlumberger Ltd.	159,900,328
3,175,228	Superior Energy Services, Inc. *	4,127,796
5,856,618	Transocean, Inc. *	37,540,921
975,644	US Silica Holdings, Inc. †	12,478,487
		646,621,238
Total Common Stocks (Cost: $1,834,229,262)		809,555,246
MONEY MARKET FUND: 0.0% (Cost: $71,083)
71,083	Dreyfus Government Cash Management Fund – Institutional Shares	71,083
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,834,300,345)		809,626,329
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3%
Repurchase Agreements: 4.3%
$8,160,468	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $8,162,168; (collateralized by various U.S. government and agency obligations, 3.84%, due 6/1/46 to 7/1/49, valued at $8,323,677 including accrued interest)	$8,160,468
8,160,468	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $8,162,168; (collateralized by various U.S. government and agency obligations, 3.84% to 3.91%, due 7/2/19 to 1/20/63, valued at $8,323,677 including accrued interest)	8,160,468
1,715,989	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $1,716,339; (collateralized by U.S. government obligations, 3.91%, due 4/15/21, valued at $1,750,309 including accrued interest)	1,715,989
8,160,468	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $8,162,188; (collateralized by various U.S. government and agency obligations, 3.91% to 3.95%, due 7/5/19 to 9/9/49, valued at $8,323,677 including accrued interest)	8,160,468
8,160,468	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $8,162,182; (collateralized by various U.S. government and agency obligations, 3.95%, due 4/1/26 to 6/20/49, valued at $8,323,677 including accrued interest)	8,160,468
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $34,357,861)		34,357,861
Total Investments: 104.3% (Cost: $1,868,658,206)		843,984,190
Liabilities in excess of other assets: (4.3)%		(34,672,533)
NET ASSETS: 100.0%		$809,311,657

See Notes to Financial Statements

27

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,645,362.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	23.1%	$186,865,300
Oil & Gas Equipment & Services	76.9	622,689,946
Money Market Fund	0.0	71,083
	100.0%	$809,626,329

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$809,555,246	$—	$—	$809,555,246
Money Market Fund	71,083	—	—	71,083
Repurchase Agreements	—	34,357,861	—	34,357,861
Total	$809,626,329	$34,357,861	$—	$843,984,190

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

28

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.2%
Australia: 18.6%
10,569,343	Galaxy Resources Ltd. * † #	$9,109,344
2,200,222	Iluka Resources Ltd. #	16,698,321
4,736,866	Orocobre Ltd. * † #	9,422,162
22,848,416	Pilbara Minerals Ltd. * † #	8,769,535
		43,999,362
Canada: 10.8%
2,437,446	Cobalt 27 Capital Corp. *	7,890,106
7,427,306	Largo Resources Ltd. * †	10,287,679
1,853,084	Lithium Americas Corp. * †	7,487,495
		25,665,280
China / Hong Kong: 28.0%
32,839,680	China Molybdenum Co. Ltd. #	18,976,003
9,310,797	China Northern Rare Earth Group High-Tech Co. Ltd. #	17,461,627
6,277,150	Xiamen Tungsten Co. Ltd. #	13,091,370
5,349,101	Zhejiang Huayou Cobalt Co. Ltd. #	16,635,745
		66,164,745
France: 5.0%
176,667	Eramet SA #	11,776,190
Japan: 9.0%
666,192	OSAKA Titanium Technologies Co. #	10,835,386
1,025,247	Toho Titanium Co. Ltd. #	10,461,548
		21,296,934
Malaysia: 5.1%
6,686,449	Lynas Corp. Ltd. (AUD) * #	12,087,006
Netherlands: 5.5%
419,819	AMG Advanced Metallurgical † #	13,044,975
South Africa: 5.2%
418,189	Assore Ltd.	10,877,288
4,989,471	Bushveld Minerals Ltd. (GBP) *	1,508,149
		12,385,437
United Kingdom: 5.4%
997,761	Tronox Holdings Plc (USD)	12,751,386
United States: 4.6%
1,589,969	Livent Corp. *	11,002,586
Total Common Stocks (Cost: $245,703,258)		230,173,901
PREFERRED STOCKS: 3.3%
Brazil: 3.3% (Cost: $5,749,827)
1,356,423	Cia de Ferro Ligas da Bahia, 6.55%	7,821,468
MONEY MARKET FUND: 0.4% (Cost: $837,068)
837,068	Dreyfus Government Cash Management Fund – Institutional Shares	837,068
Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $252,290,153)		238,832,437
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 17.1%
Repurchase Agreements: 17.1%
$9,618,000	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $9,620,004; (collateralized by various U.S. government and agency obligations, 3.95% due 6/1/46 to 7/1/49, valued at $9,810,360 including accrued interest)	$9,618,000
9,618,000	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $9,620,004; (collateralized by various U.S. government and agency obligations, 3.10% to 4.00%, due 7/2/19 to 1/20/63, valued at $9,810,360 including accrued interest)	9,618,000
2,022,221	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $2,022,634; (collateralized by U.S. government obligations, 3.10%, due 4/15/21, valued at $2,062,666 including accrued interest)	2,022,221
9,618,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $9,620,028; (collateralized by various U.S. government and agency obligations, 3.10% to 3.11%, due 7/5/19 to 9/9/49, valued at $9,810,360 including accrued interest)	9,618,000
9,618,000	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $9,620,020; (collateralized by various U.S. government and agency obligations, 3.11%, due 4/1/26 to 6/20/49, valued at $9,810,360 including accrued interest)	9,618,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $40,494,221)		40,494,221
Total Investments: 118.0% (Cost: $292,784,374)		279,326,658
Liabilities in excess of other assets: (18.0)%		(42,599,659)
NET ASSETS: 100.0%		$236,726,999

See Notes to Financial Statements

29

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,313,441.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $168,369,212 which represents 71.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	30.4%	$72,735,739
Materials	65.9	157,438,162
Steel	3.3	7,821,468
Money Market Fund	0.4	837,068
	100.0%	$238,832,437

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$43,999,362	$—	$43,999,362
Canada	25,665,280	—	—	25,665,280
China / Hong Kong	—	66,164,745	—	66,164,745
France	—	11,776,190	—	11,776,190
Japan	—	21,296,934	—	21,296,934
Malaysia	—	12,087,006	—	12,087,006
Netherlands	—	13,044,975	—	13,044,975
South Africa	12,385,437	—	—	12,385,437
United Kingdom	12,751,386	—	—	12,751,386
United States	11,002,586	—	—	11,002,586
Preferred Stocks*	7,821,468	—	—	7,821,468
Money Market Fund	837,068	—	—	837,068
Repurchase Agreements	—	40,494,221	—	40,494,221
Total	$70,463,225	$208,863,433	$—	$279,326,658

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

30

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 19.0%
597,579	Cia Siderurgica Nacional SA (ADR)	$2,575,565
658,401	Gerdau SA (ADR) †	2,561,180
450,074	Vale SA (ADR)	6,048,995
		11,185,740
India: 6.1%
354,286	Vedanta Ltd. (ADR)	3,603,089
Luxembourg: 17.3%
166,668	ArcelorMittal (USD) †	3,005,024
112,508	Tenaris SA (ADR)	2,960,085
187,086	Ternium SA (ADR)	4,196,339
		10,161,448
South Korea: 4.5%
49,295	POSCO (ADR)	2,615,593
United Kingdom: 10.9%
102,162	Rio Tinto Plc (ADR)	6,368,779
United States: 42.3%
245,005	AK Steel Holding Corp. * †	580,662
104,377	Allegheny Technologies, Inc. *	2,630,300
36,643	Carpenter Technology Corp.	1,758,131
252,440	Cleveland-Cliffs, Inc. †	2,693,535
90,859	Commercial Metals Co.	1,621,833
25,536	Gibraltar Industries, Inc. *	1,030,633
53,429	Nucor Corp.	2,943,938
8,547	Olympic Steel, Inc.	116,667
28,588	Reliance Steel & Aluminum Co.	2,704,997
29,074	Ryerson Holding Corp. *	242,186
20,733	Schnitzer Steel Industries, Inc.	542,583
88,979	Steel Dynamics, Inc.	2,687,166
50,281	SunCoke Energy, Inc. *	446,495
34,631	TimkenSteel Corp. *	281,550
177,836	United States Steel Corp.	2,722,669
45,716	Worthington Industries, Inc.	1,840,526
		24,843,871
Total Common Stocks (Cost: $70,110,882)		58,778,520
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.7%
Repurchase Agreements: 10.7%
$1,497,048	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $1,497,360; (collateralized by various U.S. government and agency obligations, 3.12%, due 6/1/46 to 7/1/49, valued at $1,526,989 including accrued interest)	$1,497,048
1,497,048	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $1,497,360; (collateralized by various U.S. government and agency obligations, 3.12% to 3.13%, due 7/2/19 to 1/20/63, valued at $1,526,989 including accrued interest)	1,497,048
314,735	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $314,799; (collateralized by U.S. government obligations, to 3.13%, due 4/15/21, valued at $321,030 including accrued interest)	314,735
1,497,048	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,497,364; (collateralized by various U.S. government and agency obligations, 3.13%, due 7/5/19 to 9/9/49, valued at $1,526,989 including accrued interest)	1,497,048
1,497,048	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $1,497,362; (collateralized by various U.S. government and agency obligations, 3.13%, due 4/1/26 to 6/20/49, valued at $1,526,989 including accrued interest)	1,497,048
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $6,302,927)		6,302,927
Total Investments: 110.8% (Cost: $76,413,809)		65,081,447
Liabilities in excess of other assets: (10.8)%		(6,319,181)
NET ASSETS: 100.0%		$58,762,266

See Notes to Financial Statements

31

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,186,734.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.0%	$2,960,085
Industrials	1.8	1,030,633
Materials	93.2	54,787,802
	100.0%	$58,778,520

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$58,778,520	$—	$—	$58,778,520
Repurchase Agreements	—	6,302,927	—	6,302,927
Total	$58,778,520	$6,302,927	$—	$65,081,447

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

32

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 14.2%
37,598	ARC Resources Ltd.	$184,429
82,814	Cenovus Energy, Inc. (USD)	730,419
58,365	Crescent Point Energy Corp. (USD) †	192,605
140,356	EnCana Corp. (USD)	720,026
25,497	Enerplus Corp. (USD)	191,992
34,447	Husky Energy, Inc.	327,138
17,621	PrairieSky Royalty Ltd. †	248,117
24,601	Seven Generations Energy Ltd. *	120,864
24,241	Tourmaline Oil Corp.	309,424
36,342	Whitecap Resources, Inc.	118,197
		3,143,211
United States: 85.6%
19,253	Anadarko Petroleum Corp.	1,358,492
22,600	Antero Resources Corp. *	124,978
19,325	Apache Corp.	559,845
24,661	Cabot Oil & Gas Corp.	566,217
6,552	Carrizo Oil & Gas, Inc. *	65,651
8,458	Centennial Resource Development, Inc. * †	64,196
119,298	Chesapeake Energy Corp. * †	232,631
7,648	Cimarex Energy Co.	453,756
11,388	CNX Resources Corp. *	83,246
10,528	Concho Resources, Inc.	1,086,279
28,242	ConocoPhillips	1,722,762
10,329	Continental Resources, Inc. *	434,748
31,779	Devon Energy Corp.	906,337
9,471	Diamondback Energy, Inc.	1,032,055
19,447	EOG Resources, Inc.	1,811,683
20,724	EQT Corp.	327,646
20,046	Hess Corp.	1,274,324
65,405	Marathon Oil Corp.	929,405
9,057	Matador Resources Co. *	180,053
10,909	Murphy Oil Corp.	268,907
6,014	National Fuel Gas Co.	317,238
30,047	Noble Energy, Inc.	673,053
22,073	Oasis Petroleum, Inc. *	125,375
29,655	Occidental Petroleum Corp.	1,491,053
24,727	Parsley Energy, Inc. *	470,060
4,013	PDC Energy, Inc. *	144,709
8,776	Pioneer Natural Resources Co.	1,350,275
14,685	QEP Resources, Inc. *	106,173
19,223	Range Resources Corp.	134,177
5,385	SM Energy Co.	67,420
31,528	Southwestern Energy Co. *	99,628
6,569	Whiting Petroleum Corp. * †	122,709
34,732	WPX Energy, Inc. *	399,765
		18,984,846
Total Common Stocks (Cost: $34,640,718)		22,128,057
Number of Shares		Value

MONEY MARKET FUND: 0.4% (Cost: $89,141)
89,141	Dreyfus Government Cash Management Fund – Institutional Shares	$89,141
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $34,729,859)		22,217,198

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $673,504)
Repurchase Agreement: 3.1%
$673,504	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $673,644; (collateralized by various U.S. government and agency obligations, 3.13%, due 8/15/20 to 11/15/46, valued at $686,974 including accrued interest)	673,504
Total Investments: 103.3% (Cost: $35,403,363)		22,890,702
Liabilities in excess of other assets: (3.3)%		(720,769)
NET ASSETS: 100.0%		$22,169,933

See Notes to Financial Statements

33

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $650,332.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	1.4%	$317,238
Integrated Oil & Gas	11.5	2,548,610
Oil & Gas Exploration & Production	86.7	19,262,209
Money Market Fund	0.4	89,141
	100.0%	$22,217,198

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$22,128,057	$—	$—	$22,128,057
Money Market Fund	89,141	—	—	89,141
Repurchase Agreement	—	673,504	—	673,504
Total	$22,217,198	$673,504	$—	$22,890,702

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

34

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Canada: 5.6%
104,247	Cameco Corp. (USD)	$1,118,570
86,879	NexGen Energy Ltd. *	135,629
22,844	Uranium Participation Corp. *	73,422
		1,327,621
China / Hong Kong: 2.9%
2,476,000	CGN Power Co. Ltd. Reg S 144A #	681,395
Czech Republic: 4.5%
44,446	CEZ AS #	1,074,964
Finland: 5.6%
60,299	Fortum OYJ #	1,334,699
France: 4.1%
77,731	Electricite de France SA #	981,487
Japan: 15.0%
50,700	Hokuriku Electric Power Co. * #	368,375
99,700	Kansai Electric Power Co., Inc. #	1,143,694
105,200	Kyushu Electric Power Co., Inc. #	1,034,241
197,500	Tokyo Electric Power Co., Inc. * #	1,032,273
		3,578,583
South Korea: 4.9%
4,117	KEPCO Plant Service & Engineering Co. Ltd. #	111,509
95,676	Korea Electric Power Corp. (ADR) * †	1,062,004
		1,173,513
Spain: 4.3%
40,002	Endesa SA † #	1,030,413
United States: 53.3%
11,607	BWX Technologies, Inc.	604,725
25,305	Dominion Energy, Inc.	1,956,582
21,926	Duke Energy Corp.	1,934,750
7,432	El Paso Electric Co.	486,053
23,753	Energy Fuels, Inc. * †	74,347
14,065	Entergy Corp.	1,447,710
32,952	Exelon Corp.	1,579,719
58,591	PG&E Corp. *	1,342,906
11,076	Pinnacle West Capital Corp.	1,042,141
13,913	PNM Resources, Inc.	708,311
25,651	Public Service Enterprise Group, Inc.	1,508,792
		12,686,036
Total Common Stocks (Cost: $23,313,045)		23,868,711
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.7%
Repurchase Agreements: 7.7%
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.79% to 3.83%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	$1,000,000
832,784	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $832,957; (collateralized by various U.S. government and agency obligations, 3.83% to 3.84%, due 8/15/20 to 11/15/46, valued at $849,440 including accrued interest)	832,784
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,832,784)		1,832,784
Total Investments: 107.9% (Cost: $25,145,829)		25,701,495
Liabilities in excess of other assets: (7.9)%		(1,873,731)
NET ASSETS: 100.0%		$23,827,764

See Notes to Financial Statements

35

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,728,359.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,793,050 which represents 36.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $681,395, or 2.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.6%	$1,328,546
Financials	0.3	73,422
Industrials	3.0	716,234
Utilities	91.1	21,750,509
	100.0%	$23,868,711

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,327,621	$—	$—	$1,327,621
China / Hong Kong	—	681,395	—	681,395
Czech Republic	—	1,074,964	—	1,074,964
Finland	—	1,334,699	—	1,334,699
France	—	981,487	—	981,487
Japan	—	3,578,583	—	3,578,583
South Korea	1,062,004	111,509	—	1,173,513
Spain	—	1,030,413	—	1,030,413
United States	12,686,036	—	—	12,686,036
Repurchase Agreements	—	1,832,784	—	1,832,784
Total	$15,075,661	$10,625,834	$—	$25,701,495

See Notes to Financial Statements

36

[This Page Intentionally Left Blank.]

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

	Agribusiness ETF	Coal ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$700,003,830	$48,520,124	$4,718,268,412	$2,695,326,283	$89,882,579
Affiliated issuers (3)	—	—	5,822,451,456	1,441,129,146	—
Short-term investments held as collateral for securities loaned (4)	50,639,280	1,983,413	105,334,362	125,462,519	7,920,755
Cash	—	5,869	13,732,291	151,768	—
Cash denominated in foreign currency, at value (5)	561,198	19	335,138	39,512,360	23,164
Receivables:
Investment securities sold	160,444	—	334,809	186,199	23,146
Shares sold	—	—	9,419	—	—
Due from Adviser	—	—	—	—	—
Dividends and interest	1,197,831	424,943	5,722,257	600,050	171,212
Prepaid expenses	4,061	2,675	14,780	16,087	2,641
Total assets	752,566,644	50,937,043	10,666,202,924	4,302,384,412	98,023,497

Liabilities:
Payables:
Investment securities purchased	160,423	—	13,863,982	39,516,426	23,164
Collateral for securities loaned	50,639,280	1,983,413	105,334,362	125,462,519	7,920,755
Line of credit	811,834	286,555	—	—	—
Shares redeemed	1,266,248	—	—	—	—
Due to Adviser	295,691	12,121	4,075,517	1,625,003	32,030
Due to custodian	6,925,595	—	—	—	—
Deferred Trustee fees	438,286	20,078	867,404	210,116	10,886
Accrued expenses	235,118	85,308	197,303	246,641	62,549
Total liabilities	60,772,475	2,387,475	124,338,568	167,060,705	8,049,384
NET ASSETS	$691,794,169	$48,549,568	$10,541,864,356	$4,135,323,707	$89,974,113
Shares outstanding	10,350,000	3,650,000	411,252,500	117,987,446	1,383,298
Net asset value, redemption and offering price per share	$66.84	$13.30	$25.63	$35.05	$65.04

Net assets consist of:
Aggregate paid in capital	$1,283,426,666	$365,519,797	$19,214,967,085	$8,406,933,794	$165,390,216
Total distributable earnings (loss)	(591,632,497)	(316,970,229)	(8,673,102,729)	(4,271,610,087)	(75,416,103)
	$691,794,169	$48,549,568	$10,541,864,356	$4,135,323,707	$89,974,113
(1) Value of securities on loan	$47,707,038	$1,721,607	$99,484,839	$119,996,252	$7,642,382
(2) Cost of investments — Unaffiliated issuers	$632,385,742	$59,263,012	$4,145,622,257	$2,542,906,087	$68,111,628
(3) Cost of investments — Affiliated issuers	$—	$—	$5,327,440,993	$1,566,630,800	$—
(4) Cost of short-term investments held as
collateral for securities loaned	$50,639,280	$1,983,413	$105,334,362	$125,462,519	$7,920,755
(5) Cost of cash denominated in foreign currency	$558,468	$19	$335,138	$39,183,309	$23,164

See Notes to Financial Statements

38

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$74,041,284	$16,697,025	$809,626,329	$238,832,437	$58,778,520	$22,217,198	$23,868,711
—	—	—	—	—	—	—

499,131	—	34,357,861	40,494,221	6,302,927	673,504	1,832,784
—	—	—	—	—	4,719	—

63,388	75,689	—	1,271,024	—	1,467	12,930

41,486	73,252	—	2,244,553	4,123,042	1,876	12,936
—	—	—	—	—	—	—
—	3,169	—	—	—	—	—
210,234	80,587	1,937,680	310,246	41,572	30,138	78,907
2,690	5,550	8,811	2,739	271	2,631	2,558
74,858,213	16,935,272	845,930,681	283,155,220	69,246,332	22,931,533	25,808,826

28,019	73,402	—	95,284	3,151,533	1,883	12,929
499,131	—	34,357,861	40,494,221	6,302,927	673,504	1,832,784
434,224	116,055	1,728,906	1,784,366	918,281	—	—
—	—	32	2,987,178	—	—	—
9,179	—	174,011	104,057	16,132	360	1,808
314,628	78	71,083	837,068	—	—	48,018
11,381	501	147,456	13,765	15,310	3,458	10,017
88,012	62,287	139,675	112,282	79,883	82,395	75,506
1,384,574	252,323	36,619,024	46,428,221	10,484,066	761,600	1,981,062
$73,473,639	$16,682,949	$809,311,657	$236,726,999	$58,762,266	$22,169,933	$23,827,764
2,000,000	600,000	54,660,863	15,674,962	1,500,000	1,850,000	466,632

$36.74	$27.80	$14.81	$15.10	$39.17	$11.98	$51.06

$107,447,468	$25,143,811	$2,255,076,498	$539,696,814	$202,006,050	$81,954,646	$104,090,593
(33,973,829)	(8,460,862)	(1,445,764,841)	(302,969,815)	(143,243,784)	(59,784,713)	(80,262,829)
$73,473,639	$16,682,949	$809,311,657	$236,726,999	$58,762,266	$22,169,933	$23,827,764
$474,243	$—	$34,645,362	$37,313,441	$6,186,734	$650,332	$1,728,359
$70,269,546	$20,267,733	$1,834,300,345	$252,290,153	$70,110,882	$34,729,859	$23,313,045
$—	$—	$—	$—	$—	$—	$—

$499,131	$—	$34,357,861	$40,494,221	$6,302,927	$673,504	$1,832,784
$62,350	$75,500	$—	$1,265,431	$—	$1,467	$12,926

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2019 (unaudited)

	Agribusiness ETF	Coal ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF
Income:
Dividends – Unaffiliated issuers	$8,297,976	$2,058,870	$56,743	$1,844,231	$402,289
Dividends – Affiliated issuers	—	—	88,218,716	11,049,281	—
Securities lending income	893,036	24,590	794,024	1,266,156	33,247
Foreign taxes withheld	(688,906)	(184,973)	(3,866,175)	(563,934)	(41,997)
Total Income	8,502,106	1,898,487	85,203,308	13,595,734	393,539

Expenses:
Management fees	1,862,870	130,432	24,746,311	9,957,802	218,504
Professional fees	26,658	30,605	59,631	107,373	29,111
Insurance	4,069	463	35,412	20,627	416
Trustees’ fees and expenses	23,487	947	165,600	67,867	998
Reports to shareholders	24,464	11,123	142,918	64,042	12,273
Indicative optimized portfolio value fee	3,662	2,489	—	2,491	2,494
Custodian fees	47,391	5,620	185,186	86,084	7,364
Registration fees	2,492	2,492	105,804	18,267	2,495
Transfer agent fees	1,196	1,196	1,196	1,196	1,196
Fund accounting fees	27,765	5,536	—	123,537	5,335
Interest	30,019	1,561	87,560	10,818	1,020
Other	10,612	1,930	162,092	298,643	2,246
Total expenses	2,064,685	194,394	25,691,710	10,758,747	283,452
Waiver of management fees	—	(38,923)	—	—	(11,487)
Net expenses	2,064,685	155,471	25,691,710	10,758,747	271,965
Net investment income	6,437,421	1,743,016	59,511,598	2,836,987	121,574

Net realized gain (loss) on:
Investments – unaffiliated issuers	(12,553,431)	(1,146,901)	(453,123,580)	(167,068,992)	(1,243,926)
Investments – affiliated issuers	—	—	(20,487,876)	241,085,077	—
In-kind redemptions	43,271,847	159,219	453,123,579	186,150,999	1,310,168
Foreign currency transactions and foreign denominated assets and liabilities	(246,765)	2,242	(197,617)	(111,426)	(1,938)
Net realized gain (loss)	30,471,651	(985,440)	(20,685,494)	260,055,658	64,304

Net change in unrealized appreciation (depreciation) on:
Investments – Unaffiliated issuers	79,463,353	2,098,299	(4)	242,632,179	14,077,432
Investments – Affiliated issuers	—	—	1,921,265,422	138,967,863	—
Foreign currency transactions and foreign denominated assets and liabilities	7,857	(7,445)	25,929	(124,607)	(1,513)
Net change in unrealized appreciation (depreciation)	79,471,210	2,090,854	1,921,291,347	381,475,435	14,075,919
Net Increase in Net Assets Resulting from Operations	$116,380,282	$2,848,430	$1,960,117,451	$644,368,080	$14,261,797

See Notes to Financial Statements

40

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$1,297,381	$388,038	$10,134,228	$1,579,737	$1,362,447	$209,117	$412,026
—	—	—	—	—	—	—
32,758	577	101,654	1,136,359	19,510	1,186	7,773
(89,621)	(22,784)	(97,384)	(133,759)	(10,172)	(6,995)	(25,524)
1,240,518	365,831	10,138,498	2,582,337	1,371,785	203,308	394,275

181,858	63,620	1,526,958	375,503	154,772	66,802	63,312
32,374	29,986	30,204	28,978	29,780	28,895	27,591
486	131	7,851	1,037	742	355	127
1,528	242	22,241	2,300	1,523	821	367
8,648	6,218	34,220	16,511	11,564	8,992	8,147
3,059	2,482	2,491	3,829	—	1,497	3,071
23,784	13,431	17,128	7,735	9,233	2,880	4,994
2,496	4,307	6,564	3,012	1,245	2,711	2,496
1,225	1,236	1,196	1,196	1,196	1,196	1,196
20,066	5,316	35,521	6,889	4,599	3,832	4,500
4,728	2,271	20,987	24,739	3,930	370	1,011
1,900	1,524	21,409	7,876	2,194	1,683	1,442
282,152	130,764	1,726,770	479,605	220,778	120,034	118,254
(99,203)	(53,421)	(178,825)	(26,793)	(46,599)	(47,518)	(41,268)
182,949	77,343	1,547,945	452,812	174,179	72,516	76,986
1,057,569	288,488	8,590,553	2,129,525	1,197,606	130,792	317,289

(500,712)	(1,165,759)	(209,577,199)	(22,984,684)	(2,082,151)	(2,213,608)	(25,290)
—	—	—	—	—	—	—
2,123,942	(2,298,723)	(4,784,423)	4,322,629	1,766,272	(2,616,249)	453,441

(6,517)	2,587	—	(63,531)	—	115	1,184
1,616,713	(3,461,895)	(214,361,622)	(18,725,586)	(315,879)	(4,829,742)	429,335

7,518,230	5,658,843	333,929,665	27,993,325	6,225,933	8,493,598	(75,181)
—	—	—	—	—	—	—

1,720	(555)	—	2,707	—	267	(720)
7,519,950	5,658,288	333,929,665	27,996,032	6,225,933	8,493,865	(75,901)

$10,194,232	$2,484,881	$128,158,596	$11,399,971	$7,107,660	$3,794,915	$670,723

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$6,437,421	$11,247,175	$1,743,016	$3,658,960
Net realized gain (loss)	30,471,651	26,425,991	(985,440)	5,152,067
Net change in unrealized appreciation (depreciation)	79,471,210	(78,237,487)	2,090,854	(23,299,853)
Net increase (decrease) in net assets resulting from operations	116,380,282	(40,564,321)	2,848,430	(14,488,826)

Distributions to shareholders:
Dividends and Distributions	—	(12,001,800)	—	(3,625,600)

Share transactions:**
Proceeds from sale of shares	—	253,505,524	—	37,840,160
Cost of shares redeemed	(181,302,225)	(297,801,280)	(9,382,502)	(65,842,648)
Increase (Decrease) in net assets resulting from share transactions	(181,302,225)	(44,295,756)	(9,382,502)	(28,002,488)
Total increase (decrease) in net assets	(64,921,943)	(96,861,877)	(6,534,072)	(46,116,914)
Net Assets, beginning of period	756,716,112	853,577,989	55,083,640	101,200,554
Net Assets, end of period	$691,794,169	$756,716,112	$48,549,568	$55,083,640

** Shares of Common Stock Issued (no par value)
Shares sold	—	4,100,000	—	2,200,000
Shares redeemed	(2,900,000)	(4,700,000)	(700,000)	(4,150,000)
Net increase (decrease)	(2,900,000)	(600,000)	(700,000)	(1,950,000)

See Notes to Financial Statements

42

Gold Miners ETF		Junior Gold Miners ETF		Low Carbon Energy ETF
For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
(unaudited)		(unaudited)		(unaudited)

$59,511,598	$54,277,346	$2,836,987	$20,158,325	$121,574	$388,213
(20,685,494)	(601,102,816)	260,055,658	(27,214,893)	64,304	(6,719,605)
1,921,291,347	(18,619,340)	381,475,435	(619,710,123)	14,075,919	(1,788,978)

1,960,117,451	(565,444,810)	644,368,080	(626,766,691)	14,261,797	(8,120,370)

—	(51,959,513)	—	(19,534,693)	—	(499,871)

294,355,009	5,960,338,004	482,583,417	1,806,805,925	—	2,944,806
(2,288,294,897)	(2,341,832,008)	(1,265,022,974)	(1,521,604,784)	(3,263,430)	(2,699,948)

(1,993,939,888)	3,618,505,996	(782,439,557)	285,201,141	(3,263,430)	244,858
(33,822,437)	3,001,101,673	(138,071,477)	(361,100,243)	10,998,367	(8,375,383)
10,575,686,793	7,574,585,120	4,273,395,184	4,634,495,427	78,975,746	87,351,129
$10,541,864,356	$10,575,686,793	$4,135,323,707	$4,273,395,184	$89,974,113	$78,975,746

12,750,000	284,350,000	16,000,000	57,450,000	—	50,000
(103,350,000)	(108,250,000)	(39,950,000)	(51,000,000)	(50,000)	(50,000)
(90,600,000)	176,100,000	(23,950,000)	6,450,000	(50,000)	—

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Natural Resources ETF		Oil Refiners ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,057,569	$2,177,109	$288,488	$1,074,205
Net realized gain (loss)	1,616,713	2,307,544	(3,461,895)	2,132,774
Net change in unrealized appreciation (depreciation)	7,519,950	(14,165,407)	5,658,288	(11,639,881)
Net increase (decrease) in net assets resulting from operations	10,194,232	(9,680,754)	2,484,881	(8,432,902)

Distributions to shareholders:
Dividends and Distributions	—	(2,159,650)	—	(1,170,000)

Share transactions:**
Proceeds from sale of shares	—	20,587,991	—	71,379,067
Cost of shares redeemed	(14,002,724)	(35,327,984)	(34,311,148)	(23,907,520)
Increase (Decrease) in net assets resulting from share transactions	(14,002,724)	(14,739,993)	(34,311,148)	47,471,547
Total increase (decrease) in net assets	(3,808,492)	(26,580,397)	(31,826,267)	37,868,645
Net Assets, beginning of period	77,282,131	103,862,528	48,509,216	10,640,571
Net Assets, end of period	$73,473,639	$77,282,131	$16,682,949	$48,509,216

** Shares of Common Stock Issued (no par value)
Shares sold	—	550,000	—	2,200,000
Shares redeemed	(400,000)	(950,000)	(1,200,000)	(750,000)
Net increase (decrease)	(400,000)	(400,000)	(1,200,000)	1,450,000

See Notes to Financial Statements

44

Oil Services ETF		Rare Earth/Strategic Metals ETF		Steel ETF
For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
(unaudited)		(unaudited)		(unaudited)

$8,590,553	$20,914,787	$2,129,525	$4,738,473	$1,197,606	$3,613,616
(214,361,622)	(21,009,960)	(18,725,586)	(29,449,479)	(315,879)	13,351,999
333,929,665	(653,349,446)	27,996,032	(83,243,311)	6,225,933	(35,609,871)

128,158,596	(653,444,619)	11,399,971	(107,954,317)	7,107,660	(18,644,256)

—	(21,321,948)	—	(11,500,061)	—	(3,600,300)

911,720,833	3,576,434,472	165,406,645	92,876,673	5,756,822	69,668,571
(1,275,402,554)	(3,508,098,084)	(32,617,162)	(63,091,508)	(11,636,249)	(140,826,609)

(363,681,721)	68,336,388	132,789,483	29,785,165	(5,879,427)	(71,158,038)
(235,523,125)	(606,430,179)	144,189,454	(89,669,213)	1,228,233	(93,402,594)
1,044,834,782	1,651,264,961	92,537,545	182,206,758	57,534,033	150,936,627
$809,311,657	$1,044,834,782	$236,726,999	$92,537,545	$58,762,266	$57,534,033

57,750,000	156,300,000	11,050,000	3,300,000	150,000	1,450,000
(77,550,000)	(145,300,000)	(2,200,000)	(2,600,000)	(300,000)	(3,100,000)
(19,800,000)	11,000,000	8,850,000	700,000	(150,000)	(1,650,000)

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Unconventional Oil & Gas ETF		Uranium+Nuclear Energy ETF
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$130,792	$508,185	$317,289	$716,050
Net realized gain (loss)	(4,829,742)	(10,939,902)	429,335	502,306
Net change in unrealized appreciation (depreciation)	8,493,865	(12,940,297)	(75,901)	234,878
Net increase (decrease) in net assets resulting from operations	3,794,915	(23,372,014)	670,723	1,453,234

Distributions to shareholders:
Dividends and Distributions	—	(426,800)	—	(1,000,199)

Share transactions:**
Proceeds from sale of shares	638,711	19,198,826	—	—
Cost of shares redeemed	(12,326,308)	(34,540,419)	(2,503,957)	(2,606,938)
Decrease in net assets resulting from share transactions	(11,687,597)	(15,341,593)	(2,503,957)	(2,606,938)
Total decrease in net assets	(7,892,682)	(39,140,407)	(1,833,234)	(2,153,903)
Net Assets, beginning of period	30,062,615	69,203,022	25,660,998	27,814,901
Net Assets, end of period	$22,169,933	$30,062,615	$23,827,764	$25,660,998

** Shares of Common Stock Issued (no par value)
Shares sold	50,000	1,200,000	—	—
Shares redeemed	(950,000)	(2,850,000)	(50,000)	(50,000)
Net decrease	(900,000)	(1,650,000)	(50,000)	(50,000)

See Notes to Financial Statements

46

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$57.11		$61.63	$51.38		$46.55	$52.59	$54.44
Income from investment operations:
Net investment income	0.53	(a)	0.83 (a)	0.83	(a)	1.07	1.37	1.68
Net realized and unrealized gain (loss) on investments	9.20		(4.39)	10.30		4.86	(6.07)	(1.84)
Total from investment operations	9.73		(3.56)	11.13		5.93	(4.70)	(0.16)
Less:
Dividends from net investment income	—		(0.96)	(0.88)		(1.10)	(1.34)	(1.69)
Net asset value, end of period	$66.84		$57.11	$61.63		$51.38	$46.55	$52.59
Total return (b)	17.04	%(c)	(5.76)%	21.68%		12.74%	(8.96)%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$691,794		$756,716	$853,578		$804,156	$835,551	$1,440,901
Ratio of gross expenses to average net assets	0.55	%(d)	0.54%	0.54%		0.53%	0.55%	0.57%
Ratio of net expenses to average net assets	0.55	%(d)	0.54%	0.54%		0.53%	0.55%	0.57%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.54%	0.53%		0.53%	0.54%	0.56%
Ratio of net investment income to average net assets	1.73	%(d)	1.32%	1.48%		2.04%	2.00%	1.77%
Portfolio turnover rate (e)	13	%(c)	16%	22%		15%	20%	14%

	Coal ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$12.66		$16.06	$12.37		$6.28	$14.64	$19.50
Income from investment operations:
Net investment income	0.45	(a)	0.67 (a)	0.53	(a)	0.14	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.19		(3.25)	3.73		6.08	(8.36)	(4.83)
Total from investment operations	0.64		(2.58)	4.26		6.22	(8.07)	(4.49)
Less:
Dividends from net investment income	—		(0.82)	(0.57)		(0.13)	(0.29)	(0.37)
Net asset value, end of period	$13.30		$12.66	$16.06		$12.37	$ 6.28	$14.64
Total return (b)	5.06	%(c)	(15.97)%	34.42%		99.10%	(55.14)%	(23.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$48,550		$55,084	$101,201		$101,395	$39,248	$114,905
Ratio of gross expenses to average net assets	0.75	%(d)	0.64%	0.64%		0.62%	0.66%	0.63%
Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%		0.59%	0.59%	0.59%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59	%(f)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	6.68	%(d)	4.19%	3.80	%(f)	1.66%	2.31%	1.75%
Portfolio turnover rate (e)	8	%(c)	24%	39%		40%	36%	27%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Includes expense offset arrangements of 0.01%

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017		2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$21.07		$23.25	$20.92		$13.72		$18.43	$21.16
Income from investment operations:
Net investment income	0.13	(a)(h)	0.14 (a)	0.10	(a)	0.03		0.12	0.12
Net realized and unrealized gain (loss) on investments	4.43		(2.21)	2.41		7.23		(4.71)	(2.73)
Total from investment operations	4.56		(2.07)	2.51		7.26		(4.59)	(2.61)
Less:
Dividends from net investment income	—		(0.11)	(0.18)		(0.06)		(0.12)	(0.12)
Net asset value, end of period	$25.63		$21.07	$23.25		$20.92		$13.72	$18.43
Total return (b)	21.64	%(c)	(8.92)%	11.99%		52.91%		(24.93)%	(12.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,541,864		$10,575,687	$7,574,585		$9,685,012		$4,316,718	$5,495,447
Ratio of gross expenses to average net assets	0.52	%(d)	0.52%	0.53%		0.51%		0.52%	0.53%
Ratio of net expenses to average net assets	0.52	%(d)	0.52%	0.53%		0.51%		0.52%	0.53%
Ratio of net expenses to average net assets excluding interest expense	0.52	%(d)	0.52%	0.53%		0.51%		0.52%	0.53%
Ratio of net investment income to average net assets	1.20	%(d)(h)	0.66%	0.42%		0.21%		0.66%	0.52%
Portfolio turnover rate (e)	11	%(c)	15%	12%		26%		24%	18%

	Junior Gold Miners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017		2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$30.11		$34.21	$31.72		$19.22		$24.04	$30.90
Income from investment operations:
Net investment income	0.02	(a)	0.14 (a)	0.05	(a)	0.14		0.15	0.00	(a)(f)
Net realized and unrealized gain (loss) on investments	4.92		(4.10)	2.45		13.87		(4.83)	(6.68)
Total from investment operations	4.94		(3.96)	2.50		14.01		(4.68)	(6.68)
Less:
Dividends from net investment income	—		(0.14)	(0.01)		(1.51)		(0.14)	(0.18)
Net asset value, end of period	$35.05		$30.11	$34.21		$31.72		$19.22	$24.04
Total return (b)	16.41	%(c)	(11.58)%	7.89%		73.75%		(19.48)%	(21.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,135,324		$4,273,395	$4,634,495		$3,454,333		$1,300,681	$1,522,690
Ratio of gross expenses to average net assets	0.54	%(d)	0.53%	0.55	%(g)	0.52	%(g)	0.56%	0.55	%(g)
Ratio of net expenses to average net assets	0.54	%(d)	0.53%	0.54	%(g)	0.52	%(g)	0.56%	0.55	%(g)
Ratio of net expenses to average net assets excluding interest expense and taxes	0.53	%(d)	0.53%	0.53	%(g)	0.52	%(g)	0.55%	0.54	%(g)
Ratio of net investment income (loss) to average net assets	0.14	%(d)	0.45%	0.16	%(g)	0.14	%(g)	0.66%	(0.01	)%(g)
Portfolio turnover rate (e)	12	%(c)	28%	67%		58%		47%	65%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share
(g)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses form the Fund’s investment in underlying funds.
(h)	Net Investment income per share reflects non-recurring dividends which amounted to $0.04 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 0.79%.

See Notes to Financial Statements

48

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$55.10		$60.94	$50.62	$54.57	$54.09	$55.90
Income from investment operations:
Net investment income	0.09	(a)	0.26 (a)	1.12 (a)	1.38	0.46	0.12
Net realized and unrealized gain (loss) on investments	9.85		(5.76)	9.97	(4.26)	0.33	(1.82)
Total from investment operations	9.94		(5.50)	11.09	(2.88)	0.79	(1.70)
Less:
Dividends from net investment income	—		(0.34)	(0.77)	(1.07)	(0.31)	(0.11)
Net asset value, end of period	$65.04		$55.10	$60.94	$50.62	$54.57	$54.09
Total return (b)	18.04	%(c)	(9.02)%	21.90%	(5.26)%	1.45%	(3.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$89,974		$78,976	$87,351	$64,958	$91,857	$82,937
Ratio of gross expenses to average net assets	0.65	%(d)	0.65%	0.67%	0.64%	0.62%	0.64%
Ratio of net expenses to average net assets	0.62	%(d)	0.63%	0.63%	0.62%	0.62%	0.62%
Ratio of net expenses to average net assets excluding interest expense	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.28	%(d)	0.44%	1.94%	2.04%	0.88%	0.18%
Portfolio turnover rate (e)	17	%(c)	31%	21%	32%	27%	31%

	Natural Resources ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$32.20		$37.09	$32.31	$26.38	$33.73	$37.46
Income from investment operations:
Net investment income	0.51	(a)	0.81 (a)	0.72 (a)	0.66	0.81	0.82
Net realized and unrealized gain (loss) on investments	4.03		(4.78)	4.81	5.91	(7.37)	(3.70)
Total from investment operations	4.54		(3.97)	5.53	6.57	(6.56)	(2.88)
Less:
Dividends from net investment
income	—		(0.92)	(0.75)	(0.64)	(0.79)	(0.85)
Net asset value, end of period	$36.74		$32.20	$37.09	$32.31	$26.38	$33.73
Total return (b)	14.10	%(c)	(10.69)%	17.14%	24.93%	(19.48)%	(7.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$73,474		$77,282	$103,863	$95,323	$76,511	$86,023
Ratio of gross expenses to average net assets	0.78	%(d)	0.72%	0.80%	0.77%	0.75%	0.73%
Ratio of net expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net expenses to average net assets excluding interest expense .	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.91	%(d)	2.21%	2.09%	2.18%	2.66%	2.10%
Portfolio turnover rate (e)	16	%(c)	23%	34%	37%	9%	13%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	For the					For the Period
	Six Months					August 18,
	Ended					2015(a) through
	June 30,		For the Year Ended December 31,			December 31,
	2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$26.95		$30.40	$20.86	$19.69	$19.75
Income from investment operations:
Net investment income	0.32	(b)	0.74 (b)	0.61 (b)	0.73	0.07
Net realized and unrealized gain (loss) on investments	0.53		(3.54)	9.38	1.15		(0.04)
Total from investment operations	0.85		(2.80)	9.99	1.88	0.03
Less:
Dividends from net investment income	—		(0.52)	(0.37)	(0.71)		(0.07)
Distributions from net realized capital gains	—		(0.13)	(0.08)	—	—
Return of capital	—		—	—	—		(0.02)
Total dividends and distributions	—		(0.65)	(0.45)	(0.71)		(0.09)
Net asset value, end of period	$27.80		$26.95	$30.40	$20.86	$19.69
Total return (c)	3.15	%(d)	(9.22)%	47.91%	9.55%	0.16	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$16,683		$48,509	$10,641	$3,129	$3,938
Ratio of gross expenses to average net assets	1.03	%(e)	0.72%	2.71%	3.42%	4.98	%(e)
Ratio of net expenses to average net assets	0.61	%(e)	0.60%	0.59%	0.59%	0.59	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(e)	0.59%	0.59%	0.59%	0.59	%(e)
Ratio of net investment income to average net assets	2.27	%(e)	2.32%	2.43%	2.85%	1.19	%(e)
Portfolio turnover rate (f)	10	%(d)	31%	24%	15%	12	%(d)

	Oil Services ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015		2014
	(unaudited)
Net asset value, beginning of period	$14.03		$26.02	$33.36	$26.44	$35.89		$48.10
Income from investment operations:
Net investment income	0.16	(b)	0.35 (b)	0.90 (b)	0.46	0.63		0.85
Net realized and unrealized gain (loss) on investments	0.62		(12.04)	(7.56)	6.93		(9.45)	(12.20)
Total from investment operations	0.78		(11.69)	(6.66)	7.39		(8.82)	(11.35)
Less:
Dividends from net investment income	—		(0.30)	(0.68)	(0.47)		(0.63)	(0.86)
Net asset value, end of period	$14.81		$14.03	$26.02	$33.36	$26.44		$35.89
Total return (c)	5.56	%(d)	(44.93)%	(19.95)%	27.92%		(24.58)%	(23.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$809,312		$1,044,835	$1,651,265	$1,218,137	$1,118,901		$929,834
Ratio of gross expenses to average net assets	0.40	%(e)	0.38%	0.39%	0.40%		0.39%	0.39%
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net investment income to average net assets	1.97	%(e)	1.44%	3.36%	1.70%		2.30%	1.99%
Portfolio turnover rate (f)	10	%(d)	22%	34%	24%		18%	15%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

50

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$13.56		$29.75	$16.90	$13.68	$25.49	$35.98
Income from investment operations:
Net investment income	0.21	(a)	0.66 (a)	0.44 (a)	0.12	0.51	0.65
Net realized and unrealized gain (loss) on investments	1.33		(15.16)	13.28	3.48	(11.68)	(10.75)
Total from investment operations	1.54		(14.50)	13.72	3.60	(11.17)	(10.10)
Less:
Dividends from net investment income	—		(1.69)	(0.87)	(0.38)	(0.64)	(0.39)
Net asset value, end of period	$15.10		$13.56	$29.75	$16.90	$13.68	$25.49
Total return (b)	11.36	%(c)	(48.70)%	81.43%	26.35%	(43.76)%	(28.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$236,727		$92,538	$182,207	$42,663	$28,381	$57,986
Ratio of gross expenses to average net assets	0.64	%(d)	0.63%	0.73%	0.86%	0.82%	0.72%
Ratio of net expenses to average net assets	0.60	%(d)	0.59%	0.61%	0.61%	0.57%	0.58%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.84	%(d)	2.73%	1.99%	1.43%	2.01%	1.55%
Portfolio turnover rate (e)	31	%(c)	68%	57%	104%	49%	37%

	Steel ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$34.87		$45.74	$37.82	$19.52	$35.45	$49.76
Income from investment operations:
Net investment income	0.74	(a)	1.30 (a)	0.92 (a)	0.42	1.03	1.13
Net realized and unrealized gain (loss) on investments	3.56		(9.99)	8.12	18.28	(15.92)	(14.28)
Total from investment operations	4.30		(8.69)	9.04	18.70	(14.89)	(13.15)
Less:
Dividends from net investment income	—		(2.18)	(1.12)	(0.40)	(1.02)	(1.16)
Return of capital	—		—	—	—	(0.02)	—
Total dividends	—		(2.18)	(1.12)	(0.40)	(1.04)	(1.16)
Net asset value, end of period	$39.17		$34.87	$45.74	$37.82	$19.52	$35.45
Total return (b)	12.33	%(c)	(18.94)%	23.86%	95.77%	(42.03)%	(26.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$58,762		$57,534	$150,937	$185,324	$44,904	$69,127
Ratio of gross expenses to average net assets	0.71	%(d)	0.61%	0.62%	0.60%	0.69%	0.63%
Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.56%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.87	%(d)	2.80%	2.25%	1.88%	3.76%	2.43%
Portfolio turnover rate (e)	10	%(c)	16%	31%	20%	15%	11%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$10.93		$15.73	$18.25	$13.24	$22.12	$28.43
Income from investment operations:
Net investment income	0.06	(a)	0.10 (a)	0.09 (a)	0.09	0.32	0.30
Net realized and unrealized gain (loss) on investments	0.99		(4.81)	(2.50)	4.98	(8.86)	(6.32)
Total from investment operations	1.05		(4.71)	(2.41)	5.07	(8.54)	(6.02)
Less:
Dividends from net investment income	—		(0.09)	(0.11)	(0.06)	(0.34)	(0.29)
Net asset value, end of period	$11.98		$10.93	$15.73	$18.25	$13.24	$22.12
Total return (b)	9.61	%(c)	(29.96)%	(13.20)%	38.31%	(38.60)%	(21.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,170		$30,063	$69,203	$59,324	$38,398	$61,937
Ratio of gross expenses to average net assets	0.90	%(d)	0.61%	0.70%	0.71%	0.72%	0.67%
Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net expenses to average net assets excluding interest expense	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	0.98	%(d)	0.65%	0.56%	0.63%	1.62%	1.07%
Portfolio turnover rate (e)	14	%(c)	17%	17%	23%	22%	11%

	Uranium+Nuclear Energy ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$49.67		$49.09	$47.55	$45.25	$51.50	$48.11
Income from investment operations:
Net investment income	0.63	(a)	1.30 (a)	1.35 (a)	2.08	1.87	1.27
Net realized and unrealized gain (loss) on investments	0.76		1.22	2.57	1.94	(6.63)	3.39
Total from investment operations	1.39		2.52	3.92	4.02	(4.76)	4.66
Less:
Dividends from net investment income	—		(1.94)	(2.38)	(1.72)	(1.49)	(1.27)
Net asset value, end of period	$51.06		$49.67	$49.09	$47.55	$45.25	$51.50
Total return (b)	2.80	%(c)	5.15%	8.27%	8.87%	(9.26)%	9.61%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,828		$25,661	$27,815	$34,076	$39,211	$67,812
Ratio of gross expenses to average net assets	0.93	%(d)	0.85%	0.89%	0.79%	0.70%	0.76%
Ratio of net expenses to average net assets	0.61	%(d)	0.60%	0.61%	0.61%	0.61%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.51	%(d)	2.58%	2.67%	3.37%	2.34%	1.89%
Portfolio turnover rate (e)	8	%(c)	32%	19%	36%	27%	31%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

52

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF (formerly known as Global Alternative Energy ETF), Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting as their index.

Fund	Diversification Classification
Agribusiness ETF	Non-Diversified
Coal ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Unconventional Oil & Gas ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.
53

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the input and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and
54

prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of June 30, 2019 are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at June 30, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

55

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations for the period ended June 30, 2019, are as follows:

Fund	Expense Limitations
Agribusiness ETF	0.56%
Coal ETF	0.59
Gold Miners ETF	0.53
Junior Gold Miners ETF	0.56
Low Carbon Energy ETF	0.62
Natural Resources ETF	0.49
Oil Refiners ETF	0.59
Oil Services ETF	0.35
Rare Earth/Strategic Metals ETF	0.57
Steel ETF	0.55
Unconventional Oil & Gas ETF	0.54
Uranium+Nuclear Energy ETF	0.60

Refer to Statement of Operations for the amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Agribusiness ETF	$97,991,435	$100,629,971
Coal ETF	6,116,739	4,234,083
Gold Miners ETF	1,142,176,840	1,090,782,289
Junior Gold Miners ETF	477,556,233	477,207,222
Low Carbon Energy ETF	15,174,755	15,156,408
Natural Resources ETF	12,390,170	11,555,551
Oil Refiners ETF	2,574,780	6,208,282
Oil Services ETF	99,003,245	90,185,916
Rare Earth/Strategic Metals ETF	94,272,399	49,200,393
Steel ETF	5,905,851	6,022,228
Unconventional Oil & Gas ETF	3,661,591	3,561,205
Uranium+Nuclear Energy ETF	2,350,433	1,944,921

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation and depreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$698,738,619	$141,941,924	$(90,037,433)	$51,904,491
Coal ETF	62,674,373	1,010,291	(13,181,127)	(12,170,836)
Gold Miners ETF	9,606,349,889	1,590,998,432	(551,294,091)	1,039,704,341
Junior Gold Miners ETF	4,320,407,025	606,741,910	(665,230,987)	(58,489,077)
Low Carbon Energy ETF	75,763,205	24,051,068	(2,010,939)	22,040,129
Natural Resources ETF	71,383,598	8,559,426	(5,402,609)	3,156,817
Oil Refiners ETF	20,651,265	447,546	(4,401,786)	(3,954,240)
Oil Services ETF	1,868,688,161	—	(1,024,703,971)	(1,024,703,971)
Rare Earth/Strategic Metals ETF	304,783,760	12,582,809	(38,039,911)	(25,457,102)
Steel ETF	77,600,712	2,279,099	(14,798,364)	(12,519,265)
Unconventional Oil & Gas ETF	36,293,221	287,977	(13,690,496)	(13,402,519)
Uranium+Nuclear Energy ETF	25,279,625	2,974,317	(2,552,447)	421,870
56

The tax character of dividends paid to shareholders during the year ended December 31, 2018 was as follows:

Fund	Ordinary Income
Agribusiness ETF	$12,001,800
Coal ETF	3,625,600
Gold Miners ETF	51,959,513
Junior Gold Miners ETF	19,534,693
Low Carbon Energy ETF	499,871
Natural Resources ETF	2,159,650
Oil Refiners ETF	1,170,000
Oil Services ETF	21,321,948
Rare Earth/Strategic Metals ETF	11,500,061
Steel ETF	3,600,300
Unconventional Oil & Gas ETF	426,800
Uranium+Nuclear Energy ETF	1,000,200

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(178,974,364)	$(501,609,337)	$(680,583,701)
Coal ETF	(23,645,586)	(281,923,863)	(305,569,449)
Gold Miners ETF	(1,328,717,435)	(8,426,684,721)	(9,755,402,156)
Junior Gold Miners ETF	(1,611,478,906)	(2,871,409,789)	(4,482,888,695)
Low Carbon Energy ETF	(4,812,502)	(92,797,499)	(97,610,001)
Natural Resources ETF	(2,894,228)	(36,910,511)	(39,804,739)
Oil Refiners ETF	—	—	—
Oil Services ETF	(65,420,955)	(149,843,535)	(215,264,490)
Rare Earth/Strategic Metals ETF	(69,312,136)	(192,969,308)	(262,281,444)
Steel ETF	(7,198,907)	(124,475,440)	(131,674,347)
Unconventional Oil & Gas ETF	(6,808,108)	(34,933,761)	(41,741,869)
Uranium+Nuclear Energy ETF	(13,913,162)	(67,998,589)	(81,911,751)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of June 30, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities

57

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended June 30, 2019 the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Agribusiness ETF	$—	$170,663,937
Coal ETF	—	9,378,888
Gold Miners ETF	294,349,957	2,287,445,444
Junior Gold Miners ETF	482,834,230	1,265,120,603
Low Carbon Energy ETF	—	3,261,778
Natural Resources ETF	—	13,545,718
Oil Refiners ETF	—	30,265,404
Oil Services ETF	911,667,529	1,275,276,933
Rare Earth/Strategic Metals ETF	113,904,409	22,736,192
Steel ETF	5,756,949	10,276,064
Unconventional Oil & Gas ETF	638,586	12,326,649
Uranium+Nuclear Energy ETF	—	2,490,447

This table represents the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Principal Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds (except for Natural Resources ETF) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

At June 30, 2019, the Adviser owned 2,500 shares of Gold Miners ETF.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

58

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders,’ administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral at June 30, 2019 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of June 30, 2019:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Agribusiness ETF	$50,639,280
Coal ETF	1,983,413
Gold Miners ETF	105,334,362
Junior Gold Miners ETF	125,462,519
Low Carbon Energy ETF	7,920,755
Natural Resources ETF	499,131
Oil Services ETF	34,357,861
Rare Earth/Strategic Metals ETF	40,494,221
Steel ETF	6,302,927
Unconventional Oil & Gas ETF	673,504
Uranium+Nuclear Energy ETF	1,832,784
*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the following Funds borrowed under this Facility:

59

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2019
Agribusiness ETF	162	$1,734,202	3.84%	$811,834
Coal ETF	76	190,640	3.85	286,555
Gold Miners ETF	89	8,930,486	3.84	—
Junior Gold Miners ETF	44	2,273,175	3.86	—
Low Carbon Energy ETF	59	136,098	3.83	—
Natural Resources ETF	143	295,168	3.84	434,224
Oil Refiners ETF	132	141,506	3.84	116,055
Oil Services ETF	98	2,026,080	3.83	1,728,906
Rare Earth/Strategic Metals ETF	147	990,139	3.84	1,784,366
Steel ETF	76	361,996	3.83	918,281
Uranium+Nuclear Energy ETF	80	85,559	3.84	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018–13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018–13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018–13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018–13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018–13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

60

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2019 (unaudited)

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC CSI 300 ETF, [ChinaAMC] Environmental Protection ETF, [ChinaAMC] Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Gold Miners ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Internet ETF, Israel ETF, Junior Gold Miners ETF, Kuwait Index ETF, Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Metals ETF, MLP ETF, Mongolia ETF, Natural Resources ETF, Ned Davis [Long/Flat] International Equity ETF, Ned Davis [Long/Flat] US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF, Steel ETF, Telecom ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund except for the VanEck Vectors ChinaAMC CSI 300 ETF seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 10, 2019 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed

61

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2019 (unaudited) (continued)

upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Russia ETF, Unconventional Oil & Gas ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, Coal ETF, Egypt Index ETF, Low Carbon Energy ETF (formerly Global Alternative Energy ETF), Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the

62

profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, [ChinaAMC] Environmental Protection ETF, [ChinaAMC] Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Internet ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Ned Davis [Long/Flat] International Equity ETF, Ned Davis [Long/Flat] US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF and Telecom ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and Sub-Adviser (to the extent applicable) and their personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

63

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2019 (unaudited) (continued)

Bitcoin Strategy ETF

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the May 10, 2019 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 10, 2019 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s registration statement. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

64

Long/Flat Commodity ETF

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Long/Flat Commodity ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the May 10, 2019 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 10, 2019 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, trading expenses, taxes, accrued deferred tax liability and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

65

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the respective Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Vectors ETF Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	HASAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 6, 2019
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 6, 2019
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 6, 2019
     ------------------